IMPORTANT NOTICE
REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

SCHWAB

Municipal Money Funds

December 31, 2000

Annual Report enclosed

SCHWAB MUNICIPAL MONEY FUND

SCHWAB CALIFORNIA
MUNICIPAL MONEY FUND

SCHWAB NEW YORK
MUNICIPAL MONEY FUND

SCHWAB NEW JERSEY
MUNICIPAL MONEY FUND

SCHWAB PENNSYLVANIA
MUNICIPAL MONEY FUND

SCHWAB FLORIDA MUNICIPAL
MONEY FUND

This report is not authorized for
distribution to prospective investors
unless preceded or accomanied by a
current prospectus.

                                                               [GRAPHIC OMITTED]
                                                                   CHARLESSCHWAB

IMPORTANT NOTICE REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

MAILING OF YOUR SCHWABFUNDS(R) SHAREHOLDER DOCUMENTS MAY BE HOUSEHOLDED INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS
All SchwabFunds prospectuses and shareholder reports are available free of charge and may be requested at any time by calling Schwab as indicated below. SchwabFunds prospectuses are also available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS.

If you would prefer that your SchwabFunds mailings not be householded, please contact:

SCHWAB SIGNATURE SERVICES(TM) CLIENTS
Schwab Signature Services.

INVESTMENT MANAGER CLIENTS
Schwab at 1-800-515-2157, or your investment manager.

ALL OTHER CLIENTS
Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab

SCHWAB


MUNICIPAL MONEY FUNDS


December 31,  2000

Annual Report

SCHWAB MUNICIPAL MONEY FUND


SCHWAB CALIFORNIA
MUNICIPAL MONEY FUND

SCHWAB NEW YORK
MUNICIPAL MONEY FUND

SCHWAB NEW JERSEY
MUNICIPAL MONEY FUND

SCHWAB PENNSYLVANIA
MUNICIPAL MONEY FUND

SCHWAB FLORIDA MUNICIPAL
MONEY FUND

                                                               [GRAPHIC OMITTED]
                                                                   CHARLESSCHWAB

SCHWAB MUNICIPAL MONEY FUNDS

We're pleased to bring you this annual report for the following funds (the funds) for the one-year period ended December 31, 2000:

     o Schwab Municipal Money Fund

     o Schwab California Municipal Money Fund

     o Schwab New York Municipal Money Fund

     o Schwab New Jersey Municipal Money Fund

     o Schwab Pennsylvania Municipal Money Fund

     o Schwab Florida Municipal Money Fund

During the reporting period, the funds continued to provide competitive money market returns, combined with stability of capital and liquidity.1

Three of the funds--the Schwab Municipal Money Fund, the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund--offer two classes of shares, Sweep Shares and Value Advantage Shares, which are both presented in this report. These two share classes were designed for different purposes, as explained on page 3. Depending on your cash needs and investment profile, either or both classes of the funds may have a place in your investment plan.

Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.



CONTENTS

---------------------------------------------------
A Message from the Chairman                       1
---------------------------------------------------
What Money Fund Investors Should Know             2
---------------------------------------------------
Market Overview                                   5
---------------------------------------------------
Portfolio Management                             10
---------------------------------------------------
Schwab Municipal Money Fund                      11
---------------------------------------------------
Schwab California Municipal Money Fund           12
---------------------------------------------------
Schwab New York Municipal Money Fund             13
---------------------------------------------------
Schwab New Jersey Municipal Money Fund           14
---------------------------------------------------
Schwab Pennsylvania Municipal Money Fund         15
---------------------------------------------------
Schwab Florida Municipal Money Fund              16
---------------------------------------------------
Questions to the Portfolio Management Team       17
---------------------------------------------------
Glossary of Terms                                21
---------------------------------------------------
Portfolio Highlights                             22
---------------------------------------------------
Financial Statements and Notes                   28
---------------------------------------------------

1 Income may be subject to the federal alternative minimum tax (AMT) and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

A MESSAGE FROM THE CHAIRMAN

[GRAPHIC OMITTED]

Dear Shareholder,

During the last few years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. In recent months, however, investors have been subject to larger swings in the market, even within the span of a single day.

Given this divergent environment, the message is clear: Expect volatility, maintain a long-term view and ensure your investment strategy is appropriate for your risk tolerance and time horizon. One way to lessen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, namely stocks, bonds and cash equivalents.

Since we launched our first equity fund in 1991, SchwabFunds(R) has become one of the largest and fastest- growing mutual fund companies in the United States. With more than $125 billion net assets under management and nearly six million accounts, we now manage 44 mutual funds, covering nearly every asset class. Our broad range of funds can help form the foundation of a diversified investment plan. SchwabFunds' asset allocation funds can even provide diversification within a single fund.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all the SchwabFunds, including performance data, are available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS. We encourage you to take advantage of this valuable resource.

Thank you for your investment in SchwabFunds. For its part, SchwabFunds will do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ CHARLES SCHWAB

Charles Schwab
December 31, 2000

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a diversified fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds, money market securities or funds, and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.1

You can help assure thatt you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.2 Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits in your account. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances. If you don't need frequent access to the money in your money market fund,

1 An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

2 Yields may vary.

consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.3 And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.3

SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments(R) and Value Advantage Investments(R). Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment portfolio.

SWEEP INVESTMENTS are designed for your cash balances requiring frequent access. These funds can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Unlike Sweep Investments, Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) A high-quality money fund designed for larger cash balances that don't require frequent access.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income from the fund is generally free from state and local income taxes.

3 This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

SCHWAB MUNICIPAL MONEY FUNDS1

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes. The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

  o Schwab California Municipal Money Fund

  o Schwab New York Municipal Money Fund

  o Schwab New Jersey Municipal Money Fund

  o Schwab Pennsylvania Municipal Money Fund

  o Schwab Florida Municipal Money Fund


The table below presents the various money fund choices available at Schwab.

                                                 VALUE
                                               ADVANTAGE
 TAXABLE MONEY FUNDS   SWEEP INVESTMENTS(R)  INVESTMENTS(R)
--------------------------------------------------------------
Schwab Money
Market Fund                    o
--------------------------------------------------------------
Schwab Value
Advantage Money
Fund(R)--Investor Shares                          o
--------------------------------------------------------------
Schwab Government
Money Fund                     o
--------------------------------------------------------------
Schwab U.S. Treasury
Money Fund                     o
--------------------------------------------------------------


   MUNICIPAL MONEY FUNDS
--------------------------------------------------------------
Schwab Municipal
Money Fund                     o                  o
--------------------------------------------------------------
Schwab California
Municipal Money Fund           o                  o
--------------------------------------------------------------
Schwab New York
Municipal Money Fund           o                  o
--------------------------------------------------------------
Schwab New Jersey
Municipal Money Fund           o
--------------------------------------------------------------
Schwab Pennsylvania
Municipal Money Fund           o
--------------------------------------------------------------
Schwab Florida
Municipal Money Fund           o
--------------------------------------------------------------

If you would like more information on any of these funds, please call 800-435-4000 and request a prospectus. The prospectus contains more information on fund fees and expenses as well as risks. Please read it carefully before investing.

1 Income may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

MARKET OVERVIEW

GROWTH PERIOD IS THE LONGEST
IN U.S. HISTORY.

The year 2000 marked the tenth year of continuing U.S. economic expansion--the longest period of continuous growth in U.S. history. The main forces behind the expansion have been high levels of consumer spending--fueled by increases in personal income, personal wealth and consumer confidence--as well as a healthy housing sector and strong investment in capital improvements by businesses. However, as the year ended, it appeared that the current ten-year cycle may have run its course.

In an effort to slow the economy while reducing inflationary pressures, the Federal Reserve Bank (the Fed) raised short-term interest rates from 5.5% to 6.5% in three separate actions during the first six months of 2000. These rate hikes proved to be effective as Q3 Gross Domestic Product (GDP) fell to 2.2%, its lowest level since Q3 1996, and well below the 5.6% rate of Q2 2000. Consumer and business spending, the main drivers of the expansion, decreased significantly later in the year and caused the economy to slow even further as reflected in the Q4 GDP release of 1.4%. Concerned about

                                [GRAPHIC OMITTED]

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the reporting period.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


        Lehman Aggregate Bond Index   MSCI EAFE Index  Russell 2000 Small-Cap Index  S&P 500 Index  3 Month T-Bill Cumulative Return
01/07/00            -0.06                    -4.56            -3.23                   -1.89                0.12
01/14/00            -0.52                    -2.21             0.6                    -0.28                0.2
01/21/00            -0.68                    -4.39             5.82                   -1.9                 0.3
01/28/00            -0.01                    -4.83             0.05                   -7.42                0.38
02/04/00             0.12                    -2.85             4.21                   -2.99                0.51
02/11/00            -0.17                    -2.3              6.54                   -5.53                0.63
02/18/00             0.37                    -3.76             8.26                   -8.32                0.68
02/25/00             1.02                    -3.01            10.45                   -9.19                0.8
03/03/00             1.2                     -0.97            18.72                   -3.92                0.91
03/10/00             1                       -0.99            19.84                   -4.88                1.01
03/17/00             1.69                    -2.17            14.09                   -0.15                1.14
03/24/00             1.57                    -0.25            14.01                    4.14                1.25
03/31/00             2.2                     -0.4              7.09                    2.27                1.39
04/07/00             3.02                    -1.4              7.88                    3.48                1.51
04/14/00             2.95                    -4.85            -9.8                    -7.42                1.64
04/21/00             2.85                    -5.64            -4.23                   -2.1                 1.7
04/28/00             1.9                     -5.73             0.64                   -0.81                1.85
05/05/00             0.47                    -6.12             1.98                   -2.16                1.99
05/12/00             0.34                    -7.08            -2.33                   -2.95                2.09
05/19/00             0.54                   -10.41            -4.56                   -3.91                2.27
05/26/00             1.64                    -9.93            -8.97                   -5.89                2.36
06/02/00             2.83                    -3.95             2.11                    1.04                2.47
06/09/00             3.15                    -4.1              4.16                   -0.35                2.58
06/16/00             4.02                    -4.46             2.37                    0.17                2.71
06/23/00             3.05                    -5.35             1.75                   -1.4                 2.83
06/30/00             3.97                    -4.62             3.05                   -0.44                2.93
07/07/00             4.44                    -3.74             5.17                    1.23                3.02
07/14/00             4.29                    -4.15             8.07                    3.35                3.12
07/21/00             4.88                    -6.31             4.11                    1.32                3.24
07/28/00             4.87                    -9.35            -2.34                   -2.81                3.35
08/04/00             5.66                    -9.73             0.37                    0.22                3.48
08/11/00             5.85                    -8.41             1.74                    0.83                3.59
08/18/00             5.98                    -7.68             2.82                    2.19                3.72
08/25/00             6.38                    -7.03             4.77                    3.2                 3.82
09/01/00             6.7                     -6.06             8.16                    4.32                3.97
09/08/00             6.62                    -9.9              6.8                     2.51                4.13
09/13/00             6.44                   -11.95             6.02                    0.54                4.26
09/22/00             6.68                   -13.19             3.63                   -0.63                4.38
09/29/00             7.13                   -12.67             4.21                   -1.4                 4.5
10/06/00             7.1                    -12.93            -1.84                   -3.29                4.63
10/13/00             7.48                   -15.54            -3.93                   -5.68                4.76
10/20/00             8.05                   -15.71            -2.51                   -4.12                4.87
10/27/00             7.92                   -14.42            -4.01                   -5.3                 4.98
11/03/00             7.72                   -11.72             1.6                    -2                   5.05
11/10/00             7.93                   -13.63            -3.73                   -6.17                5.23
11/17/00             8.41                   -14.94            -3.34                   -6.05                5.37
11/24/00             8.73                   -17.27            -5.49                   -7.84                5.5
12/01/00             9.33                   -15.87            -8.47                   -9.53                5.64
12/08/00            10.36                   -14.84            -3.99                   -5.77                5.78
12/15/00            11.19                   -15.73            -8.17                   -9.74                5.9
12/22/00            11.91                   -16.69            -7.16                  -10.16                6.2
12/29/00            11.63                   -14.17            -3.02                   -9.1                 6.31


S&P 500(R) INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

THREE-MONTH TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Austalasia and the Far East

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market


These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Past performance isn't an indication of future results. Data source: Charles Schwab & Co., Inc. (Schwab).

this dramatic reduction, the Fed reversed its tightening bias and reduced interest rates from 6.5% to 6.0% on January 3, 2001.

UNEMPLOYMENT HITS NEW LOWS

After trending downward for years, unemployment fell below the 4% mark (a level once considered improbable without high inflation) in April 2000, reaching a three-decade low. After trending slightly upward during the summer months, the unemployment rate settled back to the 4% level by year end. While the unemployment rate is low by historical standards, there have been some ominous indicators pointing to a weakening labor market. The manufacturing sector shed over 60,000 jobs in December while the average hours worked in that sector declined for the third consecutive month. Additionally, reports detailing job cuts in many companies, especially in the technology sector, were prevalent. Consensus forecasts call for unemployment to continue to rise during the first half of 2001 as the pace of growth moderates.

                                [GRAPHIC OMITTED]

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

THE U.S. ECONOMY HAS GROWN STEADILY FOR THE PAST TEN YEARS BUT SLOWED DRAMATICALLY IN THE 4TH QUARTER OF 2000. REAL GDP GREW JUST 1.4% DURING THE QUARTER, SIGNIFICANTLY BELOW THE 5.2% RATE DURING THE FIRST HALF OF 2000.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Mar-91   -2
Jun-91   2.3
Sep-91   1
Dec-91   2.2
Mar-92   3.8
Jun-92   3.8
Sep-92   3.1
Dec-92   5.4
Mar-93  -0.1
Jun-93   2.5
Sep-93   1.8
Dec-93   6.2
Mar-94   3.4
Jun-94   5.7
Sep-94   2.2
Dec-94   5
Mar-95   1.5
Jun-95   0.8
Sep-95   3.1
Dec-95   3.2
Mar-96   2.9
Jun-96   6.8
Sep-96   2
Dec-96   4.6
Mar-97   4.4
Jun-97   5.9
Sep-97   4.2
Dec-97   2.8
Mar-98   6.5
Jun-98   2.9
Sep-98   3.4
Dec-98   5.6
Mar-99   3.5
Jun-99   2.5
Sep-99   5.7
Dec-99   8.3
Mar-00   4.8
Jun-00   5.6
Sep-00   2.2
Dec-00   1.4


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

STOCKS STUMBLE; MOST BONDS POST
HEALTHY RETURNS

The equity markets continued to grow at a rapid rate as 2000 began and Y2K fears subsided. Most sectors of the stock market reached their highs in the early spring, before beginning a steady decline that continued throughout the rest of the year. The initial decline occurred when the Fed raised short-term interest rates, increasing pressure on stocks. Stocks of all sizes, both in the U.S. and overseas, posted negative returns for the period. Price declines were particularly steep in technology issues as investors turned their attention to more conservative investments. The NASDAQ composite index fell from its high of 5,048.62 in March to 2,470.52 at year end, a stunning decline of over 50%. As evidence began to emerge that the economy was slowing, many companies issued earnings warnings, sparking fears over equity valuations and leading to further declines.

                                [GRAPHIC OMITTED]

             U.S. UNEMPLOYMENT RATE ADJUSTED FOR SEASONAL VARIATIONS

UNEMPLOYMENT HIT A THREE-DECADE LOW OF 3.9% IN APRIL 2000. ALTHOUGH IT TRENDED UP TO 4.1% DURING THE SUMMER MONTHS, IT CLOSED THE REPORTING PERIOD AT 4%, JUST ABOVE THE THREE-DECADE LOW.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Jan-91   6.4
Feb-91   6.6
Mar-91   6.8
Apr-91   6.7
May-91   6.9
Jun-91   6.9
Jul-91   6.8
Aug-91   6.9
Sep-91   6.9
Oct-91   7
Nov-91   7
Dec-91   7.3
Jan-92   7.3
Feb-92   7.4
Mar-92   7.4
Apr-92   7.4
May-92   7.6
Jun-92   7.8
Jul-92   7.7
Aug-92   7.6
Sep-92   7.6
Oct-92   7.3
Nov-92   7.4
Dec-92   7.4
Jan-93   7.3
Feb-93   7.1
Mar-93   7
Apr-93   7.1
May-93   7.1
Jun-93   7
Jul-93   6.9
Aug-93   6.8
Sep-93   6.7
Oct-93   6.8
Nov-93   6.6
Dec-93   6.5
Jan-94   6.8
Feb-94   6.6
Mar-94   6.5
Apr-94   6.4
May-94   6.1
Jun-94   6.1
Jul-94   6.3
Aug-94   6
Sep-94   5.8
Oct-94   5.8
Nov-94   5.6
Dec-94   5.5
Jan-95   5.6
Feb-95   5.4
Mar-95   5.4
Apr-95   5.8
May-95   5.6
Jun-95   5.6
Jul-95   5.7
Aug-95   5.7
Sep-95   5.6
Oct-95   5.5
Nov-95   5.6
Dec-95   5.6
Jan-96   5.7
Feb-96   5.5
Mar-96   5.5
Apr-96   5.5
May-96   5.6
Jun-96   5.3
Jul-96   5.5
Aug-96   5.1
Sep-96   5.2
Oct-96   5.2
Nov-96   5.4
Dec-96   5.4
Jan-97   5.3
Feb-97   5.3
Mar-97   5.2
Apr-97   5
May-97   4.9
Jun-97   5
Jul-97   4.8
Aug-97   4.8
Sep-97   4.9
Oct-97   4.7
Nov-97   4.6
Dec-97   4.7
Jan-98   4.7
Feb-98   4.6
Mar-98   4.7
Apr-98   4.3
May-98   4.4
Jun-98   4.5
Jul-98   4.5
Aug-98   4.5
Sep-98   4.5
Oct-98   4.5
Nov-98   4.4
Dec-98   4.4
Jan-99   4.3
Feb-99   4.4
Mar-99   4.2
Apr-99   4.3
May-99   4.2
Jun-99   4.3
Jul-99   4.3
Aug-99   4.2
Sep-99   4.2
Oct-99   4.1
Nov-99   4.1
Dec-99   4.1
Jan-00   4
Feb-00   4.1
Mar-00   4.1
Apr-00   3.9
May-00   4.1
Jun-00   4
Jul-00   4
Aug-00   4.1
Sep-00   3.9
Oct-00   3.9
Nov-00   4
Dec-00   4

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI WAS UP 3.4% FOR THE 12 MONTHS ENDED DECEMBER 31, 2000 (2.6% IF FOOD AND ENERGY ARE EXCLUDED). ECI ROSE 4.1% (FOR THE 12 MONTHS ENDED DECEMBER 31, 2000.)

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         CPI      ECI
Jan-91   5.6      4.9
Feb-91   5.3      4.9
Mar-91   4.9      4.6
Apr-91   4.8      4.6
May-91   5        4.6
Jun-91   4.7      4.6
Jul-91   4.4      4.3
Aug-91   3.8      4.3
Sep-91   3.4      4.3
Oct-91   2.8      4.3
Nov-91   3.1      4.3
Dec-91   3        4.3
Jan-92   2.7      4
Feb-92   2.8      4
Mar-92   3.2      4
Apr-92   3.2      3.6
May-92   3        3.6
Jun-92   3        3.6
Jul-92   3.2      3.5
Aug-92   3.1      3.5
Sep-92   3        3.5
Oct-92   3.3      3.5
Nov-92   3.1      3.5
Dec-92   3        3.5
Jan-93   3.2      3.5
Feb-93   3.2      3.5
Mar-93   3        3.5
Apr-93   3.2      3.6
May-93   3.2      3.6
Jun-93   3        3.6
Jul-93   2.8      3.6
Aug-93   2.8      3.6
Sep-93   2.8      3.6
Oct-93   2.8      3.5
Nov-93   2.7      3.5
Dec-93   2.8      3.5
Jan-94   2.5      3.2
Feb-94   2.5      3.2
Mar-94   2.6      3.2
Apr-94   2.4      3.2
May-94   2.3      3.2
Jun-94   2.5      3.2
Jul-94   2.7      3.2
Aug-94   2.9      3.2
Sep-94   3        3.2
Oct-94   2.6      3
Nov-94   2.7      3
Dec-94   2.6      3
Jan-95   2.8      2.9
Feb-95   2.9      2.9
Mar-95   2.9      2.9
Apr-95   2.8      2.9
May-95   3.1      2.9
Jun-95   3        2.9
Jul-95   2.8      2.7
Aug-95   2.6      2.7
Sep-95   2.5      2.7
Oct-95   2.8      2.8
Nov-95   2.6      2.8
Dec-95   2.6      2.8
Jan-96   2.7      2.8
Feb-96   2.7      2.8
Mar-96   2.9      2.8
Apr-96   2.8      2.9
May-96   2.9      2.9
Jun-96   2.8      2.9
Jul-96   2.9      2.8
Aug-96   2.8      2.8
Sep-96   3        2.8
Oct-96   3        2.9
Nov-96   3.2      2.9
Dec-96   3.2      2.9
Jan-97   3        2.9
Feb-97   3        2.9
Mar-97   2.8      2.9
Apr-97   2.5      2.8
May-97   2.2      2.8
Jun-97   2.3      2.8
Jul-97   2.2      3
Aug-97   2.2      3
Sep-97   2.2      3
Oct-97   2.1      3.3
Nov-97   1.9      3.3
Dec-97   1.7      3.3
Jan-98   1.6      3.3
Feb-98   1.4      3.3
Mar-98   1.4      3.3
Apr-98   1.5      3.5
May-98   1.7      3.5
Jun-98   1.6      3.5
Jul-98   1.7      3.7
Aug-98   1.7      3.7
Sep-98   1.4      3.7
Oct-98   1.4      3.4
Nov-98   1.5      3.4
Dec-98   1.6      3.4
Jan-99   1.7      3
Feb-99   1.7      3
Mar-99   1.8      3
Apr-99   2.3      3.2
May-99   2.1      3.2
Jun-99   2        3.2
Jul-99   2.1      3.1
Aug-99   2.3      3.1
Sep-99   2.6      3.1
Oct-99   2.6      3.4
Nov-99   2.6      3.4
Dec-99   2.7      3.4
Jan-00   2.7      4.3
Feb-00   3.2      4.3
Mar-00   3.8      4.3
Apr-00   3.1      4.4
May-00   3.2      4.4
Jun-00   3.7      4.4
Jul-00   3.7      4.3
Aug-00   3.4      4.3
Sep-00   3.5      4.3
Oct-00   3.4
Nov-00   3.4
Dec-00


The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

Yields on short-term debt securities generally increased during the reporting period, due to a combination of a robust U.S. economy and the three rate hikes imposed by the Fed in an effort to stave off inflationary threats. Short-term municipal yields generally climbed in tandem with short-term taxable yields, due to the Fed's aggressive rate hikes. During the report period 90-day municipal commercial paper reached a yield high of 4.5% and three-month T-bill yields reached a high of 6.40%.

                                [GRAPHIC OMITTED]

While short-term interest rates generally rose during the report period, intermediate- and long-term bond rates actually fell. A major factor for bonds was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This action resulted in an inversion of the normal relationship between short-term and long-term rates, creating a situation where short-term bonds paid higher yields than long-term bonds. This scenario gave a boost to bond prices and to returns of most bond investments over the period. During the report period, the Lehman Brothers U.S. Aggregate Bond Index gained 11.63% while the Lehman General Muni Bond Index was up 11.68%.

YIELDS OF U.S. TREASURY BONDS Effective yields of five-year and ten-year Treasuries

WITH ITS BUYBACK PROGRAM, THE TREASURY SUDDENLY EMERGED AS A MAJOR CUSTOMER FOR ITS OWN BONDS, DRIVING PRICES UP (AND YIELDS DOWN) ON LONG-TERM TREASURIES.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


         5 Yr     10 Yr
Jan-91   7.61     8.01
Feb-91   7.7      8.03
Mar-91   7.75     8.06
Apr-91   7.61     8.01
May-91   7.71     8.06
Jun-91   7.88     8.23
Jul-91   7.74     8.15
Aug-91   7.34     7.82
Sep-91   6.91     7.45
Oct-91   6.74     7.46
Nov-91   6.48     7.38
Dec-91   5.93     6.7
Jan-92   6.43     7.27
Feb-92   6.56     7.25
Mar-92   6.92     7.53
Apr-92   6.88     7.58
May-92   6.6      7.32
Jun-92   6.27     7.12
Jul-92   5.82     6.71
Aug-92   5.58     6.6
Sep-92   5.32     6.35
Oct-92   5.89     6.79
Nov-92   6.22     6.94
Dec-92   5.99     6.69
Jan-93   5.55     6.36
Feb-93   5.21     6.02
Mar-93   5.24     6.02
Apr-93   5.11     6.01
May-93   5.37     6.15
Jun-93   5.05     5.78
Jul-93   5.15     5.81
Aug-93   4.79     5.45
Sep-93   4.77     5.38
Oct-93   4.85     5.43
Nov-93   5.16     5.82
Dec-93   5.21     5.79
Jan-94   5.02     5.64
Feb-94   5.57     6.13
Mar-94   6.23     6.74
Apr-94   6.64     7.04
May-94   6.76     7.15
Jun-94   6.95     7.32
Jul-94   6.73     7.11
Aug-94   6.8      7.17
Sep-94   7.28     7.6
Oct-94   7.49     7.81
Nov-94   7.79     7.91
Dec-94   7.83     7.82
Jan-95   7.51     7.58
Feb-95   7.04     7.2
Mar-95   7.07     7.2
Apr-95   6.88     7.06
May-95   6.05     6.28
Jun-95   5.97     6.2
Jul-95   6.16     6.43
Aug-95   6.07     6.28
Sep-95   6.02     6.18
Oct-95   5.81     6.02
Nov-95   5.52     5.74
Dec-95   5.38     5.57
Jan-96   5.24     5.58
Feb-96   5.73     6.1
Mar-96   6.09     6.33
Apr-96   6.41     6.67
May-96   6.63     6.85
Jun-96   6.46     6.71
Jul-96   6.57     6.79
Aug-96   6.73     6.94
Sep-96   6.46     6.7
Oct-96   6.07     6.34
Nov-96   5.83     6.04
Dec-96   6.21     6.42
Jan-97   6.25     6.49
Feb-97   6.39     6.55
Mar-97   6.75     6.9
Apr-97   6.57     6.72
May-97   6.5      6.66
Jun-97   6.38     6.5
Jul-97   5.9      6.01
Aug-97   6.22     6.34
Sep-97   5.99     6.1
Oct-97   5.71     5.83
Nov-97   5.84     5.87
Dec-97   5.71     5.74
Jan-98   5.38     5.51
Feb-98   5.59     5.62
Mar-98   5.62     5.65
Apr-98   5.64     5.67
May-98   5.55     5.55
Jun-98   5.47     5.45
Jul-98   5.5      5.49
Aug-98   4.8      4.98
Sep-98   4.22     4.42
Oct-98   4.23     4.61
Nov-98   4.48     4.71
Dec-98   4.54     4.65
Jan-99   4.55     4.65
Feb-99   5.22     5.29
Mar-99   5.1      5.24
Apr-99   5.21     5.35
May-99   5.58     5.62
Jun-99   5.65     5.78
Jul-99   5.79     5.9
Aug-99   5.87     5.97
Sep-99   5.75     5.88
Oct-99   5.95     6.02
Nov-99   6.11     6.19
Dec-99   6.34     6.44
Jan-00   6.68     6.67
Feb-00   6.6      6.41
Mar-00   6.31     6
Apr-00   6.54     6.21
May-00   6.52     6.27
Jun-00   6.18     6.03
Jul-00   6.15     6.03
Aug-00   5.97     5.72
Sep-00   5.85     5.8
Oct-00   5.81     5.75
Nov-00   5.43     5.47
Dec-00   4.98     5.11


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

90-DAY COMMERCIAL PAPER AND
THREE-MONTH TREASURY BILL YIELDS

SHORT-TERM YIELDS ROSE DURING THE FIRST HALF OF THE REPORT PERIOD DUE TO THE FED'S ACTIONS TO INCREASE INTEREST RATES BEFORE STABILIZING DURING THE SECOND HALF OF THE YEAR.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         Three-Month Treasury Bill                 90-Day Commercial Paper
1/00     5.38                                      5.66
         5.41                                      5.71
         5.47                                      5.77
         5.63                                      5.79
2/00     5.67                                      5.85
         5.64                                      5.86
         5.75                                      5.86
         5.77                                      5.88
3/00     5.82                                      5.89
         5.9                                       5.91
         5.88                                      6
         5.91                                      6.05
         5.88                                      6.09
4/00     5.9                                       6.09
         5.78                                      6.08
         5.8                                       6.12
         5.83                                      6.17
5/00     5.97                                      6.41
         6.14                                      6.54
         5.88                                      6.59
         5.83                                      6.61
6/00     5.87                                      6.62
         5.91                                      6.57
         5.83                                      6.57
         5.85                                      6.57
         5.86                                      6.58
7/00     6.04                                      6.53
         6.18                                      6.51
         6.12                                      6.52
         6.19                                      6.51
8/00     6.23                                      6.51
         6.31                                      6.49
         6.27                                      6.48
         6.3                                       6.48
9/00     6.27                                      6.48
         6.16                                      6.52
         6.14                                      6.52
         6.16                                      6.46
         6.22                                      6.47
10/00    6.25                                      6.5
         6.19                                      6.51
         6.31                                      6.52
         6.34                                      6.5
11/00    6.4                                       6.5
         6.37                                      6.49
         6.35                                      6.51
         6.37                                      6.48
12/00    6.22                                      6.5
         6.07                                      6.43
         6.04                                      6.33
         5.27                                      6.28
         5.9                                       6.28


Commercial paper and T-bills are two types of investments for many money market funds. Commercial paper consists of short-term obligations issued by banks, corporations and other institutions. T-bills are issued by the U.S. government with three-month, six-month and one-year maturities. The yields of commercial paper and T-bills normally move in the same direction and are impacted by the Federal Funds Rate. The spread between the two yields is typically an indication of investors' current sentiment of commercial paper's risk versus the higher credit quality, but lower-yielding T-bill.

Data source: Bloomberg L.P.

LOOKING AHEAD: GROWTH MAY CONTINUE, BUT RATE MAY SLOW.

Recent evidence indicates that the economy has indeed slowed and while there has been talk of a possible recession in the press, the consensus among most economists is that the U.S. economy appears poised for continued growth, albeit at much lower rates than those of the past few years. In a recent survey of 54 leading U.S. economists in THE WALL STREET JOURNAL, the consensus estimate for GDP growth was 2% in Q1 2001 and 2.1% in Q2 2001. The slowdown also increases the chances that some form of a tax cut proposed by President Bush may be enacted. It is anticipated that the combination of a reduction in short-term rates and a tax cut should provide the necessary stimulus to avoid an economic downturn, while setting the stage for continued growth in the second half of the year.

90-DAY MUNICIPAL COMMERCIAL PAPER YIELDS

SHORT-TERM MUNICIPAL YIELDS GENERALLY TRACKED THE MOVEMENT OF
SHORT-TERM TAXABLE YIELDS DURING THE REPORT PERIOD.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         90 Day Municipal Commercial Paper
1/7/00            3.6
1/14/00           3.6
1/21/00           3.6
1/28/00           3.6
2/4/00            3.7
2/11/00           3.7
2/18/00           3.7
2/25/00           3.9
3/3/00            3.9
3/10/00           4
3/17/00           4
3/24/00           4
3/31/00           4.1
4/7/00            4
4/14/00           4
4/21/00           4.25
4/28/00           4.4
5/5/00            4.6
5/12/00           4.75
5/19/00           4.45
5/26/00           4.5
6/2/00            4.38
6/9/00            4.3
6/16/00           4.3
6/23/00           4.4
6/30/00           4.5
7/7/00            4.2
7/14/00           4.25
7/21/00           4.25
7/28/00           4.2
8/4/00            4.25
8/11/00           4.2
8/18/00           4.15
8/25/00           4.2
9/1/00            4.2
9/8/00            4.25
9/15/00           4.25
9/22/00           4.4
9/29/00           4.35
10/6/00           4.35
10/13/00          4.3
10/20/00          4.35
10/27/00          4.35
11/3/00           4.25
11/10/00          4.45
11/17/00          4.6
11/24/00          4.35
12/1/00           4.35
12/8/00           4.15
12/15/00          4.25
12/22/00          4.2
12/29/00          4.15



Municipal commercial paper generally consists of short-term obligations of states and municipalities. While the movements of municipal commercial paper yields are influenced by many of the same factors that affect taxable commercial paper, they are affected by additional factors, including seasonal supply and demand imbalances, which are unique to the short-term municipal securities market. Traditionally, short-term municipal rates experience a steep decline in January as large amounts of cash flow into municipal money market funds, creating more demand for these securities than supply. Likewise, late April is typically characterized by significant cash outflows (driven by shareholder tax payments) which lessen demand, causing yields to climb higher.

Data source: Bloomberg L.P.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD, senior vice president and chief investment officer, has overall responsibility for the management of the funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

WALTER BEVERIDGE, portfolio manager, has managed the Schwab Municipal Money Fund since April 1992, when he joined CSIM; the Schwab Pennsylvania Municipal Money Fund since its inception in February 1998; and the Schwab Florida Municipal Money Fund since its inception in March 1998. Prior to joining CSIM, Walter was a portfolio manager for the Benham Group.

KEVIN SHAUGHNESSY, portfolio manager, has managed the Schwab California Municipal Money Fund, the Schwab New Jersey Municipal Money Fund and the Schwab New York Municipal Money Fund since September 2000, when he joined CSIM. Prior to joining CSIM, Kevin was a portfolio manager for Wells Capital
Management.

SCHWAB MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 12/31/00 1

                                                         SWEEP  VALUE ADVANTAGE
                                                        SHARES      SHARES
--------------------------------------------------------------------------------
Seven-Day Yield                                          4.01%        4.22%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                4.09%        4.31%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield2            6.77%        7.14%
--------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal tax-exempt income paid by the Schwab Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.3 The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 6.06% as of 12/26/00 for first-tier taxable money funds.4

                                                         SWEEP  VALUE ADVANTAGE
                                                        SHARES      SHARES
--------------------------------------------------------------------------------
Yield Advantage over the Average Taxable Money Fund5     0.51%        0.87%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab Municipal Money Fund invests in money market securities from states and municipal agencies around the country and from U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 2000, and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 2000 is provided in the Schedule of Investments later in this report.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's yields would have been lower.

2 Taxable-equivalent yield assumes a 2000 maximum federal regular income tax rate of 39.60%.

3 Income may be subject to state and local taxes and the federal alternative minimum tax (AMT).

4 Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 322 funds in the first-tier retail category of taxable money funds as of 12/26/00.

5 Represents seven-day period ended 12/26/00 the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

            PORTFOLIO COMPOSITION AS A PERCENTAGE OF FUND INVESTMENTS
                                 as of 12/31/00

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations          58.2%
Tender Option Bonds                14.3%
Anticipation Notes                  8.2%
Tax-Exempt Commercial Paper         6.9%
Put Bonds                           6.5%
Revenue Bonds                       3.7%
Other                               2.2%

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 12/31/00 1


                                                         SWEEP  VALUE ADVANTAGE
                                                        SHARES      SHARES
--------------------------------------------------------------------------------
Seven-Day Yield                                          3.46%        3.66%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                3.52%        3.72%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield2            6.43%        6.79%
--------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and California tax-exempt income paid by the Schwab California Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.3 The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 6.06% as of 12/26/00 for first-tier taxable money funds.4

                                                         SWEEP  VALUE ADVANTAGE
                                                        SHARES      SHARES
--------------------------------------------------------------------------------
Yield Advantage over the Average Taxable Money Fund5     0.13%        0.50%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab California Municipal Money Fund invests in money market securities from California state and municipal issuers and from U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 2000 is provided in the Schedule of Investments later in this report.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's yields would have been lower.

2 Taxable-equivalent yield assumes a 2000 maximum combined federal regular income and California state personal income tax rate of 45.22%.

3 Income may be subject to the federal alternative minimum tax (AMT).

4 Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 322 funds in the first-tier retail category of taxable money funds as of 12/26/00.

5 Represents seven-day period ended 12/26/00, the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

            PORTFOLIO COMPOSITION AS A PERCENTAGE OF FUND INVESTMENTS
                                 as of 12/31/00

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations          45.1%
Tax-Exempt Commercial Paper        21.1%
Tender Option Bonds                13.9%
Anticipation Notes                 10.4%
Revenue Bonds                       7.7%
Other                               1.8%

SCHWAB NEW YORK MUNICIPAL MONEY FUND
YIELD SUMMARY AS OF 12/31/00 1

                                                         SWEEP  VALUE ADVANTAGE
                                                        SHARES      SHARES
--------------------------------------------------------------------------------
Seven-Day Yield                                          3.81%        4.05%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                3.88%        4.13%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield2            7.19%        7.65%
--------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and New York state and New York local tax-exempt income paid by the Schwab New York Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.3 The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 6.06% as of 12/26/00 for first-tier taxable money funds.4

                                                         SWEEP  VALUE ADVANTAGE
                                                        SHARES      SHARES
--------------------------------------------------------------------------------
Yield Advantage over the Average Taxable Money Fund5     0.92%        1.38%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab New York Municipal Money Fund invests in money market securities from New York state and municipal issuers and from U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 2000 is provided in the Schedule of Investments later in this report.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's yields would have been lower.

2 Taxable-equivalent yield assumes a 2000 maximum combined federal regular income and New York state and New York City personal income tax rate of 46.02%.

3 Income may be subject to the federal alternative minimum tax (AMT).

4 Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 322 funds in the first-tier retail category of taxable money funds as of 12/26/00.

5 Represents seven-day period ended 12/26/00 the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

            PORTFOLIO COMPOSITION AS A PERCENTAGE OF FUND INVESTMENTS
                                 as of 12/31/00

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations          40.6%
Tender Option Bonds                28.4%
Anticipation Notes                 11.9%
Tax-Exempt Commercial Paper         8.1%
Revenue Bonds                       7.2%
Put Bonds                           2.1%
General Obligations                 1.7%

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 12/31/00 1

                                                                     SWEEP
                                                                    SHARES
--------------------------------------------------------------------------------
Seven-Day Yield                                                       3.77%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                             3.82%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield2                         6.76%
--------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and New Jersey tax-exempt income paid by the Schwab New Jersey Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.3 The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 6.06% as of 12/26/00 for first-tier taxable money funds.4

                                                                     SWEEP
                                                                    SHARES
--------------------------------------------------------------------------------
Yield Advantage over the Average Taxable Money Fund5                  0.60%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab New Jersey Municipal Money Fund invests in money market securities from New Jersey state and municipal issuers and from U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 2000 is provided in the Schedule of Investments later in this report.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's yields would have been lower.

2 Taxable-equivalent yield assumes a 2000 maximum combined federal regular income and New Jersey state personal income tax rate of 43.45%.

3 Income may be subject to the federal alternative minimum tax (AMT).

4 Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 322 funds in the first-tier retail category of taxable money funds as of 12/26/00.

5 Represents seven-day period ended 12/26/00, the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

            PORTFOLIO COMPOSITION AS A PERCENTAGE OF FUND INVESTMENTS
                                 as of 12/31/00

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Tender Option Bonds                33.2%
Variable Rate Obligations          32.5%
Anticipation Notes                 17.2%
Tax-Exempt Commercial Paper         9.4%
Revenue Bonds                       5.3%
General Obligations                 2.4%

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
YIELD SUMMARY AS OF 12/31/00 1

                                                                      Sweep
                                                                      Shares

Seven-Day Yield                                                       3.96%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                             4.04%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield2                         6.88%
--------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and Pennsylvania tax-exempt income paid by the Schwab Pennsylvania Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.3 The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 6.06% as of 12/26/00 for first-tier taxable money funds.4

                                                                     SWEEP
                                                                    SHARES
--------------------------------------------------------------------------------
Yield Advantage over the Average Taxable Money Fund5                  0.68%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

The Schwab Pennsylvania Municipal Money Fund invests in money market securities from Pennsylvania state and municipal issuers and from U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 2000 is provided in the Schedule of Investments later in this report.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's yields would have been lower.

2 Taxable-equivalent yield assumes a 2000 maximum combined federal regular income tax and Pennsylvania state personal income tax rate of 41.29%.

3 Income may be subject to the federal alternative minimum tax (AMT).

4 Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 322 funds in the first-tier category of taxable money funds as of 12/26/00.

5 Represents seven-day period ended 12/26/00, the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

            PORTFOLIO COMPOSITION AS A PERCENTAGE OF FUND INVESTMENTS
                                 as of 12/31/00

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations          52.5%
Tender Option Bonds                18.5%
General Obligations                12.0%
Revenue Bonds                      10.3%
Tax-Exempt Commercial Paper         4.0%
Anticipation Notes                  2.7%

SCHWAB FLORIDA MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 12/31/00 1

                                                                     SWEEP
                                                                    SHARES
--------------------------------------------------------------------------------
Seven-Day Yield                                                       4.00%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                             4.08%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield2                         6.75%
--------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the tax-exempt income paid by the Schwab Florida Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.3 The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 6.06% as of 12/26/00 for first-tier taxable money funds.4 The fund also seeks to invest so that its shares are exempt from the Florida Intangible Tax.

                                                                     SWEEP
                                                                    SHARES
--------------------------------------------------------------------------------
Yield Advantage over the Average Taxable Money Fund5                  0.52%
--------------------------------------------------------------------------------


PORTFOLIO COMPOSITION

The Schwab Florida Municipal Money Fund invests in money market securities from Florida state and municipal issuers and from U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of December 31, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 2000 is provided in the Schedule of Investments later in this report.

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's yields would have been lower.

2 Taxable-equivalent yield assumes a 2000 maximum federal regular income tax rate of 39.60%.

3 Income may be subject to the federal alternative minimum tax (AMT).

4 Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 322 funds in the first-tier category of taxable money funds as of 12/26/00.

5 Represents seven-day period ended 12/26/00, the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

            PORTFOLIO COMPOSITION AS A PERCENTAGE OF FUND INVESTMENTS
                                 as of 12/31/00

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Variable Rate Obligations          66.2%
Tender Option Bonds                12.6%
Anticipation Notes                  7.4%
Revenue Bonds                       6.3%
Tax-Exempt Commercial Paper         6.0%
General Obligations &
   Certificates of Participation    1.5%

QUESTIONS TO THE PORTFOLIO
MANAGEMENT TEAM

Q. CAN YOU DESCRIBE THE SHORT-TERM MUNICIPAL INTEREST RATE ENVIRONMENT DURING THE 12-MONTH REPORTING PERIOD?

A. Short-term municipal interest rates rose steadily during the first half of the reporting period. Fearing that record-low unemployment and strong consumer spending would fuel inflation, the Fed raised key short-term lending rates three times. As a result, the federal funds rate climbed to 6.5% in May, its highest level since 1991. The Fed's tightening, combined with lower investor demand for municipal money market securities, drove short-term municipal yields higher. During the first half of the year, the yield of the Bond Buyer Weekly One Year
Note Index advanced from 3.91% on January 6 to 4.29% on June 29 (Source: Bond Buyer).

During the second half of the reporting period, short-term municipal yields declined. Strong demand from investors exiting the volatile stock market and seeking more conservative municipal money market funds, along with the Fed's decision to leave interest rates unchanged, contributed to this environment. On the supply side, issuance of new municipal securities declined due to lower borrowing needs of state and local governments. The yield on the Bond Buyer Weekly One Year Note Index declined by 0.22% during the reporting period to as low as 4.07% on December 14 (Source: Bond Buyer).

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUNDS' PORTFOLIOS IN RESPONSE TO CHANGES IN INTEREST RATES?

A. We managed the dollar-weighted average maturity (DWAM) for the portfolios primarily to capitalize on the seasonal cycles typical of short-term municipal securities markets. At the end of December 1999, we had extended the maturity of the funds to lock in higher yields. We believe this strategy helped insulate the funds from the depressed rates typical of demand notes in the month of January.

During the first half of the year, we shortened the funds' maturities, taking advantage of the rising rate environment. This strategy enabled us to produce better results by investing in new securities with higher yields. We then began extending the funds' DWAMs in June to take advantage of new annual note issuance. For the rest of the year, DWAM remained relatively longer, allowing the funds to capitalize on the continued decline in short-term municipal yields. Going forward, we anticipate adjusting the funds' DWAMs to accommodate both seasonal cash outflows, as well as to capture any opportunities to purchase attractively priced short-term municipal securities.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN CALIFORNIA?

A. California continues to enjoy a sustained economic recovery with employment and income growth continuing to exceed expectations. As in prior years, California's non-farm employment gain of 3.6% during 2000 continued to surpass the national growth rate. Looking forward, it is anticipated that California will see continued moderate growth of 2.6% and 2.4% in 2001 and 2002 respectively. It is also believed that California should also continue to benefit from economic vibrancy in Asia and from strong growth in exports to Mexico, Europe, Canada and the Middle East. However, this growth may be offset by increased costs associated with the electric power shortages in the state as well as slowdowns in the economy in general.

Continued economic improvement has allowed California to accumulate budget reserves and to ease some of the spending restrictions imposed during the last recession. Specifically, exceptional revenue growth allowed the state to end its June 30, 2000 fiscal year with budget reserves exceeding $7 billion, well over levels forecast at mid-year. In addition, the 2001 fiscal budget was adopted on time for only the second time in many years. Despite planned increased spending on key initiatives, such as education, transportation, health and human services during 2001, reserves are still estimated to end this year near a healthy $5.8 billion. However, given the state's increasing dependence on income tax revenues, including capital gains and stock options, revenues could fluctuate even more in the future. Therefore, the state will continue to need to monitor its budget and take corrective action as necessary.

California's credit ratings were upgraded during 2000 by Moody's Investor Service and Standard & Poor's Corporation due to the state's continued economic strength and improved financial position. The state's ratings are currently Aa2 from Moody's Investor Service, AA from Standard & Poor's Corporation, and AA from Fitch, Inc., three well-known rating agencies. However, on January 22, 2001 Standard & Poor's Corporation placed the state's ratings on CreditWatch with negative implications due to uncertainties surrounding the ability of the state to fashion a long term solution to its power supply crisis and the ensuing financial effect. Nevertheless, based on the current financial strengths of the state as discussed previously, we are currently satisfied that the California securities held by the funds represent minimal credit risk and we will as always, continue to monitor the state's economic and financial situation closely.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW YORK?

A. New York's satisfactory credit quality is supported by the state's diverse economic base and by New York City's central role in international finance, tourism and other service-related businesses. The 2.6% job growth rate for calendar 1999 was the highest level in a decade and was well above the projected level of 1.5%. Preliminary indications for calendar 2000 reflect a 2.1% increase in jobs, the second highest level in a decade. The strong job growth rate led to a 5.1% increase in personal income during 1999 and is expected to generate an additional 4.9% in 2000.

New York continues to face the challenge of resolving long-standing general fund imbalances, in spite of budgetary surpluses in seven of the last eight years. The state ended its March 30, 2000 fiscal year with a general fund surplus of approximately $1.2 billion. Most of this surplus has already been designated for future economic uncertainties and to offset tax cuts enacted in recent years. The state's current economic projections are reasonable and in line with those of independent institutions; however, projections are also predicated on the continued strength within the financial services sector. This reliance on a single sector may be a weakness unless the financial services sector continues to produce the outstanding results of the last four years.

We are satisfied that the New York securities held by the funds represent minimal credit risk and we will continue to monitor the state's economic situation closely. New York's current credit ratings are A2 from Moody's Investor Service, AA from Standard & Poor's Corporation (an upgrade from A+ in December, 2000 due to the state's strong financial position, continued economic growth and enacted debt reform legislation) and A+ from Fitch, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW JERSEY?

A. New Jersey's above average credit quality derives from its diversified economy, high personal income levels (second only to Connecticut's) and strong control over the state's finances. Along with most of the Northeast, New Jersey was severely impacted by the recession of the early 1990s. While overall recovery started off slowly, increased job growth over the last three years has resulted in a rate of total employment that now exceeds pre-recession levels.

Over the last few years, increasing tax revenues, use of non-recurring financial resources and spending controls have generated excess revenues. As a result, the state has accumulated a financial cushion of approximately 5.5% of its annual expenditures as of the end of fiscal 2000. The state's fiscal 2001 budget generally follows the track of prior years with no new taxes and a focus on educational and environmental spending. Also as in prior years, it is anticipated that increased revenues may partially offset higher spending levels. Therefore, while the state may see higher revenues over the next twelve months, it may not be able to make a significant improvement in its general fund reserves. The state's current economic projections are reasonable and in line with those of independent institutions; however, projections are also predicated on the continued strength within the financial services sector. This reliance on a single sector may be a weakness unless the financial services sector continues to produce the outstanding results of the last four years.

We are satisfied that the New Jersey securities held by the funds represent minimal credit risk and we will continue to monitor the state's economic situation closely. New Jersey's current credit ratings are Aa1 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA+ from Fitch, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN PENNSYLVANIA?

A. Pennsylvania's above average credit quality is derived from the state's conservative financial management, improving job growth, economic diversification and moderate debt levels. Just like much of the northeast region, Pennsylvania was severely impacted by the recession of the early 1990s. Recovery came slowly, as evidenced by annual increases in non-farm payroll that were less than half the national rate through 1996. However, during the period between 1994 and 1999, the state created 385,000 jobs, becoming one of the nation's leading job creators. Economic expansion is anticipated to continue as the state strongly pursues economic development projects.

Over the past five fiscal years, Pennsylvania has generated substantial operating surpluses that have allowed the state to make contributions to its Rainy Day Fund. The Rainy Day Fund now totals about $1.1 billion and represents approximately 5.4% of fiscal year 2001 estimated revenues. The state's 2001 budget was adopted prior to the start of the new fiscal year on July 1 and generally follows the governor's proposal of additional tax relief for both corporations and individuals and an expected use of most of the accumulated General Fund surplus. Given the state's historically conservative revenue growth projections, the state is likely to draw on only a portion of its reserves in the 2001 fiscal year.

We are satisfied that the Pennsylvania securities held by the funds represent minimal credit risk and we will continue to monitor the state's economic situation closely. Pennsylvania's current credit ratings are Aa2 from Moody's Investors Service (an upgrade from Aa3 in October 2000 due to, among other things, the state's established record of conservative financial management and its moderate and well-controlled debt position), AA from Standard & Poor's Corporation and AA from Fitch, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN FLORIDA?

A. Florida is the fourth largest state in the nation in terms of population. The state continues to diversify its economy primarily among the trade, services, finance and export sectors, thus greatly reducing its dependence on agriculture and tourism. This continued diversification, combined with moderate debt levels and successful financial operations, has helped Florida maintain above average credit quality. In addition, the state has successfully met the challenge of funding its growth while maintaining a balanced budget, even during periods of economic weakness. Due to its dependence on sales tax revenues, the state maintains a Budget Stabilization Fund (the Fund) into which revenues in excess of the budget are deposited to provide a financial cushion during periods of slower economic cycles. As of the end of the state's 2000 fiscal year, the Fund represents about 5% of general fund revenues, a substantial cushion.

We are satisfied that the Florida securities held by the funds represent minimal credit risk and we will continue to monitor the state's economic situation closely. Florida's current credit ratings are Aa2 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA from Fitch, Inc., three well-known rating agencies.

GLOSSARY OF TERMSALTERNATIVE MINIMUM TAX (AMT)--A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard &Poor's(R), or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total market value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS
SCHWAB MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00 1


                                                               SWEEP   VALUE ADVANTAGE
                                                              SHARES       SHARES
---------------------------------------------------------------------------------------
Last seven days                                                4.01%        4.22%
---------------------------------------------------------------------------------------
Last three months                                              3.70%        3.91%
---------------------------------------------------------------------------------------
Last 12 months                                                 3.47%        3.68%
---------------------------------------------------------------------------------------



MATURITY SCHEDULE                                                          PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                               3/31/00      6/30/00     9/30/00     12/31/00
------------------------------------------------------------------------------------------------------------
0-15 days                                                     70.7%        77.6%       76.6%        73.7%
------------------------------------------------------------------------------------------------------------
16-30 days                                                     1.9%         0.8%        2.8%         1.9%
------------------------------------------------------------------------------------------------------------
31-60 days                                                     4.9%         3.3%        1.2%         5.6%
------------------------------------------------------------------------------------------------------------
61-90 days                                                     6.0%         3.3%        0.8%         1.0%
------------------------------------------------------------------------------------------------------------
91-120 days                                                    4.1%         3.3%        1.4%         2.4%
------------------------------------------------------------------------------------------------------------
More than 120 days                                            12.4%        11.7%       17.2%        15.4%
------------------------------------------------------------------------------------------------------------
Weighted average                                            41 days      45 days     53 days      42 days
------------------------------------------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00 1


                                                            SWEEP   VALUE ADVANTAGE
                                                           SHARES       SHARES
------------------------------------------------------------------------------------
Last seven days                                             3.46%        3.66%
------------------------------------------------------------------------------------
Last three months                                           3.21%        3.41%
------------------------------------------------------------------------------------
Last 12 months                                              2.98%        3.18%
------------------------------------------------------------------------------------



MATURITY SCHEDULE                                                          PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                               3/31/00      6/30/00     9/30/00     12/31/00
-----------------------------------------------------------------------------------------------------------
0-15 days                                                     62.9%        59.9%       59.4%        60.6%
-----------------------------------------------------------------------------------------------------------
16-30 days                                                     1.1%         6.4%        3.9%         2.5%
-----------------------------------------------------------------------------------------------------------
31-60 days                                                     6.1%         7.9%        7.5%         2.9%
-----------------------------------------------------------------------------------------------------------
61-90 days                                                     2.7%         6.1%        8.2%        14.3%
-----------------------------------------------------------------------------------------------------------
91-120 days                                                   16.6%         4.9%        2.8%         1.1%
-----------------------------------------------------------------------------------------------------------
More than 120 days                                            10.6%        14.8%       18.2%        18.6%
-----------------------------------------------------------------------------------------------------------
Weighted average                                            44 days      66 days     64 days      55 days
-----------------------------------------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

PORTFOLIO HIGHLIGHTS
SCHWAB NEW YORK MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00 1


                                                                  SWEEP   VALUE ADVANTAGE
                                                                 SHARES       SHARES
-----------------------------------------------------------------------------------------
Last seven days                                                    3.81%        4.05%
-----------------------------------------------------------------------------------------
Last three months                                                  3.54%        3.78%
-----------------------------------------------------------------------------------------
Last 12 months                                                     3.34%        3.58%
-----------------------------------------------------------------------------------------



MATURITY SCHEDULE                                                          PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                               3/31/00      6/30/00     9/30/00     12/31/00
----------------------------------------------------------------------------------------------------------
0-15 days                                                     53.8%        55.9%       70.0%        64.1%
----------------------------------------------------------------------------------------------------------
16-30 days                                                    --            4.0%        2.2%         2.7%
----------------------------------------------------------------------------------------------------------
31-60 days                                                     7.5%        16.1%        7.9%         6.4%
----------------------------------------------------------------------------------------------------------
61-90 days                                                    12.8%         1.4%        3.0%         1.7%
----------------------------------------------------------------------------------------------------------
91-120 days                                                    8.5%         2.8%        3.3%         8.4%
----------------------------------------------------------------------------------------------------------
More than 120 days                                            17.4%        19.8%       13.6%        16.7%
----------------------------------------------------------------------------------------------------------
Weighted average                                            67 days      58 days     42 days      52 days
----------------------------------------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.


SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00 1

                                                           SWEEP
                                                           SHARES
------------------------------------------------------------------
Last seven days                                             3.77%
------------------------------------------------------------------
Last three months                                           3.52%
------------------------------------------------------------------
Last 12 months                                              3.33%
------------------------------------------------------------------


MATURITY SCHEDULE                                                          PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                               3/31/00      6/30/00     9/30/00     12/31/00
----------------------------------------------------------------------------------------------------------
0-15 days                                                     64.2%        69.6%       65.0%        60.8%
----------------------------------------------------------------------------------------------------------
16-30 days                                                     2.2%         2.9%        4.1%         0.9%
----------------------------------------------------------------------------------------------------------
31-60 days                                                     1.6%         3.3%        4.1%        --
----------------------------------------------------------------------------------------------------------
61-90 days                                                     3.9%         8.3%        1.2%        12.0%
----------------------------------------------------------------------------------------------------------
91-120 days                                                    4.4%         3.3%        4.7%         2.5%
----------------------------------------------------------------------------------------------------------
More than 120 days                                            23.7%        12.6%       20.9%        23.8%
----------------------------------------------------------------------------------------------------------
Weighted average                                            70 days      46 days     67 days      71 days
----------------------------------------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

PORTFOLIO HIGHLIGHTS
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00 1


                                                                     SWEEP
                                                                    SHARES
---------------------------------------------------------------------------
Last seven days                                                      3.96%
---------------------------------------------------------------------------
Last three months                                                    3.70%
---------------------------------------------------------------------------
Last 12 months                                                       3.51%
---------------------------------------------------------------------------



MATURITY SCHEDULE                                                          PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                               3/31/00      6/30/00     9/30/00     12/31/00
----------------------------------------------------------------------------------------------------------
0-15 days                                                     76.4%        67.6%       69.3%        78.8%
----------------------------------------------------------------------------------------------------------
16-30 days                                                     0.5%         5.4%        2.8%         4.3%
----------------------------------------------------------------------------------------------------------
31-60 days                                                     2.2%         4.6%        1.6%         1.3%
----------------------------------------------------------------------------------------------------------
61-90 days                                                     4.6%         1.6%        2.6%         2.7%
----------------------------------------------------------------------------------------------------------
91-120 days                                                    2.0%         3.6%       15.0%        --
----------------------------------------------------------------------------------------------------------
More than 120 days                                            14.3%        17.2%        8.7%        12.9%
----------------------------------------------------------------------------------------------------------
Weighted average                                            48 days      46 days     44 days      37 days
----------------------------------------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00 1

                                                                     SWEEP
                                                                     SHARES
---------------------------------------------------------------------------
Last seven days                                                       4.00%
---------------------------------------------------------------------------
Last three months                                                     3.76%
---------------------------------------------------------------------------
Last 12 months                                                        3.56%
---------------------------------------------------------------------------



MATURITY SCHEDULE                                                          PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                               3/31/00      6/30/00     9/30/00     12/31/00
----------------------------------------------------------------------------------------------------------
0-15 days                                                     67.9%        76.6%       75.5%        83.6%
----------------------------------------------------------------------------------------------------------
16-30 days                                                    --           --          --            0.3%
----------------------------------------------------------------------------------------------------------
31-60 days                                                     3.7%         5.8%       --            0.8%
----------------------------------------------------------------------------------------------------------
61-90 days                                                     5.9%         4.4%        2.6%         0.4%
----------------------------------------------------------------------------------------------------------
91-120 days                                                    8.2%         3.8%        5.0%         0.6%
----------------------------------------------------------------------------------------------------------
91-120 days                                                   14.3%         9.4%       16.9%        14.3%
----------------------------------------------------------------------------------------------------------
Weighted average                                            44 days      41 days     57 days      35 days
----------------------------------------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
VARIABLE RATE OBLIGATIONS -- 57.7% (b)(f)
ALABAMA-- 1.1%
Alabama State IDA RB (Cash Value
  Project)
   5.00%, 01/07/01                                        $  2,950   $    2,950
Alabama State IDA RB (Scientific
  Project)
   5.30%, 01/07/01                                           2,970        2,970
Bessemer, Alabama Medical Clinic
  Board RB (Lloyd Nolan Foundation)
  Series 2000A
   4.90%, 01/07/01                                          12,000       12,000
Birmingham, Alabama GO Series 1992A
   4.85%, 01/07/01                                           5,600        5,600
Birmingham, Alabama Unlimited GO
  Refunding Bonds Series 1995
   4.85%, 01/07/01                                           3,800        3,800
Citronelle, Alabama IDB Pollution
  Control Revenue Refunding Bonds
  (AKZO Chemicals, Inc. Project)
   5.05%, 01/07/01                                           1,100        1,100
Daphne, Alabama Utilities Board of
  Water, Gas, & Sewer Revenue
  Refunding Bonds
   4.91%, 01/07/01                                           9,705        9,705
Decatur, Alabama IDB Solid Waste
  Disposal RB (Trico Steel Project)
  Series 1997
   5.00%, 01/07/01                                           5,700        5,700
Dothan, Alabama IDB RB (Baxley
  Blowpipe Project)
   5.05%, 01/07/01                                             600          600
Fort Payne, Alabama IDA Base Tax
  Exempt Adjustable Mode IDRB
  (Charleston Hosiery Project) Series 1997
   5.05%, 01/07/01                                           1,800        1,800
Headland, Alabama IDB RB (Golden
  Peanut Project)
   5.15%, 01/07/01                                           4,000        4,000
Indian Springs Village, Alabama
  Additional Building Authority RB
  (J. Bruno Academy Project)
   4.95%, 01/07/01                                           1,545        1,545
Mobile County, Alabama IDB Pollution
  Control Revenue Refunding Bonds
  (Ultraform Co. Project) Series 1995A
   4.85%, 01/07/01                                           7,480        7,480


                                                            Par        Value
                                                          --------   ----------
Mobile County, Alabama IDB RB
  (Ultraform Co. Project) Series 1995B
   4.85%, 01/07/01                                        $  1,000   $    1,000
Scottsboro, Alabama GO
   4.90%, 01/07/01                                           4,465        4,465
Stevenson, Alabama IDB Environmental
  Improvement RB (Mead Corp. Project)
   5.05%, 01/07/01                                          16,800       16,800
Stevenson, Alabama IDB Environmental
  Improvement RB (Mead Corp. Project)
  Series 1998B
   5.10%, 01/07/01                                          25,000       25,000
Tuscaloosa, Alabama IDB IDRB
  (Field Container Corp.)
   4.85%, 01/07/01                                           1,100        1,100
Tuscaloosa, Alabama IDRB (Knight
  Special Project)
   5.05%, 01/07/01                                           1,135        1,135
                                                                     ----------
                                                                        108,750
                                                                     ----------
ARIZONA -- 1.0%
Arizona Educational Loan Marketing
  Corp. RB Series 1990A
   4.90%, 01/07/01                                          12,805       12,805
Arizona Health Facilities Authority
  Hospital System RB (Arizona Volunteer
  Hospital Federation) Series 1985A
   4.80%, 01/07/01                                          11,090       11,090
Arizona Health Facilities Authority
  Hospital System RB (Arizona Volunteer
  Hospital Federation) Series 1985B
   4.80%, 01/07/01                                           8,945        8,945
Arizona Health Facilities Authority
  Hospital System RB (Northern Arizona
  Health Care) Series 1996B
   4.80%, 01/07/01                                          26,200       26,200
Chandler, Arizona IDA IDRB (South Bay
  Circuits Project) Series 1999A
   5.15%, 01/07/01                                           2,000        2,000
Coconino County, Arizona Pollution
  Control RB (Arizona Public Services
  Co. Project)
   4.95%, 01/07/01                                          15,000       15,000
Phoenix, Arizona Civic Improvement
  Excise Tax RB (Airport Improvements)
   4.95%, 01/07/01                                           1,000        1,000
Phoenix, Arizona IDA RB (Vaw America
  Inc. Project)
   5.20%, 01/07/01                                           3,000        3,000

                                                            Par        Value
                                                          --------   ----------
Yavapai County, Arizona IDRB (Yavapai
  Regional Medical Center)
   4.80%, 01/07/01                                        $ 15,050   $   15,050
Yuma County, Arizona IDA M/F Housing
  RB (El Encanto Apartments)
  Series 1988A
   4.81%, 01/07/01                                           2,915        2,915
Yuma County, Arizona IDA RB
  (Meadowcraft, Inc. Project) Series 1997
   5.20%, 01/07/01                                           1,000        1,000
                                                                     ----------
                                                                         99,005
                                                                     ----------
ARKANSAS -- 0.3%
Arkansas Development Finance Authority
  IDRB (C&C Holding Co. Project)
  Series 1998
   5.20%, 01/07/01                                           1,375        1,375
Fayetteville, Arkansas Public Facilities
  Board RB
   5.00%, 01/07/01                                          14,885       14,885
Independance County, Arkansas IDRB
  (Townsends of Arkansas, Inc. Project)
   5.05%, 01/07/01                                           9,000        9,000
Independence County, Arkansas IDRB
  (Ideal Baking Project)
   5.20%, 01/07/01                                           4,300        4,300
                                                                     ----------
                                                                         29,560
                                                                     ----------
CALIFORNIA -- 0.7%
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series 1992E-1
   4.75%, 01/07/01                                          23,000       23,000
California Pollution Control Financing
  Authority RB (Shell Oil Company
  Project) Series 1991B
   3.70%, 01/01/01                                           2,300        2,300
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series A
   7.00%, 01/07/01                                          37,900       37,900
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District No. 93-14)
   3.75%, 01/01/01                                           1,200        1,200
                                                                     ----------
                                                                         64,400
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
COLORADO -- 2.9%
Adams County, Colorado Economic
  Development Authority Tax Increment
  RB (Westminster Plaza Urban
  Renewal Project)
   5.15%, 01/07/01                                        $  6,460   $    6,460
Adams County, Colorado IDRB
  (City View Park Project) Series 1985
   4.95%, 01/07/01                                           5,700        5,700
Arapahoe County, Colorado Industrial
  Development Revenue Refunding
  Bonds (Denver Jet Center Project)
  Series 1997
   4.50%, 01/01/01                                           1,000        1,000
Central City, Colorado M/F Housing RB
  (Gold Mountain Apartment Project)
   5.10%, 01/07/01                                           8,250        8,250
Colorado Health Facilities Authority RB
  (National Benevolent Association Project)
   4.90%, 01/07/01                                           1,100        1,100
Colorado HFA Economic Development
  RB (Inovonics Enterprises Project)
   5.10%, 01/07/01                                           3,400        3,400
Colorado HFA Economic Development
  RB (Pemracs Limited, LLP Project)
  Series 2000A
   5.15%, 01/07/01                                           3,785        3,785
Colorado Student Obligation Bond
  Authority Student Loan RB (Colorado
  University) Series 1990A
   4.90%, 01/07/01                                          14,400       14,400
Colorado Student Obligation Bond
  Authority Student Loan RB Series 1989A
   4.90%, 01/07/01                                          41,800       41,800
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1999A-2
   4.90%, 01/07/01                                          16,000       16,000
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1999A-3
   4.90%, 01/07/01                                          15,000       15,000
Denver, Colorado City & County Airport
  System RB Series 1992D
   4.90%, 01/07/01                                          48,725       48,725
Denver, Colorado City & County Airport
  System RB Series 1992F
   4.90%, 01/07/01                                          15,775       15,775

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Denver, Colorado City & County Airport
  System RB Series 1992G
   4.90%, 01/07/01                                        $ 19,700   $   19,700
Denver, Colorado City & County Airport
  System Revenue Refunding Bonds
  Series 2000B
   5.10%, 01/07/01                                          10,000       10,000
Denver, Colorado City & County Airport
  System Revenue Refunding Bonds
  Series 2000C
   4.90%, 01/07/01                                          35,000       35,000
El Paso County, Colorado RB (Colorado
  Springs World Arena)
   5.00%, 01/07/01                                           1,350        1,350
Lowry, Colorado Economic
  Redevelopment Authority RB
   4.80%, 01/07/01                                          10,000       10,000
Lowry, Colorado Economic
  Redevelopment Authority RB
  Series 1998A
   4.80%, 01/07/01                                          10,955       10,955
Smith Creek, Colorado Metropolitan
  District RB Series 1997
   5.00%, 01/07/01                                           2,250        2,250
Wheatridge County, Colorado IDRB
  (Leaf Inc. Project)
   5.05%, 01/07/01                                           7,000        7,000
                                                                     ----------
                                                                        277,650
                                                                     ----------
DELAWARE -- 0.1%
Delaware Valley, Pennsylvania Regional
  Finance Authority Local Government
  RB Series 1986
   4.75%, 01/07/01                                           2,900        2,900
Sussex County, Delaware IDRB (Perdue
  Agri-Recycle, LLC Project)
   5.10%, 01/07/01                                           5,300        5,300
Sussex County, Delaware RB (Baywood,
  LLC Project) Series 1997A
   5.05%, 01/07/01                                           2,400        2,400
                                                                     ----------
                                                                         10,600
                                                                     ----------
DISTRICT OF COLUMBIA-- 0.5%
District of Columbia RB (Arnold &
  Porter Project)
   5.10%, 01/07/01                                           3,600        3,600


                                                            Par        Value
                                                          --------   ----------
District of Columbia RB (George
  Washington University Project)
  Series 2000B
   4.85%, 01/07/01                                        $ 40,565   $   40,565
                                                                     ----------
                                                                         44,165
                                                                     ----------
FLORIDA -- 1.6%
Citrus Park Community Development
  District, Florida Capital Improvement
  Bonds Series 1996
   4.75%, 01/07/01                                             670          670
Dade County, Florida Health Facilities
  Authority Hospital RB (Miami
  Children's Hospital Project)
   4.45%, 01/07/01                                           2,000        2,000
Dade County, Florida IDA RB (June
  Leasing Corp. Project) Series 1995
   4.60%, 01/07/01                                             800          800
Florida Municipal Power Agency
  Revenue Refunding Bonds (Stanton II
  Project) Series 1997
   4.75%, 01/07/01                                           2,000        2,000
Florida State Finance Authority (Florida
  Hospital Association - Capital Projects
  Loan Program) Series 1998A
   4.50%, 01/07/01                                          13,465       13,465
Florida State Municipal Power Agency
  Revenue Refunding Bonds (Stanton
  Project) Series 1997
   4.50%, 01/07/01                                           6,200        6,200
Gulf Breeze, Florida RB (Local
  Government Loan Program)
  Series 1985B
   4.50%, 01/07/01                                          12,320       12,320
Halifax, Florida Hospital Medical Center
  Health Care Facilities RB (Health Care
  Plan, Inc. Project)
   4.50%, 01/07/01                                             400          400
Jacksonville, Florida Health Facilities
  Authority RB (River Garden Project)
  Series 1994
   4.45%, 01/07/01                                           3,715        3,715
Jacksonville, Florida Industrial
  Development Revenue Refunding
  Bonds (Pavilion Associates Project)
   4.50%, 01/07/01                                             300          300
Jacksonville, Florida RB (Capital Project)
   4.65%, 01/07/01                                           7,000        7,000

                                                            Par        Value
                                                          --------   ----------
Lake Shore, Florida Hospital Authority
  Health Facilities RB (Lakeshore
  Hospital Project) Series 1991
   5.00%, 01/07/01                                        $  3,500   $    3,500
Miami-Dade County, Florida IDA IDRB
  (Airis Miami LLC Project) Series 1999A
   4.75%, 01/07/01                                          61,800       61,800
Miami-Dade County, Florida IDA IDRB
  (Arctic Partners Project)
   5.15%, 01/07/01                                             680          680
Miami-Dade County, Florida IDRB
  (Airbus Service Co. Project)
  Series 1998A
   4.55%, 01/07/01                                              10           10
Palm Beach County, Florida HDA M/F
  Revenue Refunding Bonds (Spinnaker
  Landing Project)
   4.90%, 01/07/01                                           3,045        3,045
Palm Beach County, Florida RB (Norton
  Gallery Art School Project) Series 1995
   4.90%, 01/07/01                                             200          200
Pasco County, Florida School Board COP
   4.80%, 01/07/01                                          11,670       11,670
Polk County, Florida IDA RB (Young
  Florida Project) Series 1996
   4.55%, 01/07/01                                             260          260
Suwannee County, Florida Health
  Facilities Authority RB (Shands
  Teaching Hospital Clinic Project)
  Series 1996
   4.75%, 01/07/01                                           4,500        4,500
Tallahassee & Leon County, Florida
  Civic Center Authority Capital
  Improvement RB Series 1998A
   5.00%, 01/07/01                                           4,690        4,690
Tampa, Florida Health Care Facilities RB
  (Lifelink Foundation Inc., Project)
   5.00%, 01/07/01                                           5,400        5,400
Tampa, Florida Occupational License
  Tax RB Series 1996A
   4.75%, 01/07/01                                           2,140        2,140
Volusia County, Florida Health Finance
  Authority RB (South West Volusia
  Health Project) Series 1994A
   4.40%, 01/07/01                                             500          500


                                                            Par        Value
                                                          --------   ----------
West Orange, Florida Healthcare
  District RB Series 1999B
   4.70%, 01/07/01                                        $  7,400   $    7,400
                                                                     ----------
                                                                        154,665
                                                                     ----------
GEORGIA -- 5.1%
Athens-Clarke, Jackson & Morgan
  County, Georgia IDRB (Mayfield Dairy
  Farms, Inc. Project)
   5.05%, 01/07/01                                           7,350        7,350
Atlanta, Georgia Urban Residential
  Finance Authority M/F Housing RB
  (Brentwood Creek Apartments Project)
   5.10%, 01/07/01                                           4,720        4,720
Atlanta, Georgia Urban Residential
  Finance Authority M/F Housing RB
  (Brentwood Meadows Apartments
  Project)
   5.10%, 01/07/01                                           3,065        3,065
Atlanta, Georgia Urban Residential
  Finance Authority M/F Housing RB
  (Brentwood Village Apartments
  Project)
   5.10%, 01/07/01                                           6,195        6,195
Bartow County, Georgia IDRB (Bartow
  Paving Co. Project)
   5.05%, 01/07/01                                           2,800        2,800
Bartow County, Georgia IDRB (Matthew
  Contracting Project)
   5.15%, 01/07/01                                           3,200        3,200
Cartersville, Georgia Development
  Authority IDRB (Cartersville Facilities
  Project)
   5.00%, 01/07/01                                           2,600        2,600
Cherokee County, Georgia IDRB
  (Universal Alloy)
   5.05%, 01/07/01                                           3,700        3,700
Clayton County, Georgia Development
  Authority Special Facilities RB
  (Delta Air Lines) Series 2000B
   4.80%, 01/07/01                                         109,055      109,055
Clayton County, Georgia Development
  Authority Special Facilities RB
  (Delta Air Lines) Series 2000C
   4.95%, 01/07/01                                          45,100       45,100
Clayton County, Georgia IDRB
  (Wilson Holdings Project)
   5.10%, 01/07/01                                           1,200        1,200

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Cobb County, Georgia HFA M/F
  Housing RB (Walton Green Project)
   5.05%, 01/07/01                                        $ 13,500   $   13,500
Cobb County, Georgia HFA M/F
  Housing Revenue Refunding Bonds
  (Walton Park Apartments Project)
   5.00%, 01/07/01                                          21,100       21,100
Columbus, Georgia Development
  Authority RB (Foundation Property's,
  Inc. Project) Series 2000
   5.15%, 01/07/01                                          10,000       10,000
Crisp County, Cordele, Georgia IDA IDRB
  (Georgia Ductile Project)
   5.12%, 01/07/01                                          15,000       15,000
Crisp County, Georgia Solid Waste
  Management Authority RB
   5.84%, 01/07/01                                          19,600       19,600
Dekalb County, Georgia Development
  Authority IDRB (Arbor Montessori
  School Project)
   5.00%, 01/07/01                                           1,100        1,100
Dekalb County, Georgia Development
  Authority IDRB (Siemens Energy, Inc.
  Project)
   5.00%, 01/07/01                                           7,500        7,500
Dekalb County, Georgia Development
  Authority IDRB (Truman Properties
  Ltd. Liability Corp. Project)
   5.05%, 01/07/01                                           2,400        2,400
Dekalb County, Georgia HFA M/F
  Housing RB (Wood Hills Apartment
  Project)
   4.90%, 01/07/01                                          17,350       17,350
Douglas County, Georgia IDA RB
  (Blue Circle Project)
   5.15%, 01/07/01                                           3,800        3,800
Douglas County, Georgia IDA Revenue
  Refunding Bonds (Mima, Inc. Project)
   5.05%, 01/07/01                                           4,300        4,300
Fulton County, Georgia Development
  Authority RB (Atlanta International
  School Project)
   5.00%, 01/07/01                                           2,900        2,900
Fulton County, Georgia Development
  Authority RB (Woodruff Arts Center
  Project)
   4.95%, 01/07/01                                          10,000       10,000


                                                            Par        Value
                                                          --------   ----------
Fulton County, Georgia Residential Care
  Facilities Revenue Refunding Bonds
  (Lenbrook Square Foundation)
   5.00%, 01/07/01                                        $  2,400   $    2,400
Gwinnett County, Georgia HFA M/F
  Housing RB
   5.00%, 01/07/01                                           5,000        5,000
Hart County, Georgia Industrial Building
  Authority IDRB (Awh Corp. Project)
   5.05%, 01/07/01                                           6,000        6,000
Hart County, Georgia Industrial Building
  Authority IDRB (Dundee Mills Project)
   5.10%, 01/07/01                                           3,875        3,875
Houston County, Georgia Development
  Authority IDRB (Douglas Asphalt
  County Project)
   5.10%, 01/07/01                                           3,000        3,000
Jefferson County, Georgia Development
  Authority IDRB (Grove River Mills
  Project) Series 1997
   5.05%, 01/07/01                                           2,900        2,900
Lafayette, Georgia Development
  Authority RB (Dixie Group Project)
   5.10%, 01/07/01                                           4,000        4,000
Laurens County, Georgia Development
  Authority Solid Waste Disposal RB
  (Southeast Paper Manufacturing Co.
  Project)
   5.05%, 01/07/01                                          51,000       51,000
Lowndes County, Georgia Development
  Authority M/F Housing RB (FMPH
  Valdosta, Limited Partnership Project)
   5.10%, 01/07/01                                           5,045        5,045
Macon-Bibb County, Georgia Hospital
  Authority RB (The Medical Center of
  Central Georgia Project) Series 1998
   5.00%, 01/07/01                                           4,000        4,000
Miller County, Georgia Development
  Authority IDRB (Birdsong Corp.
  Project) RB
   5.10%, 01/07/01                                           3,000        3,000
Private Colleges and Universities
  Facitlities Authority, Georgia RB
  (Emory University) Series 2000B
   4.60%, 01/07/01                                           6,115        6,115
Private Colleges and Universities
  Facitlities Authority, Georgia RB
  (Emory University) Series 2000C
   4.60%, 01/07/01                                          10,000       10,000

                                                            Par        Value
                                                          --------   ----------
Richmond County, Georgia Development
  Authority Solid Waste Disposal RB
  (South Evergreen Nylon Recycling
  Project) Series 1999
   4.90%, 01/07/01                                        $  5,900   $    5,900
Roswell, Georgia HFA M/F Housing RB
  (Gables Realty Wood Crossing Project)
   4.95%, 01/07/01                                          11,650       11,650
Savannah, Georgia Economic
  Development Authority RB (Georgia
  Kaolin, Inc.)
   5.15%, 01/07/01                                          11,000       11,000
Savannah, Georgia Economic
  Development Authority RB (Home
  Depot Project) Series 1995B
   5.05%, 01/07/01                                           5,000        5,000
Savannah, Georgia HFA M/F Housing
  RB (Chatham Gardens Project)
  Series 1997
   5.10%, 01/07/01                                           2,995        2,995
Summerville, Georgia Development
  Authority RB (Image Industry Project)
  Series 1997
   5.03%, 01/07/01                                          11,000       11,000
Thomaston-Upson County, Georgia
  IDA IDRB (Southern Mills Project)
  Series 1999
   5.10%, 01/07/01                                           4,940        4,940
Thomasville, Georgia Payroll
  Development Authority (Brit Corp.
  Project)
   5.15%, 01/07/01                                           3,600        3,600
Walton County, Georgia Development
  Authority RB (Tucker Door & Trim
  Corp. Project)
   5.20%, 01/07/01                                           2,600        2,600
Webster County, Georgia IDA IDRB
  (Tolleson Lumber Co., Inc. Project)
   5.05%, 01/07/01                                           7,200        7,200
Winder-Barrow, Georgia Industrial
  Building Authority IDRB (Progress
  Container Corp. Project) Series 2000
   5.10%, 01/07/01                                           3,320        3,320
Worth County, Georgia IDA Revenue
  Refunding Bonds (Seabrook Project)
  Series 1996B
   5.10%, 01/07/01                                           1,300        1,300
                                                                     ----------
                                                                        494,375
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
HAWAII -- 0.3%
Hawaii Department of Budget &
  Finance Special Purpose Mortgage RB
  (Adventist Health System West)
   4.85%, 01/07/01                                        $  6,900   $    6,900
Hawaii Student Loan RB (Secondary
  Market Services Corp.) Series 1995-II
   4.75%, 01/07/01                                           9,000        9,000
Hawaii Student Loan RB (Secondary
  Market Services Corp.) Series 2000-II
   4.75%, 01/07/01                                           8,800        8,800
                                                                     ----------
                                                                         24,700
                                                                     ----------
IDAHO -- 0.0%
Idaho HFA Housing RB (Assisted Living
  Concepts Project)
   5.10%, 01/07/01                                             815          815
                                                                     ----------
ILLINOIS-- 5.2%
Aurora, Illinois M/F Housing RB
  (Apartments at Fox VY-A)
   4.85%, 01/07/01                                           9,445        9,445
Bartlett, Illinois M/F Housing RB
  (Bartlett Square Apartments)
  Series 1995A
   4.85%, 01/07/01                                           3,725        3,725
Batavia, Illinois Development RB
  (American Industrial Technologies)
   5.10%, 01/07/01                                           2,200        2,200
Carol Stream, Illinois M/F Housing
  Revenue Refunding Bonds (St. Charles
  Square Project)
   4.95%, 01/07/01                                           4,415        4,415
Centralia, Illinois IDA RB (Consolidated
  Foods Corp. & Hollywood Brands, Inc.
  Project)
   4.95%, 01/07/01                                           4,500        4,500
Chicago, Illinois Gas Supply RB (Peoples
  Gas Light & Coke Co. Project)
  Series 1993B
   4.85%, 01/07/01                                          11,000       11,000
Chicago, Illinois Gas Supply Revenue
  Refunding Bond (Peoples Gas, Light &
  Coke Co. Project) Series 2000C
   4.90%, 01/07/01                                          19,000       19,000
Chicago, Illinois IDRB (Morse
  Automotive Project) Series 1995
   5.10%, 01/07/01                                           2,000        2,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Chicago, Illinois Midway Airport Special
  Facility RB (American Trans Air Project)
   5.05%, 01/07/01                                        $  5,000   $    5,000
Chicago, Illinois O'Hare International
  Special Facility RB Series 2000A
   5.05%, 01/07/01                                          37,200       37,200
Chicago, Illinois O'Hare International
  Airport RB (ACES General Airport
  Second Lien) Series B1
   5.10%, 01/07/01                                          23,800       23,800
Chicago, Illinois O'Hare International
  Airport RB (ACES General Airport
  Second Lien) Series B2
   5.10%, 01/07/01                                          13,800       13,800
Chicago, Illinois O'Hare International
  Airport Special Facility RB
   4.90%, 01/07/01                                          22,700       22,700
Chicago, Illinois RB (Homestart Program)
  Series 2000A
   4.90%, 01/07/01                                          15,000       15,000
Dupage County, Illinois RB (Benedictine
  University Building Project)
   4.90%, 01/07/01                                          16,000       16,000
East Dundee, Kane & Cook Counties,
  Illinois IDRB (Otto Engine Project)
   4.98%, 01/07/01                                           2,250        2,250
Elmhurst, Illinois IDRB (ELM Machining
  Corp. Project)
   5.20%, 01/07/01                                           2,870        2,870
Glendale Heights, Illinois IDRB (York
  Corrugated Container Project)
   4.85%, 01/07/01                                           1,400        1,400
Hampshire, Illinois IDRB (Poli-Film
  America Project) Series 1998A
   5.20%, 01/07/01                                           6,100        6,100
Huntley, Illinois Special Civic Area #9
  Special Tax Bond Series 1998B
   4.85%, 01/07/01                                           8,172        8,172
Illinois Development Finance Authority
  (Anatol Enterprises)
   5.20%, 01/07/01                                           3,700        3,700
Illinois Development Finance Authority
  (Chicago Academy of Science Project)
  Series 1998
   4.85%, 01/07/01                                           5,700        5,700
Illinois Development Finance Authority
  (Chicago Horticultural Society Project)
   4.85%, 01/07/01                                          20,000       20,000


                                                            Par        Value
                                                          --------   ----------
Illinois Development Finance Authority
  (Palos Common Hospital Project)
  Series 1998
   5.00%, 01/07/01                                        $ 10,000   $   10,000
Illinois Development Finance Authority
  (Roll Service, Inc. Project)
   5.15%, 01/07/01                                           2,230        2,230
Illinois Development Finance Authority
  (Wheaton Academy Project)
   4.85%, 01/07/01                                           8,000        8,000
Illinois Development Finance Authority
  IDRB (Arc Tronics, Inc. Project)
   5.15%, 01/07/01                                           2,800        2,800
Illinois Development Finance Authority
  IDRB (Camcraft, Inc. Project)
   5.05%, 01/07/01                                           2,700        2,700
Illinois Development Finance Authority
  IDRB (Catholic Charities)
   4.85%, 01/07/01                                             720          720
Illinois Development Finance Authority
  IDRB (Chicago Corrugated Box
  Company) Series 6
   5.20%, 01/07/01                                             750          750
Illinois Development Finance Authority
  IDRB (MCL, Inc. Project)
   5.20%, 01/07/01                                           1,840        1,840
Illinois Development Finance Authority
  IDRB (Molding Project)
   5.35%, 01/07/01                                           2,650        2,650
Illinois Development Finance Authority
  IDRB (Perkin Paperboard Co., LP)
  Series 1994
   5.05%, 01/07/01                                           5,500        5,500
Illinois Development Finance Authority
  IDRB (Radiological Society Project)
  Series 1997
   5.00%, 01/07/01                                           4,600        4,600
Illinois Development Finance Authority
  IDRB (River Graphics Corp. Project)
  Series 1996
   5.20%, 01/07/01                                           3,200        3,200
Illinois Development Finance Authority
  IDRB (SMF, Inc. Project) Series A
   5.15%, 01/07/01                                           1,960        1,960
Illinois Development Finance Authority
  RB (Catholic Charities Housing Project)
  Series 1993A
   4.85%, 01/07/01                                           9,160        9,160

                                                            Par        Value
                                                          --------   ----------
Illinois Development Finance Authority
  RB (Chicago Academy of Science
  Project)
   4.85%, 01/07/01                                        $  4,615   $    4,615
Illinois Development Finance Authority
  RB (Cloverhill Pastry Project)
   5.05%, 01/07/01                                           4,620        4,620
Illinois Development Finance Authority
  RB (Korex Corp. Project)
   5.00%, 01/07/01                                           4,000        4,000
Illinois Development Finance Authority
  RB (Lake Forest Academy Project)
   4.85%, 01/07/01                                           2,000        2,000
Illinois Development Finance Authority
  RB (Slovak American Charitable
  Project)
   4.85%, 01/07/01                                           8,200        8,200
Illinois Development Finance Authority
  RB (St. Ignatius College Prep Project)
   4.85%, 01/07/01                                           2,200        2,200
Illinois Development Finance Authority
  RB (Variable Rest Haven Illiana
  Christian)
   4.85%, 01/07/01                                          10,690       10,690
Illinois Development Finance Authority
  RB (Village Oak Park Residence)
   4.95%, 01/07/01                                           2,105        2,105
Illinois Development Finance Authority
  Residential Rental RB (F.C. Harris
  Pavillion Project) Series 1994
   4.80%, 01/07/01                                          27,510       27,510
Illinois Development Finance Authority
  Residential Rental RB (River Oak Project)
   5.00%, 01/07/01                                          32,000       32,000
Illinois Development Finance Authority
  Revenue Refunding Bonds (Francis
  W. Parker Project)
   4.80%, 01/07/01                                           2,500        2,500
Illinois Development Finance Authority
  Revenue Refunding Bonds (Rich
  Products Corp. Project)
   5.10%, 01/07/01                                           1,525        1,525
Illinois Educational Facility Authority
  RB (Chicago Historical Society)
   4.95%, 01/07/01                                           8,000        8,000
Illinois International Port District
  Facilities RB (Southdown, Inc. Project)
   4.80%, 01/07/01                                           4,000        4,000


                                                            Par        Value
                                                          --------   ----------
Illinois Educational Facility Authority
  RB (Chicago Zoological Society
  Brookfield Zoo) Series B
   4.85%, 01/07/01                                        $  2,800   $    2,800
Illinois Educational Facility Authority
  RB (National Louis University)
  Series 1999B
   5.00%, 01/07/01                                          17,700       17,700
Illinois HDA M/F Mortgage Revenue
  Refunding Bond (Hyde Park Tower
  Apartments Project) Series 2000A
   5.10%, 01/07/01                                           5,615        5,615
Illinois Health Facilities Authority RB
  (Streetville Corporation) Series A
   5.00%, 01/07/01                                           6,000        6,000
Illinois Health Facility Authority RB
  (Bensenville Home Society Project)
  Series 1989A
   4.80%, 01/07/01                                           2,275        2,275
Illinois Health Facility Authority RB
  (Ingalls Memorial Hospital)
  Series 1985C
   5.00%, 01/07/01                                           1,100        1,100
Illinois Health Facility Authority RB
  (Washington & Jane Smith Home)
  Series 1991
   5.00%, 01/07/01                                           2,800        2,800
Illinois Student Assistance Commission
  Student Loan RB Series 1996A
   4.90%, 01/07/01                                           7,800        7,800
Lombard, Illinois Industrial
  Development Revenue Refunding
  Bonds (B & H Partnership Project)
   5.15%, 01/07/01                                           1,850        1,850
Melrose Park, Illinois IDRB (Ninos
  Enterprises, Inc. Project)
   5.15%, 01/07/01                                           2,900        2,900
New Lenox, Illinois IDRB (Panduit Corp.
  Project)
   5.10%, 01/07/01                                           4,400        4,400
Oak Forest, Illinois Development RB
  (Homewood Pool-South Suburban
  Mayors & Managers Association
  Project.)
   5.00%, 01/07/01                                          10,000       10,000
Palatine, Illinois Special Facilities
  Limited Obligation RB (Little City
  Community Development Project)
   4.85%, 01/07/01                                           4,000        4,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Richton Park, Illinois IDRB (Avatar
  Corp. Project)
   5.20%, 01/07/01                                        $  1,900   $    1,900
Rockford, Illinois IDRB (Industrial
  Welding Supply, Inc. Project)
   5.20%, 01/07/01                                           2,000        2,000
Rockford, Illinois IDRB (Ring Can
  Corp. Project)
   5.10%, 01/07/01                                           2,400        2,400
Tinley Park, Illinois IDA RB (Beverly
  Manufacturing Co. Project)
  Series 1997A
   5.10%, 01/07/01                                           2,465        2,465
Tremont, Illinois IDRB (Hanna Steel
  Project)
   4.94%, 01/07/01                                           9,500        9,500
Woodstock, Illinois M/F Housing RB
  (Prairie Trail) Series 1996A
   5.10%, 01/07/01                                           3,425        3,425
Woodstock, Illinois M/F Housing RB
  (Prairie View Ltd.)
   5.10%, 01/07/01                                           2,935        2,935
Yorkville, Illinois IDRB (F.E. Wheaton &
  Co. Inc. Project) Series 1996
   5.20%, 01/07/01                                           1,370        1,370
                                                                     ----------
                                                                        505,287
                                                                     ----------
INDIANA -- 1.1%
Crawfordsville, Indiana IDRB (National
  Service Industries, Inc. Project)
   4.95%, 01/07/01                                           4,000        4,000
Elkhart County, Indiana Economic
  Development RB (White Plains
  Apartments Project) Series 1998A
   4.95%, 01/07/01                                           2,050        2,050
Gary, Indiana Economic Development
  Authority Revenue Refunding Bonds
  (Tinplate Partnership Project)
  Series 1997A
   5.15%, 01/07/01                                           2,100        2,100
Gary, Indiana Empowerment Zone RB
  (Chemcoaters, LLC Project) Series 2000A
   5.15%, 01/07/01                                           6,500        6,500
Hammond, Indiana Economic
  Development RB (Lear Seating Corp.
  Project) Series 1994
   4.45%, 01/07/01                                           9,145        9,145


                                                            Par        Value
                                                          --------   ----------
Indiana Development Finance Authority
  IDRB (Cives Corp. Project)
  Series 1998
   5.05%, 01/07/01                                        $  7,150   $    7,150
Indiana Secondary Market Educational
  Loans, Inc. Student Loan RB
  Series 1988B
   4.75%, 01/07/01                                          27,000       27,000
Indiana State Develpopement Finance
  Authority IDRB (Big Sky Park Project)
   4.98%, 01/07/01                                           6,000        6,000
Indianapolis, Indiana Resource
  Recovery Bonds (Ogden Martin
  Systems Inc. Project) Series 1987
   5.05%, 01/07/01                                          23,060       23,060
Miami County, Indiana Economic
  Development RB (Dukes Memorial
  Hospital Project)
   4.65%, 01/07/01                                           5,000        5,000
St. Joseph College, Indiana Economic
  Development RB Series 1997B
   4.95%, 01/07/01                                           3,430        3,430
St. Joseph County, Indiana Educational
  Facilities RB (University of Notre Dame)
   4.75%, 01/07/01                                           9,200        9,200
                                                                     ----------
                                                                        104,635
                                                                     ----------
IOWA -- 0.7%
Iowa Finance Authority Solid Waste
  Disposal RB (Cedar River Paper Co.
  Project) Series 1994A
   5.15%, 01/07/01                                          22,600       22,600
Iowa Finance Authority Solid Waste
  Disposal RB (Cedar River Paper Co.
  Project) Series 1995A
   5.15%, 01/07/01                                           5,950        5,950
Iowa Finance Authority Solid Waste
  Disposal RB (Cedar River Paper Co.
  Project) Series 1997
   5.15%, 01/07/01                                           6,000        6,000
Iowa Student Loan Liquidity Corp.
  Student Loan RB Series 1988B
   4.80%, 01/07/01                                          33,300       33,300
Saint Joseph County, Iowa Economical
  Development Authority (Western
  Manor Project)
   4.95%, 01/07/01                                           2,130        2,130
                                                                     ----------
                                                                         69,980
                                                                     ----------

                                                            Par        Value
                                                          --------   ----------
KANSAS -- 0.4%
Kansas State Development Finance
  Authority M/F Housing RB (Bluffs
  Olathe Apartments) Series 1998X
   5.15%, 01/07/01                                        $  9,500   $    9,500
Olathe, Kansas IDRB (Garmin
  International, Inc. Project) Series 1995
   5.15%, 01/07/01                                           1,700        1,700
Wichita, Kansas Airport Facilities
  Revenue Refunding Bonds (Cessna
  Service Center Project)
   5.15%, 01/07/01                                           4,985        4,985
Wichita, Kansas Airport Facilities
  Revenue Refunding Bonds (Flight
  Safety International, Inc. Project)
   5.05%, 01/07/01                                          26,170       26,170
                                                                     ----------
                                                                         42,355
                                                                     ----------
KENTUCKY -- 1.3%
Elizabethtown, Kentucky IDRB
  (Aztec Project)
   5.00%, 01/07/01                                           3,000        3,000
Henderson County, Kentucky Solid Waste
  Disposal RB (Hudson Foods, Inc. Project)
   5.10%, 01/07/01                                          14,500       14,500
Jefferson County, Kentucky Sports
  Stadium RB (University of Louisville
  Athletic Department)
   5.00%, 01/07/01                                           6,600        6,600
Kenton County, Kentucky Airport Board
  Special Facilities RB Series 2000A
   4.85%, 01/07/01                                           8,915        8,915
Kentucky Higher Education Student
  Loan Corp. Insured Student Loan RB
  Series 1991E
   4.70%, 01/07/01                                          37,900       37,900
Kentucky Higher Education Student
  Loan Corp. Insured Student Loan RB
  Series 1996A
   4.70%, 01/07/01                                          23,850       23,850
Louisville, Jefferson County, Kentucky
  Regional Airport Authority Special
  Facilities RB (UPS Project)
   5.05%, 01/07/01                                           1,200        1,200
Maysville, Kentucky Industrial Building
  RB (Green Tokai Building)
   5.20%, 01/07/01                                           5,740        5,740


                                                            Par        Value
                                                          --------   ----------
Murray, Kentucky IDA Revenue
  Refunding Bonds (Dean Foods Co.
  Project)
   5.05%, 01/07/01                                        $  6,000   $    6,000
Owensboro, Kentucky Limited
  Obligation RB (Dart Polymers, Inc.
  Project) Series 1985A
   4.55%, 01/07/01                                           1,900        1,900
Richmond, Kentucky IDRB (Mikron
  Project)
   5.10%, 01/07/01                                           8,375        8,375
Wilson County, Kentucky IDB RB
  (Perma Pipe Project)
   5.20%, 01/07/01                                           3,150        3,150
                                                                     ----------
                                                                        121,130
                                                                     ----------
LOUISIANA-- 0.6%
Calcasieu Parish, Lousiana IDB
  (Weingarten Realty Project)
   5.00%, 01/07/01                                           1,990        1,990
East Baton Rouge Parish, Lousiana
  Pollution Control Revenue Refunding
  Bonds (Exxon Corp. Project) Series 1989
   4.95%, 01/07/01                                           1,700        1,700
Lafayette Parish, Louisiana IDRB
  (Westwood Village Project)
   5.00%, 01/07/01                                           3,635        3,635
Lake Charles, Louisiana Harbor &
  Terminal District Dock & Wharf RB
  (Conoco, Inc. Project)
   5.10%, 01/07/01                                          10,500       10,500
Lake Charles, Louisiana Harbor
  Improvement RB (Port Improvement
  Global Industries Project)
   4.90%, 01/07/01                                          15,000       15,000
New Orleans, Louisiana Aviation Board
  RB Series 1993B
   4.80%, 01/07/01                                          21,035       21,035
                                                                     ----------
                                                                         53,860
                                                                     ----------
MARYLAND -- 0.4%
Maryland State Economic Development
  Corp. Economic Development RB
  (Hunter Douglas Project)
   5.10%, 01/07/01                                           3,400        3,400
Maryland State Economic Development
  Corp. IDRB (Dixon Valve Project)
   4.95%, 01/07/01                                           4,000        4,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Maryland State Health & Higher
  Education Facility Authority RB
  (Mercey Ridge Project)
   4.90%, 01/07/01                                        $ 28,300   $   28,300
Maryland State Health & Higher
  Education Facility Authority Pooled
  Loan Program RB (Kennedy Krieger
  Project) Series 1993D
   4.78%, 01/07/01                                           2,000        2,000
                                                                     ----------
                                                                         37,700
                                                                     ----------
MASSACHUSETTS -- 0.0%
Massachussets Industrial Finance
  Authority (Arkansas Electronic
  Products Corp. Project)
   5.20%, 01/07/01                                           3,300        3,300
                                                                     ----------
MICHIGAN -- 1.7%
Ann Arbor, Michigan Economic
  Development Corp. Limited Obligation
  RB (Glacier Hills, Inc. Project)
  Series 2000A
   4.73%, 01/07/01                                          23,245       23,245
Ann Arbor, Michigan Economic
  Development Corp. Limited Obligation
  RB (Glacier Hills, Inc. Project)
  Series 2000B
   4.73%, 01/07/01                                           9,875        9,875
Georgetown Township, Michigan
  Economic Development Corp. Limited
  Obligation RB (Sunset Manor, Inc.
  Project)
   4.71%, 01/07/01                                           9,180        9,180
Grand Rapids, Michigan Economic
  Development Corp. RB (Amway Hotel
  Corp. Project) Series 1991A
   4.85%, 01/07/01                                           7,755        7,755
Michigan State Hospital Finance
  Authority RB (Martin Luther Memorial
  Home, Inc. Project)
   4.85%, 01/07/01                                           8,235        8,235
Michigan State Strategic Fund Limited
  Obligation RB (Advance Plastics Corp.)
   5.05%, 01/07/01                                           2,830        2,830
Michigan State Strategic Fund Limited
  Obligation RB (American Cancer
  Society Great Lakes)
   5.05%, 01/07/01                                           6,000        6,000


                                                            Par        Value
                                                          --------   ----------
Michigan State Strategic Fund Limited
  Obligation RB (EPI Printers Inc.
  Project)
   5.05%, 01/07/01                                        $  2,800   $    2,800
Michigan State Strategic Fund Limited
  Obligation RB (John Widdicomb Co.
  Project)
   5.00%, 01/07/01                                           1,760        1,760
Michigan State Strategic Fund Limited
  Obligation RB (Manufacturer's Project)
  Series 1991
   5.00%, 01/07/01                                           1,255        1,255
Michigan State Strategic Fund Limited
  Obligation RB (Mechanics Uniform
  Rental Project)
   5.05%, 01/07/01                                           1,000        1,000
Michigan State Strategic Fund Limited
  Obligation RB (Orchestra Place
  Renewal Project)
   4.73%, 01/07/01                                          15,000       15,000
Michigan State Strategic Fund Limited
  Obligation RB (United Machining
  Project) Series 1998
   5.05%, 01/07/01                                           6,000        6,000
Michigan State Strategic Fund Limited
  Obligation RB Series 1998
   5.05%, 01/07/01                                           4,010        4,010
Michigan State Strategic Fund Limited
  Obligation RB Series 1998B
   4.05%, 01/07/01                                           1,755        1,755
Oakland County, Michigan Economic
  Development Corp. (Husky Envelope
  Products, Inc. Project)
   5.05%, 01/07/01                                           4,325        4,325
Oakland County, Michigan Economic
  Development Corp. Limited Obligation
  RB (Pontiac Vision Schools Project)
   5.45%, 01/07/01                                          11,000       11,000
Wayne Charter County, Michigan Airport
  RB (Detroit Metropolitan County
  Project) Series 1996A
   4.90%, 01/07/01                                           5,850        5,850
Wayne Charter County, Michigan Airport
  RB (Detroit Metropolitan County
  Project) Series 1996B
   4.80%, 01/07/01                                          46,880       46,880
                                                                     ----------
                                                                        168,755
                                                                     ----------

                                                            Par        Value
                                                          --------   ----------
MINNESOTA -- 0.5%
Bloomington, Minnesota Port Authority
  Special Tax Revenue Refunding Bond
  (Mall of America Project) Series 1999B
   4.90%, 01/07/01                                        $  5,000   $    5,000
Cohasset, Minnesota Revenue Refunding
  Bond (Minnesota Power & Light Co.
  Project) Series 1997A
   5.00%, 01/07/01                                           4,405        4,405
Hennepin County, Minnesota Unlimited
  GO Series 1995C
   4.85%, 01/07/01                                             600          600
Hennepin County, Minnesota Unlimited
  GO Series 1996C
   5.00%, 01/07/01                                           3,750        3,750
Mendota Heights, Minnesota IDRB
  (Dakota Business Plaza Project)
   5.35%, 01/07/01                                           2,300        2,300
Minnesota Agriculture & Economic
  Development RB (Evangelical
  Lutheran Project)
   4.90%, 01/07/01                                           7,800        7,800
Minnesota State Higher Education
  Facilities Authority RB (Carleton
  College) Series 2000G
   4.70%, 01/07/01                                          12,000       12,000
Minnesota State Higher Education
  Facilities Authority RB (University of
  St. Thomas Project)
   4.80%, 01/07/01                                           9,700        9,700
                                                                     ----------
                                                                         45,555
                                                                     ----------
MISSISSIPPI -- 0.1%
Mississippi Business Finance Authority
  IDRB (Clopay Building Products Co.
  Project) Series 1999
   5.10%, 01/07/01                                           3,300        3,300
Mississippi Business Financial Corp.
  IDRB (Electric Mills Wood Project)
   5.05%, 01/07/01                                           5,000        5,000
Mississippi Business Financial Corp.
  IDRB (Omega Motion Project)
  Series 1996
   5.05%, 01/07/01                                           6,000        6,000
                                                                     ----------
                                                                         14,300
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
MISSOURI-- 0.2%
Independence, Missouri IDA RB
  (Groves & Graceland) Series 1997A
   5.00%, 01/07/01                                        $  3,990   $    3,990
Missouri Higher Education Loan
  Authority Student Loan RB
  Series 1988A
   4.75%, 01/07/01                                           1,000        1,000
Missouri State Development Finance
  Board IDRB (H.R. Williams Mill
  Supply Project) Series 1995
   5.00%, 01/07/01                                           3,100        3,100
Missouri State Development Finance
  Board IDRB (Milbank Manufacturing
  Co. Project)
   5.30%, 01/07/01                                           3,000        3,000
Missouri State Health and Educational
  Facilities Authority Health Facilities RB
  (National Benevolent Association
  Project)
   4.80%, 01/07/01                                           2,805        2,805
St. Clair, Missouri IDA RB (Private
  Dynaquip)
   5.15%, 01/07/01                                           1,500        1,500
St. Louis, Missouri IDA RB (Kessler
  Container Project)
   5.15%, 01/07/01                                           2,500        2,500
Washington, Missouri IDA RB
  (Pauwels Transformer Project)
   5.14%, 01/07/01                                           3,500        3,500
                                                                     ----------
                                                                         21,395
                                                                     ----------
MONTANA-- 0.0%
Clay County, Montana IDRB (KC Salad
  Real Estate Project)
   4.95%, 01/07/01                                           2,000        2,000
                                                                     ----------
NEBRASKA-- 0.2%
Dodge County, Nebraska IDRB (Oilgear
  Project)
   5.10%, 01/07/01                                           1,950        1,950
Nebraska Higher Education Loan
  Program RB (Nebhelp, Inc. Student
  Loan Project) Series 1988C
   4.90%, 01/07/01                                           4,150        4,150

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Stanton County, Nebraska IDRB (Nucor
  Corp. Project) Series 1996
   5.00%, 01/07/01                                        $ 10,500   $   10,500
                                                                     ----------
                                                                         16,600
                                                                     ----------
NEVADA -- 0.7%
Clark County, Nevada Airport
  Improvement RB Series 1993A
   4.70%, 01/07/01                                           1,200        1,200
Clark County, Nevada Airport
  Improvement RB (System Subordinate
  Lien) Series 1995A2
   5.10%, 01/07/01                                           1,200        1,200
Clark County, Nevada Airport Revenue
  Systems Sub Lien RB Series 1999B1
   4.80%, 01/07/01                                          42,160       42,160
Clark County, Nevada Economic
  Development RB (University of
  Nevada Las Vegas Project)
   4.85%, 01/07/01                                             835          835
Nevada Housing Division M/F Housing
  RB (Apache Pines Apartments Project)
  Series 1999A
   4.90%, 01/07/01                                           7,415        7,415
Nevada Housing Division M/F Housing
  RB Series 1989A
   4.70%, 01/07/01                                           5,500        5,500
Nevada Housing Division Multi-Unit
  Housing RB (Banbridge Apartment
  Project) Series 2000A
   4.90%, 01/07/01                                           3,960        3,960
Nevada Housing Division Multi-Unit
  Housing RB (City Center Project)
  Series 2000A
   4.90%, 01/07/01                                           9,350        9,350
                                                                     ----------
                                                                         71,620
                                                                     ----------
NEW HAMPSHIRE -- 0.1%
New Hampshire State HFA M/F Housing
  RB (Fairways Project-1)
   4.85%, 01/07/01                                           7,000        7,000
                                                                     ----------
NEW JERSEY -- 0.0%
New Jersey Economic Development
  Authority Thermal Energy Facilities
  RB (Thermal Energy Ltd. Partnership I
  Project) Series 1997
   4.65%, 01/07/01                                             150          150


                                                            Par        Value
                                                          --------   ----------
New Jersey Sports & Exposition
  Authority RB Series 1992C
   4.65%, 01/07/01                                        $  4,000   $    4,000
                                                                     ----------
                                                                          4,150
                                                                     ----------
NEW MEXICO-- 0.9%
Albuquerque, New Mexico Airport RB
  (Subordinated Lien) Series 1996A
   4.80%, 01/07/01                                          12,600       12,600
Albuquerque, New Mexico Airport RB
  (Subordinated Lien) Governmental
  Purpose Series 2000A
   4.80%, 01/07/01                                           6,800        6,800
Belen, New Mexico IDRB (Solo Cup, Inc.
  Project)
   5.05%, 01/07/01                                           3,250        3,250
Farmington, New Mexico Pollution
  Control Revenue Refunding Bonds
  (Arizona Public Service Company)
  Series 1994A
   4.90%, 01/07/01                                           4,200        4,200
Farmington, New Mexico Pollution
  Control Revenue Refunding Bonds
  (Arizona Public Service Company)
  Series 1994B
   4.90%, 01/07/01                                           3,000        3,000
New Mexico State Highway Commission
  RB (Subordinate Lein)
   4.80%, 01/07/01                                          39,835       39,835
Santa Fe, New Mexico Gross Receipts
  Tax RB (Wastewater Systems)
  Series 1997B
   4.85%, 01/07/01                                          17,300       17,300
                                                                     ----------
                                                                         86,985
                                                                     ----------
NEW YORK -- 3.0%
Albany-Dougherty County, New York
  Hospital Authority RB (Phoebe Putney
  Memorial Hospital Project) Series 1996
   4.90%, 01/07/01                                          10,800       10,800
Dutchess County, New York IDA Civic
  Facilities RB (Trinity Pawling School
  Corp. Project)
   4.80%, 01/07/01                                           2,000        2,000
Long Island Power Authority, New York
  Electric System RB SubSeries 7B
   4.45%, 01/07/01                                          11,900       11,900

                                                            Par        Value
                                                          --------   ----------
Long Island, New York Power Authority
   4.60%, 01/07/01                                        $ 14,000   $   14,000
Long Island, New York Power Authority
  Electric System RB Series 1998-6
   4.90%, 01/07/01                                           3,500        3,500
Long Island, New York Power Authority
  Electric System Subordinated RB
   4.90%, 01/07/01                                          17,200       17,200
New York State HFA RB (Tribeca
  Landing) Series 1997A
   4.60%, 01/07/01                                           5,500        5,500
New York City, New York GO
  Series 1994B-3
   4.95%, 01/07/01                                           1,100        1,100
New York City, New York GO
  Series 1993A-8
   4.95%, 01/01/01                                           3,500        3,500
New York City, New York Housing
  Development Corp. M/F Mortgage RB
  (15th Street Development Project)
  Series 2000A
   4.45%, 01/07/01                                          23,000       23,000
New York City, New York IDA IDRB
  (Allway Tools, Inc. Project)
   4.90%, 01/07/01                                           1,780        1,780
New York City, New York M/F Rental
  Housing RB (Tribeca Tower Project)
  Series 1997A
   4.50%, 01/07/01                                           1,200        1,200
New York City, New York Municipal
  Water Finance Authority Water &
  Sewer System RB Series 1992C
   4.95%, 01/07/01                                          59,550       59,550
New York City, New York Municipal
  Water Finance Authority Water &
  Sewer System RB Series 1994G
   4.90%, 01/07/01                                          46,300       46,300
New York City, New York Municipal
  Water Finance Authority Water &
  Sewer System RB Series 1995A
   4.75%, 01/07/01                                          10,000       10,000
New York State Energy Research &
  Development Authority Pollution
  Control Revenue Refunding Bonds
  (Niagara Mohawk Power) Series A
   5.15%, 01/07/01                                             500          500


                                                            Par        Value
                                                          --------   ----------
New York State Energy Research &
  Development Authority Pollution
  Control Revenue Refunding Bonds
  (Orange & Rockland Utilities, Inc.
  Project) Series 1994A
   4.55%, 01/07/01                                        $    900   $      900
New York State HFA Housing RB
  (Union Square South Housing Project)
   4.60%, 01/07/01                                          14,600       14,600
New York State HFA RB (101 West End
  Avenue Project) Series 1999A
   4.75%, 01/07/01                                           1,200        1,200
New York State HFA RB Series 1997A
   4.60%, 01/07/01                                          57,600       57,600
New York State Local Government
  Assistance Corp. RB Series 1995F
   4.35%, 01/07/01                                             700          700
Yonkers, New York IDA Civic Facilities
  RB (Consumers Union Facility Project)
   4.80%, 01/07/01                                             480          480
                                                                     ----------
                                                                        287,310
                                                                     ----------
NORTH CAROLINA -- 2.0%
Buncombe County, North Carolina
  School GO Series 2000C
   4.70%, 01/07/01                                          14,000       14,000
Burke County, North Carolina Industrial
  Facilities Pollution Control Financing
  Authority Industrial RB (Bauer
  Industries, Inc. Project)
   5.05%, 01/07/01                                           3,155        3,155
Charlotte, North Carolina Airport
  Revenue Refunding Bonds
  Series 1997A
   4.80%, 01/07/01                                          27,865       27,865
Concord, North Carolina COP (Concord
  Project) Series A
   4.90%, 01/07/01                                           7,500        7,500
Forsyth County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Plymouth Printing Project)
   5.00%, 01/07/01                                           2,120        2,120
Gates County, North Carolina Industrial
  Facilities & Pollution Control
  Financing Authorty Revenue IDRB
  (Coxe-Lewis Project)
   5.05%, 01/07/01                                           1,815        1,815

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Guilford County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Crescent Sleep Project)
   5.30%, 01/07/01                                        $  5,900   $    5,900
Guilford County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Culp, Inc. Project)
   5.00%, 01/07/01                                           3,825        3,825
Guilford County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Neal Manufacturing Project)
   5.15%, 01/07/01                                           2,400        2,400
Guilford County, North Carolina
  Industrial Facilities & Pollution
  Control Financing Authority RB
  (Vitafoam, Inc. Project)
   5.00%, 01/07/01                                           5,500        5,500
Hertford County, North Carolina
  Industrial Facilities & Polltuion
  Control Financing Authority IDRB
  (Nucor Corp. Project) Series 2000
   4.95%, 01/07/01                                          17,500       17,500
Hertford County, North Carolina
  Industrial Facilities & Polltuion
  Control Financing Authority IDRB
  (Nucor Corp. Project) Series 2000A
   5.00%, 01/07/01                                          10,500       10,500
Johnston County, North Carolina
  Industrial Facilites & Pollution
  Control Financing Authority RB
  (Flanders Corp. Project)
   5.10%, 01/07/01                                           4,500        4,500
North Carolina Educational Facilities
  Finance Agency RB (Davidson
  College) Series 2000B
   4.90%, 01/07/01                                          19,000       19,000
North Carolina Educational Facilities
  Finance Agency RB (Cannon School
  Project)
   4.90%, 01/07/01                                           6,500        6,500
North Carolina Educational Facilities
  Finance Agency RB (High Point
  University Project)
   4.90%, 01/07/01                                           5,310        5,310


                                                            Par        Value
                                                          --------   ----------
North Carolina Educational Facilities
  Finance Agency RB (Queens College)
  Series 1999B
   4.90%, 01/07/01                                        $  6,270   $    6,270
North Carolina Medical Care
  Community Hospital Health Care
  Facilities (Presbyterian Home)
   4.90%, 01/07/01                                           5,500        5,500
North Carolina Medical Care
  Community Retirement Facilities RB
  (United Methodist) Series A
   4.80%, 01/07/01                                          15,795       15,795
Rockingham County, North Carolina
  Industrial Facilities & Pollution Control
  Financing Authority IDRB
  (McMichael Mills Project)
   5.10%, 01/07/01                                           4,300        4,300
Rowan County, North Carolina
  Industrial Facilities Pollution Control
  Financing Authority (Taylor-Clay
  Products Project)
   5.00%, 01/07/01                                           4,700        4,700
Sampson County, North Carolina
  Industrial Facilities & Pollution Control
  Financing Authority IDRB (Crumpler
  Plastic Project)
   5.00%, 01/07/01                                           4,100        4,100
Union County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Rock-Tenn Converting
  County Project) Series 1997
   5.10%, 01/07/01                                           1,750        1,750
Wake County, North Carolina Housing
  Authority M/F RB (Walnut Ridge
  Apartments Project)
   5.15%, 01/07/01                                          10,075       10,075
Wilmington, North Carolina Housing
  Authority M/F Housing RB (Garden
  Lake Estates Project) Series 1999
   5.10%, 01/07/01                                           7,280        7,280
                                                                     ----------
                                                                        197,160
                                                                     ----------

                                                            Par        Value
                                                          --------   ----------
NORTH DAKOTA-- 0.1%
Richland County, North Dakota IDRB
  (Minn-Dak Farmers Co-Op Project)
  Series 1986B
   5.25%, 01/07/01                                        $    940   $      940
Richland County, North Dakota Solid
  Waste Disposal RB (Minn-Dak Farmers
  Co-Op Project) Series 1996A
   5.25%, 01/07/01                                          10,330       10,330
                                                                     ----------
                                                                         11,270
                                                                     ----------
OHIO -- 0.6%
Cleveland, Ohio Airport System RB
  Series 1997D
   4.80%, 01/07/01                                          22,180       22,180
Columbus, Ohio Electric System RB
  Series 1984
   4.35%, 01/07/01                                           5,480        5,480
Cuyahoga County, Ohio Economic
  Development RB (Hathaway Brown
  School Project) Series 1999
   4.85%, 01/07/01                                          14,650       14,650
Ohio Air Quality Development Authority
  RB (JMG Funding, LP) Series 1994A
   4.90%, 01/07/01                                           2,900        2,900
Ohio Air Quality Development Authority
  RB (Limited Partnership Project)
  Series 1994B
   4.90%, 01/07/01                                          14,400       14,400
                                                                     ----------
                                                                         59,610
                                                                     ----------
OKLAHOMA -- 1.4%
Creek County, Oklahoma Industrial
  Authority IDRB (Henry Vogt Mach
  Project) Series 1990
   5.10%, 01/07/01                                           2,000        2,000
Garfield County, Oklahoma IDRB
  (Bank of Commerce Group, Inc. Project)
   4.95%, 01/07/01                                           7,265        7,265
Muldrow, Oklahoma Public Works
  Authority IDRB (Oklahoma Foods
  Project)
   4.20%, 01/07/01                                           7,000        7,000
Oklahoma County, Oklahoma Industrial
  Authority RB (National Cowboy Hall
  of Fame Project) Series 1999
   5.00%, 01/07/01                                           2,380        2,380


                                                            Par        Value
                                                          --------   ----------
Oklahoma Development Finance
  Authority RB (Shawnee Funding, Ltd.)
   5.10%, 01/07/01                                        $  4,000   $    4,000
Oklahoma State Student Loan Authority
  RB Series 1996A
   4.85%, 01/07/01                                          31,980       31,980
Oklahoma State Student Loan Authority
  RB Series 1997A
   4.90%, 01/07/01                                          33,000       33,000
Oklahoma State Student Loan Authority
  RB Series 1998A
   4.90%, 01/07/01                                          25,100       25,100
Oklahoma State Student Loan Authority
  RB Series 2000A-4
   4.75%, 01/07/01                                          20,945       20,945
Tulsa, Oklahoma Industrial Authority
  Hospital RB (YMCA of Greater Tulsa
  Project) Series 1999
   5.00%, 01/07/01                                           2,900        2,900
                                                                     ----------
                                                                        136,570
                                                                     ----------
OREGON -- 0.7%
Gilliam County, Oregon Solid Waste
  Disposal RB (Waste Management
  Project) Series 2000A
   5.10%, 01/07/01                                           6,000        6,000
Oregon State Economic Development
  Authority RB (Kettle Foods Project)
  Series 186 (a)
   5.00%, 01/07/01                                           6,305        6,305
Oregon State Economic Development
  Authority RB (Pendleton Flour Mills
  Project) Series 1982
   5.10%, 01/07/01                                           6,300        6,300
Oregon State Economic Development
  Commission Economic & IDRB
   4.95%, 01/07/01                                           4,100        4,100
Oregon State Health, Housing,
  Educational, & Cultural Facilities
  Authority RB (Quatama Crossing
  Housing Project)
   5.00%, 01/07/01                                           2,440        2,440
Port of Portland, Oregon Special
  Obligation RB (Portland Bulk
  Terminals Limited Liability Corp.
  Project)
   4.90%, 01/07/01                                          28,000       28,000

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Port of Portland, Oregon Special
  Obligation RB (Portland Bulk
  Terminals Limited Liability Corp.
  Project) Series 1999
   4.90%, 01/07/01                                        $  6,000   $    6,000
Portland, Oregon M/F Housing RB
  (Village of Lovejoy Fountain)
   5.00%, 01/07/01                                           7,000        7,000
                                                                     ----------
                                                                         66,145
                                                                     ----------
PENNSYLVANIA-- 5.2%
Allegheny County, Pennsylvania IDA RB
   5.00%, 01/01/01                                           1,000        1,000
Allegheny County, Pennsylvania IDA RB
  (Longwood at Oakmont)
   5.00%, 01/01/01                                           3,480        3,480
Allegheny County, Pennsylvania IDA RB
  (USX Corp. Project)
   4.70%, 01/01/01                                          11,900       11,900
Allegheny County, Pennsylvania IDA RB
  Series 1997C
   5.00%, 01/01/01                                           1,000        1,000
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria
  Cogen Co. Project)
   4.85%, 01/07/01                                          16,390       16,390
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria
  Cogen Co. Project) Series 1998A1
   4.80%, 01/07/01                                          49,000       49,000
Dauphin County, Pennsylvania General
  Authority RB (Education & Health
  Loan Program) Series 1997
   4.92%, 01/07/01                                           8,790        8,790
Delaware County, Pennsylvania IDA RB
  (YMCA of Philadelphia Project)
  Series 1999
   4.90%, 01/07/01                                           2,035        2,035
Easton, Pennsylvania City School
  District GO
   4.92%, 01/07/01                                           4,500        4,500
Lancaster County, Pennsylvania Hospital
  Authority RB (Brethren Village)
   4.92%, 01/07/01                                           4,300        4,300
Lebanon County, Pennsylvania Health
  Facilities Authority RB (ECC
  Retirement Village Project)
   4.92%, 01/07/01                                           2,000        2,000


                                                            Par        Value
                                                          --------   ----------
Montgomery County, Pennsylvania IDA
  Environmental Facilities RB
  (Lonza, Inc. Project)
   4.98%, 01/07/01                                        $  4,000   $    4,000
Montgomery County, Pennsylvania IDA
  RB (Seton Medical Co.)
   4.70%, 01/07/01                                           5,500        5,500
Montgomery County, Pennsylvania
  Redevelopment Authority M/F Housing
  Revenue Refunding Bonds (Glenmore
  Assoc. Project) Series A
   5.00%, 01/07/01                                             350          350
Pennsylvania Energy Development
  Authority RB (B&W Ebensburg
  Project) Series 1986
   4.80%, 01/07/01                                          23,755       23,755
Pennsylvania Energy Development
  Authority RB (Piney Creek Project)
  Series 1986A
   4.80%, 01/07/01                                           6,000        6,000
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1988B
   4.75%, 01/07/01                                          30,000       30,000
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1988C
   4.75%, 01/07/01                                           4,600        4,600
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1994A
   4.75%, 01/07/01                                          35,000       35,000
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1995A
   4.75%, 01/07/01                                          26,500       26,500
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1997A
   5.00%, 01/07/01                                          49,300       49,300
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1999A
   4.80%, 01/07/01                                          63,000       63,000
Pennsylvania State Higher Education
  Assistance Agency Student Loan RB
  Series 2000A
   5.00%, 01/07/01                                          22,200       22,200

                                                            Par        Value
                                                          --------   ----------
Pennsylvania State Higher Educational
  Facilities Authority RB (Ursinus
  College)
   4.75%, 01/07/01                                        $  3,200   $    3,200
Philadelphia, Pennsylvania Hospitals &
  Higher Education Facilities Authority
  RB (Wills Eye Hospital Project)
   4.90%, 01/07/01                                          11,000       11,000
Philadelphia, Pennsylvania IDA RB
  (30th Street Station Project) Series 1987
   4.55%, 01/07/01                                          11,350       11,350
Philadelphia, Pennsylvania IDA RB (City
  Line Holiday Inn Project) Series 1996
   4.75%, 01/07/01                                           6,700        6,700
Philadelphia, Pennsylvania Water &
  Waste RB Series 1997B
   4.70%, 01/07/01                                          12,310       12,310
Quakertown, Pennsylvania General
  Authority Pooled Financing Program
  Series A
   4.75%, 01/07/01                                          11,807       11,807
Quakertown, Pennsylvania General
  Authority Series 1998A
   4.75%, 01/07/01                                           1,395        1,395
Quakertown, Pennsylvania Hospital
  Authority Hospital RB (Hospital
  Pooled Financing Group)
   4.75%, 01/07/01                                          24,500       24,500
Schuylkill County, Pennsylvania IDA
  Resource Recovery RB (Gilberton
  Power Project) Series 1985
   4.75%, 01/07/01                                           1,250        1,250
State Public School Building Authority,
  Pennsylvania School RB (Parkland
  School Distict) Series 1999D
   4.92%, 01/07/01                                           4,645        4,645
Washington County, Pennsylvania
  Authority Lease RB (Girard Estate
  Refunding Project) Series 1999
   4.90%, 01/07/01                                          33,775       33,775
Washington County, Pennsylvania
  Authority Lease RB Municipal
  Facilities Series 1995B-1
   4.90%, 01/07/01                                           7,022        7,022


                                                            Par        Value
                                                          --------   ----------
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon
  Valley Crethren)
   4.85%, 01/07/01                                        $    600   $      600
                                                                     ----------
                                                                        504,154
                                                                     ----------
RHODE ISLAND -- 0.6%
Rhode Island State & Providence
  Plantations Consolidated Capital
  Development Loan Series 2000B
   4.60%, 01/07/01                                          10,000       10,000
Rhode Island State Consolidated Capital
  Development Loan Series 1999B
   4.60%, 01/07/01                                           7,390        7,390
Rhode Island State Industrial Facilities
  Corp. IDRB (Greystone of Lincoln
  Project)
   4.85%, 01/07/01                                           2,600        2,600
Rhode Island State Student Loan
  Authority Higher Education Loan RB
  Series 1995-1
   4.85%, 01/07/01                                          12,300       12,300
Rhode Island State Student Loan
  Authority Higher Education Loan RB
  Series 1996-2
   4.85%, 01/07/01                                          10,000       10,000
Rhode Island State Student Loan
  Authority Higher Education Loan RB
  1996-3
   4.85%, 01/07/01                                          20,400       20,400
                                                                     ----------
                                                                         62,690
                                                                     ----------
SOUTH CAROLINA-- 0.4%
Greenville, South Carolina County &
  City IDRB (Stevens Aviation
  Technology Services Project)
   5.00%, 01/07/01                                           3,500        3,500
South Carolina Economic Development
  Authority Hospital Facility RB
  (Sanders Brothers Construction Project)
   5.05%, 01/07/01                                           2,100        2,100
South Carolina Jobs Economic
  Development Authority IDRB (Electric
  City Printing Project)
   5.05%, 01/07/01                                           2,400        2,400

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
South Carolina Jobs Economic
  Development Authority RB (Brown
  Packaging Co. Project)
   5.05%, 01/07/01                                        $  3,300   $    3,300
South Carolina Jobs Economic
  Development Authority RB (Specialty
  Minerals Project)
   5.10%, 01/07/01                                           4,600        4,600
South Carolina Jobs Economic
  Development Authority RB (Thomas &
  Betts Corp. Project)
   5.05%, 01/07/01                                           3,100        3,100
South Carolina State Housing Finance &
  Development Authority M/F Housing
  RB (Ashley Apartments Project)
  Series 1999
   5.10%, 01/07/01                                           4,300        4,300
South Carolina State Housing Finance &
  Development Authority M/F Rental
  Housing RB (Peidmont) Series 2000B-1
   5.10%, 01/07/01                                           5,755        5,755
South Carolina State Housing Finance
  & Development Authority M/F Rental
  Housing RB (Spartanburg)
  Series 2000C-1
   5.10%, 01/07/01                                           1,960        1,960
Spartanburg County, South Carolina
  IDA RB (Bemis, Inc.)
   4.95%, 01/07/01                                           4,750        4,750
                                                                     ----------
                                                                         35,765
                                                                     ----------
SOUTH DAKOTA-- 0.2%
South Dakota State Health &
  Educational Facilities Authority RB
   (Mckenna Hospital) Series 1994
   5.00%, 01/07/01                                          15,930       15,930
South Dakota State Health &
  Educational Facilities Authority RB
  (Sioux Valley Hospital) Series 1992A
   4.90%, 01/07/01                                           4,200        4,200
                                                                     ----------
                                                                         20,130
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
TENNESSEE-- 2.0%
Blount County, Tennessee IDB IDRB
  (Advance Crystal Technology, Inc.
  Project)
   5.10%, 01/07/01                                        $  3,000   $    3,000
Chattanooga, Tennessee IDRB (National
  Print Group, Inc. Project)
   5.15%, 01/07/01                                           2,300        2,300
Chattanooga, Tennessee Health
  Education & Housing Facility Board
  RB (Baylor School Project)
   5.00%, 01/07/01                                           2,135        2,135
Franklin County, Tennessee IDRB
  (Hi-Tech Project) Series 1997
   5.00%, 01/07/01                                           5,600        5,600
Huntingdon, Tennessee IDB IDRB
  (Associated Rubber Co. Project)
  Series 1999
   5.10%, 01/07/01                                           2,500        2,500
Jackson County, Tennessee IDRB
  Solid Waste Facilities (Ameristeel Corp.
  Project)
   5.15%, 01/07/01                                           3,800        3,800
McMinn County, Tennessee IDB Solid
  Waste Disposal RB (Bowater, Inc.
  Project)
   5.05%, 01/07/01                                          13,500       13,500
Metropolitan Nashville & Davidson
  County, Tennessee IDRB (Bind
  Technologies, Inc.)
   5.15%, 01/07/01                                           3,650        3,650
Metropolitan Nashville & Davidson
  County, Tennessee M/F Housing IDRB
  (Arbor Crest) Series 1985B
   4.95%, 01/07/01                                          10,550       10,550
Metropolitan Nashville & Davidson
  County, Tennessee M/F Housing IDRB
  (Arbor Knoll) Series 1985A
   4.95%, 01/07/01                                           1,000        1,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995C1
   4.90%, 01/07/01                                           5,300        5,300
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995C3
   4.90%, 01/07/01                                          10,000       10,000

                                                            Par        Value
                                                          --------   ----------
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995E3
   4.90%, 01/07/01                                        $  2,635   $    2,635
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996A
   4.90%, 01/07/01                                           7,000        7,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996D1
   4.90%, 01/07/01                                           2,755        2,755
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996E1
   4.90%, 01/07/01                                           5,800        5,800
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996E4
   4.90%, 01/07/01                                           3,000        3,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996F1
   4.90%, 01/07/01                                           9,000        9,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996F2
   4.90%, 01/07/01                                           8,135        8,135
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996G
   4.90%, 01/07/01                                           6,290        6,290
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1997I-A1
   4.90%, 01/07/01                                          10,000       10,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series II-C
   4.90%, 01/07/01                                             985          985
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series III -C1
   4.90%, 01/07/01                                          10,815       10,815
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series III-B1
   4.95%, 01/07/01                                          10,000       10,000


                                                            Par        Value
                                                          --------   ----------
Shelby County, Tennessee Health,
  Education, & Housing Facilities Board
  Educational Facilities RB (Rhodes
  College)
   4.80%, 01/07/01                                        $ 10,000   $   10,000
Shelby County, Tennessee Health,
  Education, & Housing Facilities Board
  M/F Housing RB Series 1997A
   4.95%, 01/07/01                                           5,000        5,000
Sumner County, Tennessee Health,
  Education, & Housing Facilities Board
  RB (Hospital Alliance Pooled Program)
  Series 1999A
   5.00%, 01/07/01                                          15,000       15,000
Tennessee Volunteer State Student Loan
  Funding Corp. RB Series A
   4.80%, 01/07/01                                          10,000       10,000
Tennessee Volunteer State Student Loan
  Funding Corp. RB Series 1997A-3
   4.80%, 01/07/01                                          13,300       13,300
                                                                     ----------
                                                                        193,050
                                                                     ----------
TEXAS -- 6.8%
Amarillo, Texas Health Facilities Corp.
  Hospital RB (High Plains Baptist
  Hospital) Series 1985
   5.20%, 01/07/01                                           3,000        3,000
Amarillo, Texas Health Facilities Corp.
  Revenue Refunding Bonds
   4.90%, 01/07/01                                           3,155        3,155
Bexar County, Texas Health Facilities
  Development Corp. RB (Chandler
  Memorial Home Project) Series 1995
   4.98%, 01/07/01                                           4,605        4,605
Brazos River Authority, Texas Pollution
  Control Revenue Refunding Bonds
  (Texas Utilities Electric) Series 1997A
   5.15%, 01/01/01                                          23,500       23,500
Brazos River, Texas Higher Education
  Authority RB Series 1993B1
   4.80%, 01/07/01                                          38,000       38,000
Brazos River, Texas River Authority
  Pollution Control Revenue Refunding
  Bonds (Utilities Electric Co. Project)
  Series 1996B
   5.30%, 01/01/01                                             800          800

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Brownsville County, Texas Industrial
  Development Corp. Revenue Refunding
  Bonds (Rich Seapak Corp. Project)
   5.10%, 01/07/01                                        $  3,750   $    3,750
Calhoun County, Texas Navigation
  IDA Port RB (British Petroleum)
   5.10%, 01/01/01                                          20,300       20,300
Collin County, Texas HFA M/F Housing
  RB (Huntington Apartments Project)
   4.99%, 01/07/01                                           6,150        6,150
Euless, Texas IDA RB (Ferguson
  Enterprises, Inc. Project)
   4.95%, 01/07/01                                           4,950        4,950
Grand Prairie, Texas IDA IDRB (NTA
  Leasing Co. Project) Series 1994
   4.95%, 01/07/01                                           1,840        1,840
Gulf Coast, Texas IDA RB (Gruma Corp.
  Project)
   4.90%, 01/07/01                                           6,440        6,440
Harris County, Texas Housing Finance
  Corp. M/F Housing RB (Dominion
  Square Apartments Project)
   4.78%, 01/07/01                                           3,300        3,300
Lavaca-Navidad River Authority, Texas
  Water Supply System Contract RB
  (Formosa Plastics Corp. Project) (a)
   4.95%, 01/07/01                                          13,600       13,600
Lubbock, Texas Educational Facilities
  Authority RB (Lubbock Christian
  University Project)
   4.90%, 01/07/01                                           6,600        6,600
Mansfield, Texas Industrial Development
  Corp. RB (Southern Champion Tray
  Project) Series 1999
   5.10%, 01/07/01                                           3,100        3,100
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds (Texas Student
  Loan Project)
   4.70%, 01/07/01                                           9,000        9,000
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1987A
   4.80%, 01/07/01                                          87,750       87,750


                                                            Par        Value
                                                          --------   ----------
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds
   4.75%, 01/07/01                                        $ 27,900   $   27,900
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1996A
   4.75%, 01/07/01                                           7,400        7,400
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1996B
   4.75%, 01/07/01                                           4,000        4,000
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1996C
   4.75%, 01/07/01                                           5,600        5,600
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1996D
   4.75%, 01/07/01                                           4,000        4,000
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 2000A
   4.70%, 01/07/01                                          43,000       43,000
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1991A
   4.80%, 01/07/01                                          23,000       23,000
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1992A
   4.80%, 01/07/01                                          15,500       15,500
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1992A1
   4.80%, 01/07/01                                           2,400        2,400
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1993A
   4.80%, 01/07/01                                          28,700       28,700
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1995A
   4.80%, 01/07/01                                          18,300       18,300
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1997X
   4.80%, 01/07/01                                          18,300       18,300

                                                            Par        Value
                                                          --------   ----------
Robertson County, Texas Industrial
  Development Corp. IDRB (Sanderson
  Farms Project) Series 1995
   5.05%, 01/07/01                                        $  3,700   $    3,700
San Antonio, Texas IDA IDRB (Gruma
  Corp. Project)
   4.90%, 01/07/01                                           4,095        4,095
South Texas Higher Education Authority
  Student Loan RB
   4.80%, 01/07/01                                         120,200      120,200
South Texas Higher Education Authority
  Student Loan RB Series 1997Z
   4.80%, 01/07/01                                          12,000       12,000
Tarrant County, Texas IDRB (Mortex
  Products, Inc. Project)
   5.15%, 01/07/01                                           4,000        4,000
Texas Capital Health Facilities
  Development Corp. RB (Island On
  Lake Travis Ltd. Project)
   4.80%, 01/07/01                                           8,500        8,500
Texas Municipal Gas Corp. Gas Reserve
  RB Weekly Senior Lien
   4.80%, 01/07/01                                          44,135       44,135
Texas State Refunding Bond (Veterans
  Housing Assistance Fund) Series 1995
   4.70%, 01/07/01                                           3,485        3,485
Texas State Department of Housing &
  Community Affairs M/F Housing RB
  (Creek Point Apartments Project)
   4.95%, 01/07/01                                           7,200        7,200
Trinity River Authority, Texas Solid
  Waste Disposal RB (Community
  Waste Project)
   5.10%, 01/07/01                                           7,700        7,700
Trinity River Authority, Texas Pollution
  Control RB (Lafarge Corp. Project)
   5.15%, 01/07/01                                           5,100        5,100
                                                                     ----------
                                                                        658,055
                                                                     ----------
UTAH -- 2.1%
Central Utah Water Conservancy
  District Revenue Refunding Bond
  Series 1998E
   4.85%, 01/07/01                                           8,510        8,510
Salt Lake City, Utah Special Facilities
  Revenue Refunding Bonds (Delta
  Airlines, Inc. Project)
   4.85%, 01/07/01                                          23,510       23,510


                                                            Par        Value
                                                          --------   ----------
Utah State Board of Regents Student
  Loan RB Series 1993A
   4.70%, 01/07/01                                        $ 26,850   $   26,850
Utah State Board of Regents Student
  Loan RB Series 1995L
   4.85%, 01/07/01                                          58,200       58,200
Utah State Board of Regents Student
  Loan RB Series 1996Q
   4.75%, 01/07/01                                          49,700       49,700
Utah State Board of Regents Student
  Loan RB Series 1997R
   4.85%, 01/07/01                                          26,355       26,355
Utah State GO Series 1999D
   4.85%, 01/07/01                                           6,000        6,000
Woods Cross City, Utah M/F RB (Spring
  Wood Apartments)
   4.98%, 01/07/01                                           3,605        3,605
                                                                     ----------
                                                                        202,730
                                                                     ----------
VERMONT -- 0.2%
Vermont Economic Development
  Authority IDRB (AGRI Mark, Inc.
  Project) Series 1999A
   5.15%, 01/07/01                                          17,000       17,000
Vermont Economic Development
  Authority IDRB (AGRI Mark, Inc.
  Project) Series 1999B
   5.15%, 01/07/01                                           1,000        1,000
                                                                     ----------
                                                                         18,000
                                                                     ----------
VIRGINIA -- 0.3%
Alexandria, Virginia IDA Resource
  Recovery RB (Alexandria Arlington
  Waste-to-Energy Facility Project)
  Series 1986A
   5.05%, 01/01/01                                           5,000        5,000
Chesterfield County, Virginia IDA Solid
  Waste Disposal Facilities RB (Tidewater
  Fibre Corp. Project)
   5.05%, 01/07/01                                           9,000        9,000
King George County, Virgina IDA Solid
  Waste Disposal Facility (Garnet of
  Virginia Project) Series 1996
   5.15%, 01/07/01                                           3,700        3,700
Loudoun County, Virginia IDRB
  (Electronic Instrumentation Project)
   5.05%, 01/07/01                                           2,460        2,460

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Portsmouth, Virginia Redevelopment &
  Housing Authority M/F Housing RB
  (Churchland North Apartments Project)
   5.10%, 01/07/01                                        $  4,500   $    4,500
Staunton, Virginia IDRB (Diebold, Inc.-
  Staunton Project) Series 1997
   4.95%, 01/07/01                                           2,835        2,835
Virginia Beach, Virginia Development
  Authority M/F Housing RB (Silver Hill
  at Thalia, LLC Project) Series 1999
   5.10%, 01/07/01                                           4,400        4,400
                                                                     ----------
                                                                         31,895
                                                                     ----------
WASHINGTON -- 2.5%
Algona, Washington Economic
  Development Corp. IDRB (Aitchison
  Family Partnership Project)
   4.90%, 01/07/01                                           2,560        2,560
Douglas County, Washington Water
  Economic Development RB
   5.15%, 01/07/01                                           6,500        6,500
Everett, Washington IDA RB (Partners
  Trust/Synsor Project) Series 1996
   5.10%, 01/07/01                                           4,300        4,300
King County, Washington Economic
  Enterprise Corp. RB (Sunrise Project)
  Series 1997
   5.10%, 01/07/01                                           3,700        3,700
King County, Washington HFA M/F
  Housing RB (Auburn County
  Apartments)
   5.15%, 01/07/01                                           8,365        8,365
Olympia, Washington Economic
  Development Authority (Solid Waste
  Lemay Enterprises Project)
   5.10%, 01/07/01                                           8,160        8,160
Pierce County, Washington Economic
  Development Corp. RB (Flex-A-Lite
  Consolidated Project)
   5.10%, 01/07/01                                           3,000        3,000
Pierce County, Washington Economic
  Development Corp. RB (K & M
  Holdings II Project) Series 1997
   5.05%, 01/07/01                                           1,605        1,605
Pierce County, Washington Economic
  Development Corp. RB (McFarland
  Cascade Project)
   5.15%, 01/07/01                                           2,000        2,000


                                                            Par        Value
                                                          --------   ----------
Pierce County, Washington Economic
  Development Corp. RB (Solid Waste
  Lemay Enterprises Project)
   5.10%, 01/07/01                                        $  3,500   $    3,500
Pilchuck, Washington Water Development
  Corp. IDRB (Romac Industrial, Inc.
  Project)
   5.45%, 01/07/01                                           6,250        6,250
Port Benton, Washington Economic
  Development Corp. Solid Waste RB
  (ATG, Inc. Project)
   5.10%, 01/07/01                                          23,500       23,500
Port Centralia, Washington IDB (Solid
  Waste Lemay Enterprises Project)
   5.10%, 01/07/01                                           2,200        2,200
Port Moses Lake, Washington Public
  Corp. RB (Moses Lake Industrial
  Project) Series 1995
   5.10%, 01/07/01                                           3,000        3,000
Port Moses Lake, Washington Public
  Corp. RB (National Frozen Foods Corp.)
   5.00%, 01/07/01                                           6,100        6,100
Port Townsend, Washington IDRB
  (Port Townsend Paper Corp.)
   4.95%, 01/07/01                                           1,500        1,500
Port Townsend, Washington IDRB (Port
  Townsend Paper Corp.) Series 1988B
   4.95%, 01/07/01                                           1,000        1,000
Seattle, Washington HDA RB (Capitol
  Hill Housing Improvement & HRG
  Project)
   5.10%, 01/07/01                                           4,570        4,570
Seattle, Washington HDA RB (Casa
  Pacifica Apartments Project)
  Series 1997
   5.10%, 01/07/01                                           3,150        3,150
Spokane County, Washington Industrial
  Development Corp. (Metal Sales
  Manufacturing Corp. Project)
   5.18%, 01/07/01                                           1,890        1,890
Tacoma, Washington Housing Authority
  RB (Crown Assisted Living Project)
   5.05%, 01/07/01                                           3,400        3,400
Washington County, Nebraska IDRB
  (Cargill Dow Polymers, LLC)
   5.10%, 01/01/01                                          20,000       20,000

                                                            Par        Value
                                                          --------   ----------
Washington Health Care Facilities
  Authority RB (Yakima Valley Farm
  Workers Clinic) Series 1997
   5.00%, 01/07/01                                        $  3,600   $    3,600
Washington State Economic
  Development Finance Authority
  (Skills, Inc Project) (a)
   5.05%, 01/07/01                                           3,300        3,300
Washington State Economic
  Development Finance Authority ACES
  (Tank Project) Series 1998B
   5.10%, 01/07/01                                           1,400        1,400
Washington State Economic
  Development Finance Authority
  Economic Development RB (Seadrunar
  Project) Series 2000E
   4.85%, 01/07/01                                           4,660        4,660
Washington State Economic
  Development Finance Authority IDRB
  (Tonkin Building) Series 1997A
   5.10%, 01/07/01                                           1,000        1,000
Washington State Economic
  Development Finance Authority RB
  (Hamilton Materials Project)
   5.15%, 01/07/01                                           4,600        4,600
Washington State Economic
  Development Finance Authority RB
  (Hunter Douglas Project) Series 1997A
   5.10%, 01/07/01                                           3,500        3,500
Washington State Economic
  Development Finance Authority Solid
  Waste Disposal RB (Waste Management
  Project) Series 2000H
   5.10%, 01/07/01                                           6,825        6,825
Washington State Economic
  Development Finance Authority Solid
  Waste Disposal RB (Waste Management
  Project) Series 2000I
   5.10%, 01/07/01                                           3,415        3,415
Washington State Economic
  Development Finance Authority Solid
  Waste Disposal RB (Waste Manangement
  Project) Series 2000L
   4.10%, 01/07/01                                           7,235        7,235
Washington State Housing Finance
  Commision M/F RB (Carlyle Care
  Center Project Series) 2000A
   5.30%, 01/01/01                                           3,055        3,055


                                                            Par        Value
                                                          --------   ----------
Washington State HFA M/F Housing
  Mortgage RB (Brittany Park Phase 3
  Project)
   5.10%, 01/07/01                                        $  3,480   $    3,480
Washington State HFA M/F Housing
  Mortgage RB (Canyon Lake II)
  Series 1993A
   5.00%, 01/07/01                                           4,565        4,565
Washington State HFA M/F Housing
  Mortgage RB (Lake Washington
  Apartments Project) Series 1996
   5.10%, 01/07/01                                           8,650        8,650
Washington State HFA M/F Housing
  Mortgage RB (Meridian Court
  Apartments) Series 1996
   5.10%, 01/07/01                                           6,800        6,800
Washington State HFA M/F Housing
  Mortgage RB (Merrill Gardens Project)
  Series 1997A
   5.05%, 01/07/01                                           2,600        2,600
Washington State HFA M/F Housing
  Mortgage RB (Rosecreek Apartments
  Project)
   5.05%, 01/07/01                                           3,570        3,570
Washington State HFA M/F Housing
  Mortgage RB (Woodrose Apartment
  Project) Series 1999A
   5.00%, 01/07/01                                           6,750        6,750
Washington State Housing Finance
  Commission M/F Housing RB
  (Lakewood Meadows Apartments
  Project) Series 2000A
   5.10%, 01/07/01                                           3,140        3,140
Washington State Housing Finance
  Commission M/F Housing RB (Mill
  Pointe Apartments Project)
  Series 1999A
   5.15%, 01/01/01                                           2,500        2,500
Washington State Housing Finance
  Commission Non-Profit Housing RB
  (Emerald Heights Project) Series 1990
   5.00%, 01/01/01                                           4,200        4,200
Washington State Housing Finance
  Commission Nonprofit Housing
  Revenue Refunding Bond (Panorama
  City Project)
   5.20%, 01/01/01                                           8,860        8,860

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Yakama Indian Nation, Washington
  Confederated Tribes & Bands (Yakama
  Forests Products Project)
   5.10%, 01/07/01                                        $  7,800   $    7,800
Yakima County, Washington Public Corp.
  IDRB (Cowiche Growers Project)
   5.15%, 01/07/01                                           3,600        3,600
Yakima County, Washington Public Corp.
  RB (Hi-Country Foods Project)
   5.10%, 01/07/01                                           7,000        7,000
Yakima County, Washington Public Corp.
  RB (Michaelson Packaging Project)
   5.10%, 01/07/01                                           3,000        3,000
Yakima County, Washington Public Corp.
  RB (Printing Press Project)
   5.10%, 01/07/01                                           2,000        2,000
                                                                     ----------
                                                                        241,355
                                                                     ----------
WEST VIRGINIA -- 0.5%
Fayette County, West Virgina Solid Waste
  Disposal Facilities RB (Georgia-Pacific
  Corp. Project) Series 1995
   5.10%, 01/07/01                                          10,600       10,600
Marion County, West Virginia Solid
  Waste Disposal Facilities RB (Grant
  Town Project) Series 1990B
   4.75%, 01/07/01                                          13,325       13,325
Marion County, West Virginia Solid
  Waste Disposal Facilities RB (Grant
  Town Project) Series 1990C
   4.75%, 01/07/01                                          20,600       20,600
Marion County, West Virginia Solid
  Waste Disposal Facilities RB (Grant
  Town Project) Series 1990D
   4.75%, 01/07/01                                           4,000        4,000
West Virginia State Hospital Finance
  Authority RB (St. Joseph's Hospital
  Project) Series 1987
   4.98%, 01/07/01                                           1,700        1,700
                                                                     ----------
                                                                         50,225
                                                                     ----------
WISCONSIN -- 0.5%
Carlton, Wisconsin Pollution Control RB
  (Wisconsin Power & Light Co. Project)
   5.15%, 01/07/01                                           5,800        5,800
Chilton, Wisconsin IDRB (Kaytee
  Products, Inc. Project) Series 1995
   5.20%, 01/07/01                                             910          910


                                                            Par        Value
                                                          --------   ----------
Colburn, Wisconsin IDRB (Heartland
  Farms Project) Series 1994
   5.10%, 01/07/01                                        $  6,900   $    6,900
Grafton, Wisconsin IDRB (Milwaukee
  Sign Co. Project)
   5.10%, 01/07/01                                             735          735
Kenosha, Wisconsin IDRB (Asyst Tech,
  LLC Project)
   4.98%, 01/07/01                                           5,000        5,000
Lac Du Flambeau, Band of Lake
  Superior, Wisconsin Chippewa Indians
  Special Obligation Bonds (Simpson
  Electric Co. Project) Series 1985
   4.90%, 01/07/01                                           3,800        3,800
Rapids City, Wisconsin IDRB (Theile
  Kaolin of Wisconsin, Inc. Project)
  Series 1998
   5.10%, 01/07/01                                           2,250        2,250
Rhinelander, Wisconsin IDRB (Lake
  Shore, Inc. Project)
   5.10%, 01/07/01                                           3,820        3,820
Wisconsin Housing & Economic
  Development Authority RB (Ultratec,
  Inc. Project) Series 7
   5.10%, 01/07/01                                           3,140        3,140
Wisconsin State Health & Education
  Facilities Authority RB (Sinai
  Samaritan) Series 1994A
   4.95%, 01/07/01                                          15,817       15,817
                                                                     ----------
                                                                         48,172
                                                                     ----------
WYOMING -- 0.9%
Jackson County, Wyoming Pollution
  Control RB (Chevron Project)
   4.90%, 01/07/01                                           9,400        9,400
Lincoln County, Wyoming Pollution
  Control RB (Exxon Corp. Project)
  Series 1987A
   5.05%, 01/01/01                                           8,400        8,400
Lincoln County, Wyoming Pollution
  Control RB (Exxon Corp. Project)
  Series 1987B
   5.05%, 01/01/01                                          18,700       18,700
Lincoln County, Wyoming Pollution
  Control RB (Exxon Corp. Project)
  Series 1987C
   5.05%, 01/01/01                                          19,500       19,500

                                                            Par        Value
                                                          --------   ----------
Unita County, Wyoming Pollution
  Control RB (Amoco Project)
   4.85%, 01/01/01                                        $  2,200   $    2,200
Unita County, Wyoming Pollution
  Control RB (Chevron Corp. Project)
  Series 1993
   4.90%, 01/01/01                                          25,090       25,090
Unita County, Wyoming Pollution
  Control RB (Chevron USA, Inc. Project)
   4.90%, 01/01/01                                           2,900        2,900
Unita County, Wyoming Pollution
  Control RB (Chevron USA, Inc. Project)
  Series. 1992 E17
   4.90%, 01/01/01                                           5,000        5,000
                                                                     ----------
                                                                         91,190
                                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $5,600,768)                                                   5,600,768
                                                                     ----------
VARIABLE RATE TENDER OPTION BONDS -- 10.8% (a)(b)(f)
ALASKA -- 0.2%
Alaska State Housing Finance Corp. TOB
  Series 1999D
   4.70%, 01/07/01                                          21,805       21,805
                                                                     ----------
COLORADO-- 0.1%
Colorado HFA S/F Mortgage TOB
  Series 1999M
   4.99%, 01/07/01                                           8,920        8,920
                                                                     ----------
DELAWARE -- 0.0%
Delaware State GO Refunding Bond
  TOB Series 258
   4.94%, 01/07/01                                           3,995        3,995
                                                                     ----------
FLORIDA -- 0.1%
Florida State Board of Finance
  Department General Services RB TOB
  Series 317
   4.94%, 01/07/01                                           7,155        7,155
Jacksonville, Florida Electric Authority
  RB TOB Series 2000FF
   4.70%, 01/07/01                                           8,295        8,295
                                                                     ----------
                                                                         15,450
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
GEORGIA-- 0.8%
Atlanta, Georgia Airport RB TOB
  Series 376
   4.94%, 01/07/01                                        $ 10,075   $   10,075
Atlanta, Georgia Airport RB TOBP
  (PA-677)
   4.94%, 01/07/01                                          13,730       13,730
Atlanta, Georgia Water & Wastewater
  RB TOB Series 329
   4.97%, 01/07/01                                           1,000        1,000
Atlanta, Georgia Water & Wastewater
  RB TOB Series 398
   4.94%, 01/07/01                                           6,295        6,295
Georgia State GO TOB Series 18
   4.94%, 01/07/01                                          13,855       13,855
Georgia State GO TOB Series 1998-1003
   4.94%, 01/07/01                                          20,245       20,245
Georgia State GO TOB Series 2000-1001
   4.94%, 01/07/01                                          13,000       13,000
                                                                     ----------
                                                                         78,200
                                                                     ----------
HAWAII -- 0.1%
Hawaii State Department of Budget &
  Finance Special Purpose RB TOBP
  (PA-795R)
   4.99%, 01/07/01                                           8,195        8,195
Hawaii State GO TOB Series 1996C
   4.94%, 01/07/01                                           6,000        6,000
                                                                     ----------
                                                                         14,195
                                                                     ----------
ILLINOIS -- 1.4%
Chicago, Illinois Midway Airport RB TOB
   4.94%, 01/07/01                                          24,480       24,480
Chicago, Illinois S/F Mortgage RB
  Series 1999N TOB
   4.99%, 01/07/01                                           9,995        9,995
Chicago, Illinois Waterworks Senior
  Lien RB TOB
   4.94%, 01/07/01                                          12,975       12,975
Illinois Educational Facilities TOB
   4.70%, 01/07/01                                           2,000        2,000
Illinois Metropolitan Pier and Exposition
  Authority TOB (Mccormick Place
  Exposition Project)
   4.94%, 01/07/01                                          29,145       29,145

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Illinois Regional Transportation
  Authority GO TOB
   4.94%, 01/07/01                                        $ 23,730   $   23,730
Illinois State GO TOB
   4.94%, 01/07/01                                          14,000       14,000
Illinois State GO TOB Series 257
   4.94%, 01/07/01                                           4,000        4,000
Illinois Various Counties GO TOB
   4.94%, 01/07/01                                          12,055       12,055
University of Illinois Revenue TOB
  Merlot Series 2000S
   4.70%, 01/07/01                                           3,500        3,500
                                                                     ----------
                                                                        135,880
                                                                     ----------
INDIANA -- 0.2%
Indiana State Housing TOB Series 1999A
   4.99%, 01/07/01                                           9,995        9,995
Indiana Transportation Finance
  Authority Highway RB TOB
   4.94%, 01/07/01                                           9,800        9,800
                                                                     ----------
                                                                         19,795
                                                                     ----------
KANSAS -- 0.4%
Kansas Department of Transportation
  Highway RB TOB Series 1999
   4.94%, 01/07/01                                          37,500       37,500
                                                                     ----------
KENTUCKY -- 0.2%
Kentucky Housing Corporate Housing
  Revenue TOB Merlot Series 2000U
   4.75%, 01/07/01                                           9,685        9,685
Louisville & Jefferson Counties, Kentucky
  Metro Sewer District TOB Series A
   4.94%, 01/07/01                                           6,115        6,115
                                                                     ----------
                                                                         15,800
                                                                     ----------
MAINE -- 0.0%
Maine Turnpike Authority RB TOB
   4.94%, 01/07/01                                           3,000        3,000
                                                                     ----------
MARYLAND -- 0.1%
Maryland State Community Housing
  Development Administration
  Department S/F Mortgage Revenue
  TOBP (PA-634)
   4.99%, 01/07/01                                           8,660        8,660
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
MASSACHUSETTS -- 0.2%
Massachusetts State Water Pollution
  Abatement Trust Water Pollution TOB
  Series 1999N
   4.65%, 01/07/01                                        $ 16,500   $   16,500
                                                                     ----------
MICHIGAN-- 0.1%
Detroit, Michigan Water Supply TOB
   4.94%, 01/07/01                                          10,680       10,680
                                                                     ----------
MINNESOTA -- 0.1%
Rochester, Minnesota Health Care
  Facilities RB TOB Series 177
   4.94%, 01/07/01                                           7,130        7,130
                                                                     ----------
MISSISSIPPI-- 0.1%
Mississippi S/F HFA TOB Series 1997G
   4.99%, 01/07/01                                          12,330       12,330
                                                                     ----------
NEBRASKA -- 0.0%
Nebraska Investment Finance Authority
  S/F Housing Revenue Merlot TOB
  Series 2000O
   4.75%, 01/07/01                                           3,890        3,890
                                                                     ----------
NEVADA -- 0.3%
Clark County, Nevada School District
  GO TOB Series 378
   4.94%, 01/07/01                                           4,415        4,415
Clark County, Nevada School District
  TOB Series 2000-5
   4.94%, 01/07/01                                          19,935       19,935
                                                                     ----------
                                                                         24,350
                                                                     ----------
NEW HAMPSHIRE -- 0.1%
New Hampshire State HFA S/F Revenue
  TOB Series 1998G
   4.99%, 01/07/01                                          10,530       10,530
                                                                     ----------
NEW JERSEY-- 0.3%
New Jersey Health Care TOBP (PA-504)
  Series 1998B
   4.74%, 01/07/01                                           6,520        6,520
New Jersey State Housing and Mortgage
  Financing Agency TOBP (PT-287)
   5.25%, 01/07/01                                           4,755        4,755
New Jersey State Transportation Trust
  Fund Authority TOB Series 2000C
   4.74%, 01/07/01                                           1,095        1,095

                                                            Par        Value
                                                          --------   ----------
New Jersey State Turnpike Authority
  Turnpike RB TOBP (PA-719)
   4.77%, 01/07/01                                        $  7,795   $    7,795
Port Authority of New York & New Jersey
  TOB Series 2000Z
   4.65%, 01/07/01                                           5,095        5,095
                                                                     ----------
                                                                         25,260
                                                                     ----------
NEW YORK -- 1.2%
Long Island Power Authority, New York
  Electric System RB TOB Series 1998A
   4.94%, 01/07/01                                          10,970       10,970
Long Island Power Authority, New York
  Electric System RB TOB Series 338
   4.84%, 01/07/01                                          22,695       22,695
Long Island Power Authority, New York
  Electric System RB TOBP (PA-565)
   4.90%, 01/07/01                                          15,000       15,000
New York City, New York GO TOB
  (CoreStates Merlot Program)
  Series 1997C
   4.65%, 01/07/01                                          17,825       17,825
New York City, New York Municipal
  Water Finance Authority Water &
  Sewer Systems RB TOB Series 158
   4.84%, 01/07/01                                           9,995        9,995
New York City, New York Transitional
  Finance Authority Future Tax Secured
  TOB Series 1999B
   4.65%, 01/07/01                                          14,860       14,860
New York State Dormitory Authority
  RB TOB (Montefiore Medical Center
  Project) Series 156
   4.87%, 01/07/01                                           1,530        1,530
New York State Mortgage Agency
  Revenue TOB Series 1999F
   4.84%, 01/07/01                                          10,700       10,700
Port Authority of New York & New Jersey
  Special Obligation RB TOP
   4.84%, 01/07/01                                          16,530       16,530
                                                                     ----------
                                                                        120,105
                                                                     ----------
NORTH CAROLINA -- 0.0%
North Carolina State Public School
  Building TOBP Series 249
   4.94%, 01/07/01                                           2,500        2,500
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
OHIO -- 0.1%
Ohio Housing Finance Agency Mortgage
  RB TOB Series 2000AA
   4.75%, 01/07/01                                        $  5,995   $    5,995
Ohio Housing Finance Agency Resident
  Mortgage TOBP (PA-758)
   4.99%, 01/07/01                                           3,950        3,950
                                                                     ----------
                                                                          9,945
                                                                     ----------
PENNSYLVANIA -- 0.5%
Pennsylvania HFA S/F Mortgage
  RB TOBP (PT-278) Series 1999-66A
   4.92%, 01/07/01                                          12,065       12,065
Pennsylvania HFA TOB Series 1999U
   4.97%, 01/07/01                                          19,505       19,505
Pennsylvania State of Commonwealth
  TOB Series 1997C
   4.94%, 01/07/01                                          12,870       12,870
                                                                     ----------
                                                                         44,440
                                                                     ----------
PUERTO RICO-- 0.0%
Puerto Rico Commonwealth Highway &
  Transportation Authority Revenue
  TOBP (PA-605)
   4.34%, 01/07/01                                           2,410        2,410
                                                                     ----------
SOUTH CAROLINA -- 0.3%
South Carolina Public Service Authority
  Tax Exempt Trust Receipts TOB
   4.94%, 01/07/01                                           4,000        4,000
South Carolina Transportation
  Infrastructure RB TOB Series 1999A
   4.94%, 01/07/01                                          22,610       22,610
                                                                     ----------
                                                                         26,610
                                                                     ----------
TENNESSEE-- 0.1%
Chattanooga, Tennessee IDB TOB
   4.94%, 01/07/01                                           6,000        6,000
                                                                     ----------
TEXAS -- 1.5%
Austin, Texas Independent School
  District TOB
   4.94%, 01/07/01                                           5,700        5,700
Austin, Texas Public Improvement TOB
   4.94%, 01/07/01                                           6,000        6,000
Dallas Fort Worth, Texas International
  Airport RB TOBP (PA-678)
   4.99%, 01/07/01                                           7,045        7,045

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000


                                                            Par        Value
                                                          --------   ----------
Denton, Texas Utility Systems RB TOB
  Series 369
   4.94%, 01/07/01                                        $  5,230   $    5,230
Eagle, Texas Texas A&M Board of
  Regents Permanent University Fund
  TOB
   4.94%, 01/07/01                                          28,445       28,445
El Paso, Texas Water & Sewer Revenue
  TOB Series 1999
   4.99%, 01/07/01                                          14,060       14,060
Harris County, Texas Health Facility
  Development Corp. TOB
   4.94%, 01/07/01                                          14,850       14,850
Houston, Texas Airport System
  Sublien RB TOB
   4.94%, 01/07/01                                          10,000       10,000
Houston, Texas Higher Education
  Finance Corp. RB TOB
  Series 445
   4.94%, 01/07/01                                           5,940        5,940
Houston, Texas Public Improvement
  Revenue Refunding Bonds TOB
  Series 1998A
   4.94%, 01/07/01                                          21,655       21,655
Lower Colorado River Authority,
  Texas TOB
   4.94%, 01/07/01                                           6,000        6,000
Texas Department of Housing &
  Community Affairs Residential
  Meeting RB TOB Series 1999C
   4.99%, 01/07/01                                          14,995       14,995
Texas State Public Finance Authority
  GO Refunding TOBP Series 290
   4.94%, 01/07/01                                           4,200        4,200
                                                                     ----------
                                                                        144,120
                                                                     ----------
UTAH -- 0.7%
Intermountain Power Agency, Utah
  Power Supply TOB Series 1997B
   4.94%, 01/07/01                                          10,995       10,995
Intermountain Power Agency, Utah
  Power Supply TOB Series 409
   4.94%, 01/07/01                                          13,795       13,795
Utah State Building Ownership Authority
  Lease Revenue Refunding Bonds TOB
  Series 1998C
   4.94%, 01/07/01                                           9,695        9,695


                                                            Par        Value
                                                          --------   ----------
Utah State Facilities System Revenue
  Refunding Bonds TOB Series 1998A
   4.94%, 01/07/01                                        $ 30,060   $   30,060
                                                                     ----------
                                                                         64,545
                                                                     ----------
VIRGINIA -- 0.2%
Fairfax County, Virginia Economic
  Development Authority Resource
  Recovery RB TOB Series 2000-A35
   4.75%, 01/07/01                                           5,000        5,000
Norfolk, Virginia Package System
  Revenue Refunding Bond TOB
   4.94%, 01/07/01                                           9,450        9,450
Virginia State Housing Development
  Authority Commonwealth Mortgage
  Bonds TOB Series 2000CC
   4.75%, 01/07/01                                           8,200        8,200
                                                                     ----------
                                                                         22,650
                                                                     ----------
WASHINGTON-- 1.0%
King County, Washington TOB Series 215
   4.94%, 01/07/01                                          14,995       14,995
Port of Seattle, Washington Limited
  Tax GO TOB Series 235
   5.04%, 01/07/01                                           6,425        6,425
Port of Seattle, Washington Special
  Facilities RB TOB Series 1999J
   4.75%, 01/07/01                                          49,795       49,795
Port of Seattle, Washington TOBP
  (PA-759R)
   4.99%, 01/07/01                                           5,100        5,100
Washington State GO TOB
   4.94%, 01/07/01                                          13,380       13,380
Washington State GO TOB Series 2000S-4
   4.94%, 01/07/01                                           8,000        8,000
                                                                     ----------
                                                                         97,695
                                                                     ----------
WISCONSIN -- 0.4%
Southeast Wisconsin Professional
  Baseball Park District Sales Tax
  RB TOB Series 2000Y
   4.70%, 01/07/01                                           5,000        5,000
Wisconsin Housing & Economic
  Development Authority Home
  Ownership RB TOB Series 1999R
   4.96%, 01/07/01                                          19,350       19,350

                                                            Par        Value
                                                          --------   ----------
Wisconsin Housing & Economic
  Development Authority Home
  Ownership RB TOB Series 1999S
   5.01%, 01/07/01                                        $ 13,240   $   13,240
                                                                     ----------
                                                                         37,590
                                                                     ----------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $1,052,480)                                                   1,052,480
                                                                     ----------
TAX-EXEMPT COMMERCIAL PAPER -- 6.9% (c)
COLORADO -- 0.1%
Lower Colorado River Authority,
  Colorado TECP
   4.20%, 04/12/01                                          10,500       10,500
                                                                     ----------
DISTRICT OF COLUMBIA -- 0.4%
Metropolitan Washigton, D.C. Airport
  Authority TECP
   4.25%, 03/06/01                                          20,000       20,000
   4.40%, 04/10/01                                          12,000       12,000
   4.35%, 04/12/01                                           8,000        8,000
                                                                     ----------
                                                                         40,000
                                                                     ----------
FLORIDA -- 1.0% (f)
Florida Local Government Finance
  Commission Pooled TECP Series A
   4.40%, 03/15/01                                          10,000       10,000
Hillsborough County, Florida Capital
  Improvement TECP Series A
   4.30%, 02/01/01                                           7,168        7,168
   4.25%, 02/14/01                                          16,820       16,820
Orange County, Florida TECP
   4.30%, 02/01/01                                          11,077       11,077
   4.30%, 04/11/01                                          11,073       11,073
Pinellas County, Florida Education
  Facilities TECP
   4.45%, 01/03/01                                           9,700        9,700
Sunshine State Governmental Finance
  Commission TECP
   4.25%, 01/03/01                                           5,207        5,207
   4.25%, 01/04/01                                          27,736       27,736
                                                                     ----------
                                                                         98,781
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
ILLINOIS -- 0.1% (f)
Chicago, Illinois O'Hare International
  Airport TECP
   4.30%, 02/05/01                                        $  6,055   $    6,055
                                                                     ----------
INDIANA -- 0.0% (f)
Purdue University, Indiana Dormatory
  System TECP
   4.20%, 01/16/01                                           5,000        5,000
                                                                     ----------
KENTUCKY -- 0.2% (f)
Kentucky Higher Educational Student
  Loan TECP
   4.35%, 01/18/01                                          15,000       15,000
                                                                     ----------
LOUISIANA -- 1.0%
Louisiana Adjustable Tender GO TECP (f)
   4.30%, 02/05/01                                           8,800        8,800
   4.25%, 03/06/01                                           9,980        9,980
Louisiana State Pollution Control
  Revenue Refunding Bonds TECP
  (St. James Parish/Texaco Project)
  Series 1988A
   4.25%, 02/08/01                                          36,500       36,500
Louisiana State Pollution Control
  Revenue Refunding Bonds TECP
  (St. James Parish/Texaco Project)
  Series 1988B
   4.25%, 02/08/01                                          44,030       44,030
                                                                     ----------
                                                                         99,310
                                                                     ----------
MICHIGAN -- 1.4% (f)
Michigan State Building Authority
  TECP Series 2
   4.25%, 01/25/01                                           9,980        9,980
   4.35%, 01/25/01                                          85,000       85,000
   4.40%, 03/01/01                                          40,000       40,000
                                                                     ----------
                                                                        134,980
                                                                     ----------
MINNESOTA-- 1.2%
Minneapolis St. Paul, Minnesota
  Metropolitan Airports TECP
   4.30%, 01/08/01                                          10,000       10,000
   4.35%, 01/09/01                                           7,500        7,500
   4.25%, 02/14/01                                          10,000       10,000
   4.30%, 02/15/01                                          10,000       10,000
   4.35%, 04/10/01                                           3,500        3,500

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000


                                                            Par        Value
                                                          --------   ----------
Rochester, Minnesota Health Care
  Facilities RB TECP (Mayo Foundation
  Mayo Clinic Project) Series 1992
   4.30%, 02/05/01                                        $ 21,500   $   21,500
Rochester, Minnesota Health Care
  Facilities RB TECP (Mayo Foundation
  Mayo Clinic Project) Series 2000A (f)
   4.30%, 02/05/01                                          47,700       47,700
Rochester, Minnesota Health Care
  Facilities RB TECP (Mayo Foundation
  Mayo Clinic Project) Series 2000B (f)
   4.30%, 01/03/01                                           9,000        9,000
                                                                     ----------
                                                                        119,200
                                                                     ----------
NEVADA -- 0.4% (f)
Las Vegas Valley, Nevada Water District
  GO TECP Series A
   4.30%, 02/05/01                                          40,000       40,000
                                                                     ----------
OKLAHOMA -- 0.2%
Oklahoma City, Oklahoma Industrial
  Cultural Facilities Trust Health Care
  TECP Series 1998B
   4.25%, 03/07/01                                          17,000       17,000
                                                                     ----------
PENNSYLVANIA -- 0.8% (f)
Clarion County, Pennsylvania IDA
  Energy Development RB TECP
  (Piney Creek Project)
   4.45%, 01/11/01                                           8,300        8,300
Montgomery County, Pennsylvania
  GO TECP
   4.40%, 01/08/01                                          56,660       56,660
Philadelphia, Pennsylvania Gas TECP
   4.25%, 03/07/01                                          12,000       12,000
                                                                     ----------
                                                                         76,960
                                                                     ----------
SOUTH CAROLINA -- 0.1%
South Carolina Public Service Authority
  TECP
   4.30%, 04/05/01                                           5,000        5,000
                                                                     ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $667,786)                                                       667,786
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
TAX & REVENUE ANTICIPATION NOTES -- 6.0% (c)
KENTUCKY -- 0.5%
Kentucky Asset Liability Common
  General Fund Revenue TRAN
  Series 2000A
   4.32%, 06/27/01                                        $ 25,000   $   25,107
   4.54%, 06/27/01                                          25,000       25,082
                                                                     ----------
                                                                         50,189
                                                                     ----------
MISSOURI -- 0.2%
St Louis, Missouri General Fund TRAN
   4.58%, 06/28/01                                          21,000       21,066
                                                                     ----------
NEW MEXICO -- 1.0%
New Mexico State TRAN Series 2000A
   4.15%, 06/29/01                                         100,000      100,409
                                                                     ----------
PENNSYLVANIA -- 0.2%
Philadelphia, Pennsylvania TRAN
  Series 2000A
   4.36%, 06/29/01                                          14,000       14,042
                                                                     ----------
TEXAS -- 4.0%
Texas State TRAN
   4.18%, 08/31/01                                             500          503
   4.20%, 08/31/01                                          13,790       13,878
   4.23%, 08/31/01                                           1,630        1,640
   4.25%, 08/31/01                                          21,000       21,133
   4.27%, 08/31/01                                         200,000      201,245
   4.28%, 08/31/01                                         140,000      140,863
   4.31%, 08/31/01                                           1,000        1,006
   4.32%, 08/31/01                                           6,400        6,437
   4.34%, 08/31/01                                           2,000        2,011
                                                                     ----------
                                                                        388,716
                                                                     ----------
WASHINGTON -- 0.1%
Spokane, Washington General Fund
  GO TRAN
   4.25%, 04/02/01                                           5,500        5,506
                                                                     ----------
TOTAL TAX & REVENUE
  ANTICIPATION NOTES
  (Cost $579,928)                                                       579,928
                                                                     ----------

                                                            Par        Value
                                                          --------   ----------
MANDATORY PUT BONDS -- 5.1% (c)
CALIFORNIA -- 1.7% (f)
California Higher Education Loan
  Authority Student Loan RB Series 1987C
   4.72%, 06/01/01                                        $ 70,000   $   70,000
California Higher Education Loan
  Authority Student Loan RB
  Series 1992A-2-6
   4.30%, 01/07/01                                           9,675        9,675
California Higher Education Loan
  Authority Student Loan RB
  Series 1992A-3
   4.30%, 01/07/01                                          44,900       44,900
California Higher Education Loan
  Authority Student Loan RB
  Series 1992A-4
   4.35%, 01/07/01                                           8,725        8,725
California Higher Education Loan
  Authority Student Loan RB
  Series 1992D-1
   4.35%, 01/07/01                                          13,600       13,600
California Higher Education Loan
  Authority Student Loan RB
  Series 1992D-2
   4.35%, 01/07/01                                          11,500       11,500
California Higher Education Loan
  Authority Student Loan RB
  Series 1992D-4
   4.35%, 01/07/01                                           5,150        5,150
                                                                     ----------
                                                                        163,550
                                                                     ----------
IDAHO -- 0.1%
Custer County, Idaho Pollution Control
  RB (Amoco Project) Series 1983
   4.35%, 04/01/01                                           7,000        7,000
                                                                     ----------
ILLINOIS -- 0.3% (f)
Chicago, Illinois Tender Notes
  Series 2000A
   4.23%, 10/25/01                                          28,500       28,500
Orland Park, Illinois IDRB (Orland
  Properties Project)
   4.45%, 01/07/01                                             980          980
                                                                     ----------
                                                                         29,480
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
NEW JERSEY -- 0.1% (f)
New Jersey State Higher Education
  Assistance Authority Student Loan RB
  Series 1999B
   4.75%, 06/01/01                                        $ 12,000   $   12,000
                                                                     ----------
NEW YORK -- 0.4% (f)
New York City, New York Transit Cultural
  Resource RB (American Museum of
  Natural History Project) Series 1999B
   4.50%, 07/01/01                                          12,000       12,000
New York State GO Series 2000A
   4.34%, 02/08/01                                          22,000       22,000
                                                                     ----------
                                                                         34,000
                                                                     ----------
RHODE ISLAND -- 0.2% (f)
Rhode Island State Student Loan
  Authority RB
   4.80%, 06/01/01                                          19,000       19,000
                                                                     ----------
TEXAS -- 2.3% (f)
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1992A
   4.97%, 01/04/01                                          32,500       32,500
Greater East Texas Higher Education
  Authority Student Loan RB Series 1992B
   4.50%, 07/03/01                                          14,000       14,000
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1993A
   4.50%, 05/01/01                                          48,150       48,150
Greater East Texas Higher Education
  Authority Student Loan RB Series 1995
   4.50%, 05/01/01                                          40,000       40,000
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1995A
   4.50%, 05/01/01                                          11,700       11,700
Greater East Texas Student Loan Corp.
  Student Loan RB Series 1996A
   4.28%, 03/01/01                                          56,000       56,000
San Jacinto, Texas College District GO
   3.96%, 01/18/01                                          20,000       20,002
                                                                     ----------
                                                                        222,352
                                                                     ----------
TOTAL MANDATORY PUT BONDS
  (Cost $487,382)                                                       487,382
                                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000


                                                            Par        Value
                                                          --------   ----------
REVENUE BONDS -- 3.7% (c)
ARIZONA -- 0.3%
Arizona State Agriculture Improvement
  Power District Electric Systems
  Revenue Refunding Bonds (Salt River
  Project) Series 1997A
   4.30%, 01/01/01                                        $  5,000   $    5,000
Phoenix, Arizona Civic Improvement
  Corp. Municipal Facilities
  Excise Tax RB (f)
   4.35%, 07/01/01                                           3,000        3,013
Tucson, Arizona Water RB
  Series 1991D (f)
   4.25%, 07/01/01                                          15,250       15,757
                                                                     ----------
                                                                         23,770
                                                                     ----------
CALIFORNIA -- 0.5% (f)
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series 1987C-1
   4.45%, 07/01/01                                          50,000       50,000
                                                                     ----------
COLORADO -- 0.1% (f)
Palimino Park, Colorado Public
  Improvements Corp. Asset Lien RB
   4.70%, 01/03/01                                          12,680       12,680
                                                                     ----------
DISTRICT OF COLUMBIA-- 0.0%
District of Columbia Hospital RB
  (Washington Hospital Center Corp.)
  Series 1990A
   4.25%, 01/01/01                                           2,750        2,805
                                                                     ----------
FLORIDA -- 0.1%
Florida State Board of Education Lottery
  RB Series 2000A (f)
   4.60%, 07/01/01                                           1,065        1,067
Florida State Board of Education Lottery
  RB Series 2000C (f)
   4.30%, 07/01/01                                           4,585        4,606
Pinellas County, Florida HFA S/F
  Housing RB (Multi-County Program)
  Series 2000A-3
   4.10%, 02/01/01                                           5,770        5,770
                                                                     ----------
                                                                         11,443
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
GEORGIA -- 0.0% (f)
Dalton, Georgia Utilities RB
   4.15%, 01/01/01                                        $  2,145   $    2,145
                                                                     ----------
HAWAII-- 0.0% (f)
Hawaii State Harbor System RB
  Series 2000A
   4.43%, 07/01/01                                           2,090        2,098
                                                                     ----------
IOWA -- 0.1% (f)
Woodbury County, Iowa Hospital
  Facilities RB (St. Lukes Reginal Medical
  Center Project)
   4.24%, 03/01/01                                           4,000        4,095
                                                                     ----------
MAINE -- 0.2%
Maine State HFA Mortgage Purchase RB
  Series 2000E-2
   4.38%, 11/14/01                                          16,500       16,500
                                                                     ----------
MASSACHUSETTS -- 0.4%
Massachusetts Bay Transit Authority
  General Transit System RB Series 1991A
   4.03%, 03/01/01                                          19,600       20,081
Massachusetts State Health & Educational
  Facilties Authority RB (Brigham &
  Womens Hospital Issue) Series 1991D
   6.27%, 07/01/01                                          15,000       15,468
                                                                     ----------
                                                                         35,549
                                                                     ----------
MICHIGAN -- 0.1%
Detroit, Michigan Economic Development
  Corp. Resource Recovery RB
  Series 1991A (f)
   4.43%, 05/01/01                                           3,150        3,171
Royal Oak, Michigan Hospital Finance
  Authority (Beaumont Hospital) RB
  Series 1991D
   4.24%, 01/01/01                                           2,000        2,040
                                                                     ----------
                                                                          5,211
                                                                     ----------
MISSOURI -- 0.0% (f)
St. Louis, Missouri Municipal Finance
  Corp. Leasehold RB (City Justice Center)
  Series 2000A
   4.15%, 02/15/01                                             615          615
                                                                     ----------

                                                            Par        Value
                                                          --------   ----------
MONTANA -- 0.0% (f)
Kansas City, Montana Airport General
  Improvement Revenue Refunding Bond
  Series 1999A
   4.25%, 09/01/01                                        $  3,670   $    3,688
                                                                     ----------
NEVADA -- 0.0% (f)
Clark County, Nevada Passenger Facilities
  Charge RB (Las Vegas Macarran
  International Airport) Series 1995A
   4.75%, 07/01/01                                           2,000        2,016
                                                                     ----------
NEW JERSEY -- 0.0%
New Jersey Health Care Facilities
  Financing Authority Revenue
  Refunding Bonds (Kennedy Health
  Systems) Series 1998B (f)
   4.62%, 07/01/01                                           1,135        1,140
New Jersey State Transportation Trust
  Fund Authority Transportation System
  RB Series 1992A
   4.60%, 06/15/01                                           1,780        1,791
                                                                     ----------
                                                                          2,931
                                                                     ----------
NEW YORK -- 0.0% (f)
New York State Dormitory Authority
  Hospital Insured Motgage RB
  Series 1997A
   4.33%, 02/15/01                                           3,125        3,127
                                                                     ----------
NORTH DAKOTA -- 0.2%
North Dakota State HFA Housing Finance
  RB Series 2000B
   4.25%, 03/01/01                                          15,000       15,000
                                                                     ----------
OREGON -- 0.3%
Oregon State Housing & Community
  Services Department S/F Mortgage RB
  Series 2000G
   4.50%, 06/21/01                                          30,500       30,500
                                                                     ----------
PENNSYLVANIA -- 0.0% (f)
Pennsylvania State Higher Educational
  Facilities Authority RB Series 2000S
   4.52%, 06/15/01                                           2,165        2,170
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
SOUTH DAKOTA -- 0.5%
South Dakota HDA Homeownership
  Mortgage RB Series 2000C
   4.10%, 02/01/01                                        $ 40,000   $   40,000
South Dakota HDA Homeownership
  Mortgage RB Series 2000K
   4.40%, 11/08/01                                           6,400        6,400
                                                                     ----------
                                                                         46,400
                                                                     ----------
TEXAS -- 0.1%
Austin, Texas Utility System Revenue
  Refunding Bonds (f)
   4.30%, 05/15/01                                           3,500        3,599
Forth Worth, Texas Water & Sewer
  Revenue Refunding & Improvement
  Bonds
   4.24%, 02/15/01                                           2,145        2,147
                                                                     ----------
                                                                          5,746
                                                                     ----------
VERMONT -- 0.2% (f)
Vermont Housing Finance Agency S/F
  Housing RB Series 2000-13B
   4.35%, 09/13/01                                          17,500       17,500
                                                                     ----------
WASHINGTON -- 0.6%
Washington State Housing Finance
  Commission S/F Housing Program RB
  Series 1A-S (f)
   4.00%, 02/01/01                                           3,175        3,175
Washington State Public Power Supply
  System Revenue Refunding Bond
  (Nuclear Project No. 2) Series 1990C (f)
   4.10%, 01/01/01                                           7,350        7,497
   4.15%, 01/01/01                                           3,200        3,264
   4.34%, 07/01/01                                          10,000       10,128
Washington State Public Power Supply
  System Revenue Refunding Bond
  (Nuclear Project No. 2) Series 1991A
   4.39%, 07/01/01                                          20,300       20,457
Washington State Public Power Supply
  System Revenue Refunding Bond
  (Nuclear Project No. 2) Series 1997A
   4.35%, 07/01/01                                          14,630       14,673
                                                                     ----------
                                                                         59,194
                                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
WISCONSIN -- 0.0% (f)
Wisconsin State Health & Educational
  Facilities Authority RB (Gundersen
  Clinic La Crosse, Inc.)
   4.42%, 12/01/01                                        $  2,400   $    2,423
                                                                     ----------
TOTAL REVENUE BONDS
  (Cost $357,606)                                                       357,606
                                                                     ----------
FIXED RATE TENDER OPTION BONDS -- 3.3% (c)(e)
CONNECTICUT -- 0.3% (f)
Connecticut HFA Housing Mortgage
  Finance Program TOB Series 1998T
   4.25%, 07/12/01                                          12,995       12,995
Macon, Connecticut HFA TOB
  Series 1999D
   4.43%, 01/25/01                                          19,995       19,995
                                                                     ----------
                                                                         32,990
                                                                     ----------
HAWAII -- 0.3% (f)
Hawaii Airport System RB TOBP (PT-487)
   4.49%, 05/17/01                                          14,765       14,765
Hawaii State Housing Finance &
  Development Corp. TOB
   4.60%, 06/14/01                                          12,260       12,260
                                                                     ----------
                                                                         27,025
                                                                     ----------
INDIANA -- 0.1% (f)
Indiana State Housing Finance Authority
  S/F Mortgage RB TOB Series 2000P
   4.38%, 02/22/01                                          10,945       10,945
                                                                     ----------
KENTUCKY -- 0.2% (f)
Kentucky Corporate Housing Revenue
  TOB Series 1998W
   4.60%, 06/14/01                                          19,320       19,320
                                                                     ----------
MARYLAND -- 0.3% (f)
Maryland State Community Housing
  Development Administration
  Department TOB Series 1999G
   4.55%, 04/12/01                                          32,335       32,335
                                                                     ----------
MASSACHUSETTS -- 0.1% (f)
Massachusetts Bay Transportation
  Authority TOBP (PT-1218)
   4.20%, 01/18/01                                           5,000        5,000
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
NEBRASKA -- 0.2%
Nebraska Investment Finance Authority
  S/F Housing Revenue TOB
  Series 1998X (f)
   4.45%, 05/10/01                                        $ 10,825   $   10,825
Nebraska Public Power District
  RB TOBP (PT-1176) Series 1998B
   4.40%, 06/07/01                                           9,050        9,050
                                                                     ----------
                                                                         19,875
                                                                     ----------
NEW HAMPSHIRE -- 0.1% (f)
New Hampshire State HFA S/F Revenue
  TOB Series 1998U
   4.60%, 06/14/01                                           9,995        9,995
                                                                     ----------
NEW JERSEY -- 0.0% (f)
New Jersey State Housing & Mortgage
  Finance Agency Revenue TOBP (PT-285)
   4.45%, 08/09/01                                           1,000        1,000
                                                                     ----------
NEW YORK -- 0.2% (f)
Macon, New York State Managment
  Agency RB TOB Series 1999H
   4.45%, 04/05/01                                          14,995       14,995
New York State Mortgage Agency RB TOB
  Series 2000K
   4.27%, 02/22/01                                           8,060        8,060
                                                                     ----------
                                                                         23,055
                                                                     ----------
PENNSYLVANIA -- 0.3% (f)
Pennsylvania HFA S/F Mortgage
  RB TOBP (PT-119A) Series 1997
   4.40%, 05/10/01                                           8,844        8,844
Pennsylvania HFA TOB Series 1998Y
   4.40%, 05/10/01                                          10,000       10,000
Philadelphia, Pennsylvania IDA Airport
  RB TOB Series 1998A
   4.45%, 03/15/01                                          14,710       14,710
                                                                     ----------
                                                                         33,554
                                                                     ----------
RHODE ISLAND -- 0.2% (f)
Rhode Island Housing & Mortgage
  Finance Corp. TOB Series 1999E
   4.30%, 01/25/01                                          19,020       19,020
                                                                     ----------

                                                            Par        Value
                                                          --------   ----------
TEXAS -- 0.3% (f)
Southeast Texas Housing Finance Corp.
  TOBP (PT-165)
   4.50%, 05/10/01                                        $ 12,200   $   12,200
Southeast Texas Housing Finance Corp.
  TOBP (PT-193)
   4.45%, 04/26/01                                          12,440       12,440
                                                                     ----------
                                                                         24,640
                                                                     ----------
UTAH -- 0.2% (f)
Utah State TOBP (PT-429)
   4.50%, 06/14/01                                          15,000       15,000
                                                                     ----------
WASHINGTON -- 0.2%
Seattle Washington TOBP (PT-1167) (f)
   4.30%, 02/15/01                                           6,740        6,740
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project No. 2) TOBP (PT-432)
   4.49%, 04/18/01                                          11,395       11,395
                                                                     ----------
                                                                         18,135
                                                                     ----------
WISCONSIN -- 0.1% (f)
Wisconsin Housing & Economic
  Development Authority Home
  Ownership TOBP (PT-194)
   4.45%, 04/26/01                                          14,395       14,395
                                                                     ----------
WYOMING -- 0.2% (f)
Wyoming Community Development
  Authority Housing RB TOB
   4.50%, 05/24/01                                          15,210       15,210
                                                                     ----------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $321,494)                                                       321,494
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
OPTIONAL PUT BONDS -- 1.4% (c)(f)
MONTANA -- 0.6%
Montana State Board of Investments
  Resource Recovery RB (Colstrip
  Project)
   4.85%, 01/07/01                                        $ 60,800   $   60,800
                                                                     ----------
TEXAS -- 0.8%
Grapevine, Texas Industrial
  Development Corp. Airport RB
  (Singer County Project)
   4.30%, 04/01/01                                          18,975       18,975
Greater East Texas Higher Education
  Authority Student Loan RB Series 1992B
   5.02%, 01/04/01                                          26,800       26,800
Greater East Texas Higher Education
  Authority Student Loan RB Series 1993B1
   4.22%, 02/01/01                                          18,000       18,000
Greater East Texas Higher Education
  Authority Student Loan RB Series 1995B
   4.50%, 07/01/01                                          10,000       10,000
                                                                     ----------
                                                                         73,775
                                                                     ----------
TOTAL OPTIONAL PUT BONDS
  (Cost $134,575)                                                       134,575
                                                                     ----------
REVENUE ANTICIPATION NOTES -- 1.3% (c)
MICHIGAN -- 0.6%
Michigan Municipal Bond Authority
  RAN Series 2000C-1
   4.30%, 08/23/01                                          56,000       56,241
                                                                     ----------
NEW YORK-- 0.7%
Nassau County, NY RAN Series 2000B
   4.48%, 03/20/01                                          15,000       15,047
Nassau County, NY RAN Series 2000D
   4.48%, 04/12/01                                           2,900        2,912
New York City, NY RAN Series 2000A
   4.25%, 04/12/01                                          50,000       50,103
                                                                     ----------
                                                                         68,062
                                                                     ----------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $124,303)                                                       124,303
                                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
GENERAL OBLIGATIONS -- 1.0% (c)
ALABAMA -- 0.0% (f)
Mobile, Alabama Refunding GO
  Warrants
   4.25%, 02/15/01                                        $  1,300   $    1,302
                                                                     ----------
FLORIDA -- 0.1%
Florida State Board of Education Capital
  Outlay GO Series 1998A
   4.27%, 01/01/01                                           5,650        5,650
Florida State Board of Education Capital
  Outlay GO Series 1999A
   4.07%, 01/01/01                                           2,890        2,890
                                                                     ----------
                                                                          8,540
                                                                     ----------
GEORGIA -- 0.1%
Georgia State GO Series 1993A
   4.24%, 01/01/01                                           1,935        1,935
Georgia State GO Series 1998B
   4.30%, 07/01/01                                           5,000        5,035
                                                                     ----------
                                                                          6,970
                                                                     ----------
HAWAII -- 0.1%
Hawaii State GO
   4.25%, 02/01/01                                           6,000        6,018
Hawaii State Refunding GO
  Series 1997C (f)
   4.35%, 09/01/01                                           5,000        5,009
                                                                     ----------
                                                                         11,027
                                                                     ----------
ILLINOIS-- 0.0%
Illinois State GO Series 2000
   4.28%, 12/01/01                                           3,600        3,615
                                                                     ----------
KANSAS-- 0.1%
Topeka, Kansas GO Series 2000A
   4.35%, 08/15/01                                           6,000        6,041
                                                                     ----------
MINNESOTA -- 0.2%
Minneapolis Saint Paul, Minnesota
  Metropolitan Airports Commission GO
  Series 1992-8
   4.20%, 01/01/01                                           2,000        2,000
Minnesota State GO
   4.27%, 08/01/01                                          12,250       12,283
                                                                     ----------
                                                                         14,283
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
NEW YORK -- 0.0% (f)
Nassau County, New York General
  Improvement GO Series 1999C
   4.32%, 01/01/01                                        $  3,000   $    3,000
                                                                     ----------
PENNSYLVANIA -- 0.0%
Pennsylvania State GO Series 2000
   4.00%, 01/15/01                                           1,305        1,306
                                                                     ----------
TENNESSEE -- 0.2%
Tennessee State GO Series 1996A
   4.22%, 05/01/01                                           2,230        2,236
Tennessee State GO Series 2000A
   4.19%, 03/01/01                                           7,500        7,509
Tennessee State Refunding GO
  Series 1996B
   4.22%, 05/01/01                                          12,360       12,391
                                                                     ----------
                                                                         22,136
                                                                     ----------
TEXAS -- 0.1%
Texas State College Student Loan GO
   4.40%, 08/01/01                                           5,000        5,025
                                                                     ----------
WASHINGTON -- 0.0%
Port of Seattle, Washington GO
  Series 2000B
   4.10%, 12/01/01                                           2,100        2,117
                                                                     ----------
VIRGINIA -- 0.1%
Richmond, Virginia Refunding Public
  Improvement GO Series 1993A
   4.22%, 01/15/01                                           5,090        5,091
                                                                     ----------
WISCONSIN -- 0.0%
Wisconsin State GO Series 1995C
   4.25%, 05/01/01                                           2,000        2,005
Wisconsin State Refunding GO
   4.30%, 05/01/01                                           2,000        2,009
                                                                     ----------
                                                                          4,014
                                                                     ----------
TOTAL GENERAL OBLIGATIONS
  (Cost $94,467)                                                         94,467
                                                                     ----------

                                                            Par        Value
                                                          --------   ----------
REVENUE ANTICIPATION WARRANTS -- 1.0% (c)(f)
Iowa School Corps. Revenue Anticipation
  Warrants (Iowa School Cash
  Anticipation Progam)
   4.05%, 02/01/01                                        $ 13,700   $   13,708
Iowa School Corps. Revenue Anticipation
  Warrants (Iowa School Cash
  Anticipation Progam) Series 2000A
   4.49%, 06/22/01                                          80,145       80,510
                                                                     ----------
                                                                         94,218
                                                                     ----------
TOTAL REVENUE ANTICIPATION WARRANTS
  (Cost $94,218)                                                         94,218
                                                                     ----------
TAX ANTICIPATION NOTES -- 0.5% (c)
FLORIDA -- 0.3%
Broward County, Florida School District
  TAN
   4.26%, 09/11/01                                          20,225       20,324
Seminole County, Florida School District
  TAN
   4.30%, 08/01/01                                          10,000       10,025
                                                                     ----------
                                                                         30,349
                                                                     ----------
NEW YORK -- 0.2%
Sachem, New York Central School
  District TAN
   4.34%, 06/28/01                                          16,000       16,050
                                                                     ----------
TOTAL TAX ANTICIPATION NOTES
  (Cost $46,399)                                                         46,399
                                                                     ----------
BOND ANTICIPATION NOTES -- 0.4% (c)
MASSACHUSETTS -- 0.1%
Reading, Massachusetts BAN
   3.98%, 01/11/01                                           7,350        7,351
                                                                     ----------
NEW JERSEY -- 0.1%
East Brunswick Township, New Jersey BAN
   3.87%, 01/05/01                                          11,800       11,800
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
NEW YORK -- 0.2%
Broome County, New York BAN
   4.22%, 04/03/01                                        $  6,755   $    6,763
   4.23%, 04/03/01                                           4,625        4,631
   4.25%, 04/03/01                                           4,000        4,005
Sachem New York Central School
  District, Holbrook BAN
   3.76%, 07/26/01                                           8,880        8,910
                                                                     ----------
                                                                         24,309
                                                                     ----------
TOTAL BOND ANTICIPATION NOTES
  (Cost $43,460)                                                         43,460
                                                                     ----------
CERTIFICATES OF PARTICIPATION -- 0.1% (c)
York County, South Carolina Public
  Corp. COP
   4.43%, 06/01/01                                          12,000       12,384
                                                                     ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $12,384)                                                         12,384
                                                                     ----------
OTHER INVESTMENT COMPANIES -- 0.1% (g)
Provident Institutional Funds - Muni
  Fund Portfolio
   4.20%                                                    11,043       11,043
                                                                     ----------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $11,043)                                                         11,043
                                                                     ----------
TOTAL INVESTMENTS -- 99.3%
  (Cost $9,628,293)                                                   9,628,293
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 0.7%
   Other assets                                                         146,237
   Liabilities                                                          (75,997)
                                                                     ----------
                                                                         70,240
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $9,698,533
                                                                     ==========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
VARIABLE RATE OBLIGATIONS -- 44.4% (b)(f)
ABAG Financing Authority for
  Non-Profit Corporations, California
  COP (Bentley School)
   4.40%, 01/07/01                                        $  5,230   $    5,230
ABAG Financing Authority for
  Non-Profit Corporations, California
  COP (Harker School Project)
   4.35%, 01/07/01                                           5,300        5,300
ABAG Financing Authority for
  Non-Profit Corporations, California
  COP (Lucile Salter Packard Project)
   4.15%, 01/07/01                                           4,800        4,800
ABAG Financing Authority for
  Non-Profit Corporations, California
  M/F Housing RB (Architect Building
  Project)
   4.20%, 01/07/01                                           3,200        3,200
ABAG Financing Authority for
  Non-Profit Corporations, California
  M/F Housing RB (Miramar Apartments)
   4.10%, 01/07/01                                          29,000       29,000
ABAG Financing Authority for
  Non-Profit Corporations, California
  M/F Housing RB (Mountain View
  Apartments) Series 1997A
   4.65%, 01/07/01                                           3,295        3,295
ABAG Financing Authority for
  Non-Profit Corporations, California
  M/F Housing RB (Vintage Chateau)
   4.70%, 01/07/01                                          11,000       11,000
Alameda County, California IDA RB
  (Malmberg Engineering, Inc. Project)
   4.50%, 01/07/01                                           2,980        2,980
Alameda County, California IDRB
  (Aitchison Family Project) Series 1993A
   4.35%, 01/07/01                                           2,720        2,720
Alameda County, California IDRB
  (Association Heat & Control Project)
   4.35%, 01/07/01                                             810          810
Alameda County, California IDRB
  (JMS Family Partners) Series A
   4.35%, 01/07/01                                           1,000        1,000
Alameda County, California IDRB
  (Scientific Technology Project)
  Series 1994A
   4.40%, 01/07/01                                           2,500        2,500


                                                            Par        Value
                                                          --------   ----------
Anaheim, California COP (Anaheim
  Memorial Hospital Assoc. Project)
   4.00%, 01/07/01                                        $  5,970   $    5,970
Anaheim, California COP (Police Facility
  Financing Project)
   4.00%, 01/07/01                                             650          650
Anaheim, California Housing Authority
  M/F Housing RB (Casa Grande
  Apartments) Series 1997A
   3.95%, 01/07/01                                           3,695        3,695
Anaheim, California Housing Authority
  M/F Housing RB (Park Vista
  Apartments)
   4.10%, 01/07/01                                           8,000        8,000
Anaheim, California Housing Authority
  M/F Housing RB (Port Trinidad
  Apartments) Series 1997C
   3.95%, 01/07/01                                           2,140        2,140
Anaheim, California Housing Authority
  M/F Housing RB (Sage Park Project)
  Series A
   4.15%, 01/07/01                                           2,000        2,000
Anaheim, California Union High School
  District COP
   4.00%, 01/07/01                                           5,500        5,500
Avalon, California Community
  Improvement Agency Tax Allocation RB
   4.65%, 01/07/01                                          19,815       19,815
Burbank, California Redevelopment
  Agency M/F Housing RB
   4.15%, 01/07/01                                           9,000        9,000
California Alternative Energy Source
  Financing Authority (GE Capital Corp.
  Arroyo Project) Series A
   4.05%, 01/07/01                                          25,330       25,330
California Alternative Energy Source
  Financing Authority (GE Capital Corp.
  Arroyo Project) Series 1993B
   3.95%, 01/07/01                                          12,260       12,260
California Economic Development
  Financing Authority (Lion Raisin
  Project)
   4.20%, 01/07/01                                           1,800        1,800
California Education Facilities Authority
  (Chapman University)
   4.25%, 01/07/01                                           5,000        5,000
California Education Facilities Authority
  (Life Chiropractic College West)
   4.35%, 01/07/01                                           5,000        5,000

                                                            Par        Value
                                                          --------   ----------
California Education Facilities Authority
  (University of Judaism Project) Series A
   4.10%, 01/07/01                                        $  5,500   $    5,500
California Education Facilities Authority
  RB (San Francisco Conservatory)
   4.15%, 01/07/01                                           3,000        3,000
California Education Facilities Authority
  RB (University of San Francisco)
   4.15%, 01/07/01                                          13,500       13,500
California Finance Authority Pollution
  Control RB (Pacific Gas & Electric
  Company)
   5.80%, 01/01/01                                          23,550       23,550
California Health Facilities Financing
  Authority RB (California Prebyterian
  Homes) Series 1998
   4.30%, 01/07/01                                          31,000       31,000
California Health Facilities Financing
  Authority RB (Catholic Health Care
  West) Series 1988B
   3.90%, 01/07/01                                          12,300       12,300
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1988C
   3.90%, 01/07/01                                          10,000       10,000
California Health Facilities Financing
  Authority RB (Children's Hospital
  Project) Series 1991
   3.90%, 01/07/01                                          17,700       17,700
California Health Facilities Financing
  Authority RB (Scripps Memorial
  Hospital) Series 1991B
   4.15%, 01/07/01                                             400          400
California HFA Home Mortgage RB
  Series 1999J-1
   4.20%, 01/07/01                                          34,555       34,555
California HFA Home Mortgage RB
  Series 1999J-2
   4.20%, 01/07/01                                          29,970       29,970
California HFA Home Mortgage RB
  Series 2000M
   4.20%, 01/07/01                                          32,665       32,665
California HFA Home Mortgage RB
  Series 2000N
   4.20%, 01/07/01                                          36,000       36,000
California HFA RB Series G
   4.10%, 01/07/01                                          50,000       50,000


                                                            Par        Value
                                                          --------   ----------
California Infrastructure & Economic
  Development Bank IDRB (American
  Derosa-Lamparts)
   4.40%, 01/07/01                                        $  4,950   $    4,950
California Infrastructure & Economic
  Development Bank IDRB (Fairmont
  Sign Co. Project) Series 2000A
   5.05%, 01/07/01                                           4,250        4,250
California Infrastructure & Economic
  Development Bank IDRB (Independent
  System Operation Corporation Project)
  Series A
   4.00%, 01/07/01                                           4,200        4,200
California Infrastructure & Economic
  Development Bank IDRB (Lafayette
  Textile Industries Project)
   4.35%, 01/07/01                                           3,470        3,470
California Infrastructure & Economic
  Development Bank IDRB (Nelson
  Name Plate Co. Project)
   4.20%, 01/07/01                                           3,850        3,850
California Infrastructure & Economic
  Development Bank IDRB (Roller
  Bearing Co. of America Santa Ana
  Project)
   4.35%, 01/07/01                                           2,400        2,400
California Pollution Control Financing
  Authority Revenue Refunding Bonds
  (Pacific Gas & Electric Co. Project)
  Series 1996D
   5.70%, 01/01/01                                           8,200        8,200
California Pollution Control Financing
  Authority RB (Green Team of San Jose
  Project)
   4.60%, 01/07/01                                           2,800        2,800
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series 1996B
   4.05%, 01/07/01                                          38,000       38,000
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series 1996E
   5.85%, 01/01/01                                          41,200       41,200
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series 1996F
   4.70%, 01/01/01                                          40,200       40,200

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series A
   7.00%, 01/07/01                                        $162,100 $    162,100
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series B
   5.80%, 01/01/01                                          13,500       13,500
California Pollution Control Financing
  Authority RB (Wadham Energy Project)
  Series 1987B
   4.90%, 01/07/01                                             700          700
California Pollution Control Financing
  Authority Resource Recovery RB
  (Sanger Project) Series 1990A
   4.10%, 01/07/01                                           2,800        2,800
California Pollution Control Financing
  Authority Resource Recovery Solid
  Waste Disposal RB (Atlas Disposal
  Industrial Project) Series 1999A
   4.65%, 01/07/01                                           3,000        3,000
California Pollution Control Financing
  Authority Resource Recovery Solid Waste
  Disposal RB (Bay Leasing, Inc.
  Project) Series 1999A
   4.60%, 01/07/01                                           9,675        9,675
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Blue Line Transfer, Inc. Project)
   4.60%, 01/07/01                                           5,000        5,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Alameda County Industries Project)
  Series 2000A
   4.60%, 01/07/01                                           5,155        5,155
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Allan Co. Project)
   4.60%, 01/07/01                                             975          975
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Athens Disposal Co. Project)
  Series 1995A
   4.60%, 01/07/01                                          17,110       17,110
California Pollution Control Financing
  Authority Solid Waste Disposal RB (Athens
  Disposal Co. Project) Series 1999A
   4.60%, 01/07/01                                           8,000        8,000


                                                            Par        Value
                                                          --------   ----------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (BLT Enterprises) Series 1999A
   4.60%, 01/07/01                                        $  9,000   $    9,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Burrtec Waste Industries Project)
  Series 1995A
   4.70%, 01/07/01                                           2,785        2,785
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Calsan, Inc. Project) Series 1999B
   4.60%, 01/07/01                                           4,375        4,375
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Cold Cyn Landfill Project)
   4.60%, 01/07/01                                           6,540        6,540
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Colmac Energy Project) Series 1990A
   4.10%, 01/07/01                                          11,430       11,430
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Contra Costa Services) Series 1995A
   4.60%, 01/07/01                                           3,300        3,300
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Edco Disposal Corp. Project)
  Series 1996A
   4.60%, 01/07/01                                          15,500       15,500
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Equity Stanislaus Project)
   3.85%, 01/01/01                                          14,445       14,445
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Greenwaste of Tehama Project) Series A
   4.65%, 01/07/01                                           3,435        3,435
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Madera Disposable Project) Series A
   4.65%, 01/07/01                                           1,800        1,800
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Marborg Industries Project) Series A
   4.60%, 01/07/01                                           5,425        5,425

                                                            Par        Value
                                                          --------   ----------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Met Recycling Corporation Project)
  Series B
   4.65%, 01/07/01                                        $  5,340   $    5,340
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Santa Clara Project)
   4.65%, 01/07/01                                           4,000        4,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Martinez Refining Project)
  Series 1994A
   3.70%, 01/01/01                                           4,400        4,400
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Martinez Refining Project)
  Series 1996A
   3.70%, 01/07/01                                          19,500       19,500
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Martinez Refining Project)
  Series 1996B
   3.70%, 01/07/01                                           4,300        4,300
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Solag Disposal Project) Series 1997A
   4.65%, 01/07/01                                           3,200        3,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Sun Valley Paper Project)
   4.60%, 01/07/01                                           1,200        1,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Talco Plastics Project) Series 1997A
   4.35%, 01/07/01                                           4,150        4,150
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Taormina Industries, Inc. Project)
  Series 1994B
   4.35%, 01/07/01                                           2,225        2,225
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Tri Community Recycle Project)
   4.40%, 01/07/01                                           2,455        2,455
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (West Valley Project) Series 1997A
   4.70%, 01/07/01                                           8,870        8,870


                                                            Par        Value
                                                          --------   ----------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Zanker Road Landfill Project) Series C
   4.65%, 01/07/01                                        $  6,370   $    6,370
California Pollution Control Financing
  Authority Solid Waste Disposal RB
   4.70%, 01/07/01                                           8,830        8,830
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  Series A
   4.15%, 01/07/01                                          10,000       10,000
California Public Power Agency
  Subordinate Lien (San Juan Project)
  Series 1997D
   4.05%, 01/07/01                                           2,500        2,500
California School Facilities Financing
  Corp. COP ( Capital Improvement
  Financing Project) Series 1999D
   4.10%, 01/07/01                                          10,825       10,825
California State Economic Development
  Financing Authority (Mannesmann
  Dematic Corp.)
   4.95%, 01/07/01                                           3,200        3,200
California State Economic Development
  Financing Authority IDRB (Calco
  Project)
   4.25%, 01/07/01                                             880          880
California State Economic Development
  Financing Authority IDRB (Gaiser Tool
  Project)
   4.35%, 01/07/01                                           2,695        2,695
California State Economic Development
  Financing Authority IDRB (Mercury
  Air Group)
   4.20%, 01/07/01                                          15,900       15,900
California State Economic Development
  Financing Authority IDRB (Serra
  Microchassis Project)
   4.00%, 01/01/01                                           1,220        1,220
California State Economic Development
  Financing Authority IDRB (Serra
  Microchassis Project) Series 1997A
   4.00%, 01/01/01                                           2,150        2,150
California State Economic Development
  Financing Authority RB (Buck Center
  for Aging Project)
   4.10%, 01/07/01                                          50,300       50,300

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000


                                                            Par        Value
                                                          --------   ----------
California State Economic Development
  Financing Authority RB (Costa
  Macoroni Project)
   4.35%, 01/07/01                                        $  3,350   $    3,350
California State Economic Development
  Financing Authority RB (Killion
  Industry's Project)
   4.90%, 01/07/01                                           6,300        6,300
California Statewide Community
  Development Authority (Dr. Nichols
  Pistachio) Series C
   4.25%, 01/07/01                                             800          800
California Statewide Community
  Development Authority (Elder Care
  Alliance)
   4.30%, 01/07/01                                          12,760       12,760
California Statewide Community
  Development Authority Solid Waste
  Facilities (Disposal Waste Services)
   4.20%, 01/07/01                                          25,000       25,000
California Statewide Community
  Development Authority COP (Nort
  California Retired Officers)
   3.80%, 01/01/01                                          10,445       10,445
California Statewide Community
  Development Authority COP
   4.25%, 01/07/01                                           7,485        7,485
California Statewide Community
  Development Authority IDRB (Biocol
  Investments, LP) Series 1997B
   5.35%, 01/07/01                                           1,500        1,500
California Statewide Community
  Development Authority IDRB
  (Integrated Rolling Co. Project)
  Series 1999A
   4.20%, 01/07/01                                           2,900        2,900
California Statewide Community
  Development Authority M/F Housing
  RB (Cypress Villa Apartments) Series F
   4.15%, 01/07/01                                           4,725        4,725
California Statewide Community
  Development Authority M/F Housing
  RB (Emerald Gardens Apartements)
  Series E
   4.15%, 01/07/01                                           7,320        7,320


                                                            Par        Value
                                                          --------   ----------
California Statewide Community
  Development Authority M/F Housing
  RB (Kimberly Woods Project)
  Series 1995B
   4.10%, 01/07/01                                        $ 11,400   $   11,400
California Statewide Community
  Development Authority M/F Housing
  RB (One Park Place)
   4.05%, 01/07/01                                           2,038        2,038
California Statewide Community
  Development Authority M/F Housing
  RB (Park David Senior Apartments
  Project) Series 1999D
   4.10%, 01/07/01                                           8,220        8,220
California Statewide Community
  Development Authority M/F Housing
  RB (Plaza Club Apartments)
  Series 1997A
   4.13%, 01/07/01                                           9,790        9,790
California Statewide Community
  Development Authority RB (Japanese
  American Museum Project) Series 2000A
   4.10%, 01/07/01                                           5,000        5,000
California Statewide Community
  Development Authority RB (Jewish
  Federation of Los Angeles) Series 2000A
   4.10%, 01/07/01                                          11,500       11,500
California Statewide Community
  Development Corp. IDRB (13th I
  Associates Project)
   5.35%, 01/07/01                                           4,880        4,880
California Statewide Community
  Development Corp. IDRB (Agricultural
  Products, Inc. Project)
   5.35%, 01/07/01                                           1,335        1,335
California Statewide Community
  Development Corp. IDRB (Cowden
  Metal Stamping Project)
   5.35%, 01/07/01                                           1,820        1,820
California Statewide Community
  Development Corp. IDRB (Drip In
  Irrigation Co. Project)
   5.00%, 01/07/01                                           3,600        3,600
California Statewide Community
  Development Corp. IDRB (Flambeau
  Airmold Project)
   5.00%, 01/07/01                                           2,400        2,400

                                                            Par        Value
                                                          --------   ----------
California Statewide Community
  Development Corp. IDRB (Industrial
  Dynamics Co. Project)
   5.35%, 01/07/01                                        $  3,840   $    3,840
California Statewide Community
  Development Corp. IDRB (Pacific
  Handy Cutter Products Project)
   5.35%, 01/07/01                                             435          435
California Statewide Community
  Development Corp. IDRB (The
  Diamond Foods Project) Series 1991
   5.35%, 01/07/01                                           1,040        1,040
California Statewide Community
  Development Corp. IDRB Series 1998C
   5.00%, 01/07/01                                           2,060        2,060
California Statewide Community
  Industrial Development Revenue
  Refunding Bonds (Golden Valley
  Project) Series A
   5.00%, 01/07/01                                           1,680        1,680
California Statewide M/F Housing
  Authority RB (Woodsong Apartments)
  Series 1997B
   3.95%, 01/07/01                                           3,427        3,427
Carlsbad, California M/F Housing
  Revenue Refunding Bonds COP (La
  Costa Apartment Project) Series 1993A
   3.95%, 01/07/01                                          11,720       11,720
Concord, California M/F Housing
  Authority RB (California Hill
  Apartments) Series 1989A
   4.15%, 01/07/01                                           6,750        6,750
Concord, California M/F Housing
  Mortgage RB (Bel Air Apartments
  Project) Series 1986A
   4.20%, 01/07/01                                           3,000        3,000
Contra Costa County, California M/F
  Housing Mortgage RB (El Cerrito
  Project) Series A
   4.20%, 01/07/01                                             980          980
Davis, California Community Facilities
  District Special Tax Bonds (East Davis
  Mace Ranch Project) District No. 1999-2
   4.35%, 01/07/01                                           4,440        4,440
Duarte, California Redevelopment
  Agency COP (Johnson Duarte Partners
  Project) Series 1984B
   4.05%, 01/07/01                                           1,500        1,500


                                                            Par        Value
                                                          --------   ----------
Duarte, California Redevelopment
  Agency COP (Piken Duarte Partners
  Project) Series 1984A
   4.05%, 01/07/01                                        $  4,050   $    4,050
Dublin, California Housing Authority
  M/F Housing RB (Park Siera Project)
  Series A
   4.15%, 01/07/01                                          12,700       12,700
Dublin, California San Ramon Services
  District COP
   4.25%, 01/07/01                                          10,000       10,000
El Cajon, California M/F Housing RB
  (Pinewood Apartments Project)
   4.13%, 01/07/01                                           1,450        1,450
El Cajon, California Redevelopment
  Bonds M/F Housing RB (Mollison &
  Madison Project)
   4.13%, 01/07/01                                           5,300        5,300
Encinitas, California M/F Housing
  Revenue Refunding Bonds (Torrey
  Pines Project) Series A
   4.05%, 01/07/01                                           3,100        3,100
Fremont, California M/F Housing
  Revenue Refunding COP (Amber
  Court Apartments Project) Series 1990A
   4.05%, 01/07/01                                          10,000       10,000
Fresno, California IDA (Keiser Corp.)
   4.40%, 01/07/01                                           2,110        2,110
Hayward, California Housing Authority
  M/F RB (Huntwood Terrace Apartments)
   4.05%, 01/07/01                                           5,565        5,565
Hayward, California M/F Housing RB
  (Shorewood Apartment Project)
  Series A
   3.90%, 01/07/01                                           9,100        9,100
Hayward, California M/F Housing RB
  (Timbers Apartments Project) Series A
   4.00%, 01/07/01                                           7,500        7,500
Hercules, California Redevelopment
  Agency IDRB (Pro Media Project)
  Series 2000A
   4.35%, 01/07/01                                           2,500        2,500
Huntington Beach, California M/F
  Housing RB (Five Points Project)
   4.13%, 01/07/01                                           6,400        6,400
Huntington Park, California
  Redevelopment Agency M/F Housing RB
  (Casa Rita Apartments) Series 1994A
   4.13%, 01/07/01                                           4,100        4,100

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000


                                                            Par        Value
                                                          --------   ----------
Indio, California M/F Redevelopment
  Bonds Refunding Housing Mortgages
  (Carreon Apartments Project)
  Series 1996A
   4.05%, 01/07/01                                        $  3,950   $    3,950
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assesment
  District No. 87-8)
   3.70%, 01/01/01                                           4,000        4,000
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District No. 89-10)
   3.70%, 01/01/01                                           3,100        3,100
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District No. 93-14)
   3.75%, 01/01/01                                          13,900       13,900
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District No. 94-15)
   3.70%, 01/01/01                                             900          900
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment District)
   3.70%, 01/01/01                                           4,100        4,100
   3.70%, 01/07/01                                           8,050        8,050
   4.00%, 01/07/01                                           1,900        1,900
Irvine Ranch, California Water District
  Consolidated GO Revenue Refunding
  Bonds Series 1985B
   3.70%, 01/01/01                                           9,700        9,700
Irvine Ranch, California Water District
  Consolidated RB (Districts 140, 240,
  105, 250)
   3.70%, 01/01/01                                           7,850        7,850
Irvine Ranch, California Water District
  Consolidated RB Series 1985
   3.70%, 01/01/01                                           2,000        2,000
Irvine Ranch, California Water District
  COP (Capital Improvement Project)
   3.75%, 01/01/01                                          29,500       29,500
Irvine Ranch, California Water District
  GO (Districts 105, 140, 240 & 250)
  Series 1995
   3.75%, 01/01/01                                           3,800        3,800
Irvine Ranch, California Water District
  GO (Various Improvement District
  Number 182) Series 1988A
   3.75%, 01/01/01                                           1,600        1,600


                                                            Par        Value
                                                          --------   ----------
Irvine Ranch, California Water District
  Improvement Bond GO (District 284)
  Series 1988A
   3.75%, 01/01/01                                        $  3,200   $    3,200
Irvine Ranch, California Water District
  Improvement Bond Limited
  Obligation No. 97-17
   3.70%, 01/01/01                                           9,593        9,593
Irvine Ranch, California Water District RB
   3.70%, 01/01/01                                           1,000        1,000
Kern County, California COP (Kern
  Public Facilities Project) Series A
   3.90%, 01/07/01                                           3,900        3,900
Livermore, California M/F Housing
  Revenue Refunding Bonds (Arbors
  Apartment Project) Series 1991A
   4.35%, 01/07/01                                           9,005        9,005
Long Beach, California Housing Authority
  M/F Housing RB (Channel Point
  Apartments Project)
   3.95%, 01/07/01                                           6,250        6,250
Los Angeles County, California COP ACES
  (Los Angeles County Museum of Art
  Project) Series 1985A
   4.10%, 01/07/01                                           2,300        2,300
Los Angeles County, California COP ACES
  (Los Angeles County Museum of Art
  Project) Series 1985B
   4.10%, 01/07/01                                           2,600        2,600
Los Angeles County, California Housing
  Authority M/F Housing RB (Malibu
  Canyon Apartments Project) Series B
   4.10%, 01/07/01                                          21,900       21,900
Los Angeles County, California M/F
  Housing RB (Channel Gateway
  Apartments)
   4.15%, 01/07/01                                          49,300       49,300
Los Angeles County, California
  Metropolitan Transportation Authority
  Revenue Refunding Bonds Series 1993A
   3.90%, 01/07/01                                          16,800       16,800
Los Angeles County, California Pension
  Revenue Refunding Bond Series 1996A
   4.00%, 01/07/01                                           5,500        5,500
Los Angeles County, California
  Transportation Commission Sales Tax
  RB Series 1992A
   4.00%, 01/07/01                                           3,300        3,300

                                                            Par        Value
                                                          --------   ----------
Los Angeles, California Community
  Redevelopment Agency M/F Housing
  Revenue Refunding Bonds (Promenade
  Towers Project) Series 2000
   4.00%, 01/07/01                                        $ 28,900   $   28,900
Los Angeles, California Community
  Redevelopment Agency (Grand
  Promenade Project)
   4.10%, 01/07/01                                          12,300       12,300
Los Angeles, California Department
  Water & Power Electric Plant RB
  Series 2000A
   4.00%, 01/07/01                                           5,000        5,000
Los Angeles, California M/F Housing RB
  (Beverly Park Apartments)
   4.10%, 01/07/01                                          24,400       24,400
Los Angeles, California M/F Housing RB
  (Studio Colony) Series 1985C
   4.10%, 01/07/01                                          16,691       16,691
Los Angeles, California M/F Housing RB
  Series 1985K
   4.15%, 01/07/01                                          81,285       81,285
Los Angeles, California M/F Housing RB
  (Fountain Park Project) Series P
   4.00%, 01/07/01                                          11,100       11,100
Los Angeles, California M/F Housing RB
  (Fountain Park Project Phase II) Series B
   4.00%, 01/07/01                                          25,615       25,615
Los Angeles, California Unified School
  District COP (Belmont Learning
  Complex Project) Series 1997A
   4.20%, 01/07/01                                          23,200       23,200
Madera, California Public Financing
  Municipal Golf Course Revenue
  Refinancing Authority
   4.55%, 01/07/01                                           1,950        1,950
Metropolitan Water District of Southern
  California Revenue Refunding Bonds
  Series 1996A
   3.90%, 01/07/01                                          44,505       44,505
Metropolitan Water District of Southern
  California Revenue Refunding Bonds
  Series 1997C
   4.10%, 01/07/01                                          24,800       24,800
Metropolitan Water District of Southern
  California Revenue Refunding Bonds
  Series 1998B
   4.00%, 01/07/01                                           5,000        5,000


                                                            Par        Value
                                                          --------   ----------
Metropolitan Water District of Southern
  California Waterworks RB
  Series 2000B-1
   3.70%, 01/01/01                                        $  4,000   $    4,000
Metropolitan Water District of Southern
  California Waterworks RB
  Series 2000B-3
   3.75%, 01/01/01                                           9,600        9,600
Mount San Jacinto, California Winter
  Park Authority (Palm Springs Aerial
  Project)
   4.10%, 01/07/01                                           8,500        8,500
Mount San Jacinto, California Winter
  Park Authority COP (Palm Springs
  Aerial Project) Series 2000B
   4.10%, 01/07/01                                           2,900        2,900
Oakland, California Financing Authority
  Lease RB (JT Powers Project) Series A-2
   4.00%, 01/07/01                                             900          900
Orange County, California Apartment
  Development RB (Hidden Hills)
  Series 1985C
   4.00%, 01/07/01                                           5,200        5,200
Orange County, California Apartment
  Development RB Series 1985V
   4.15%, 01/07/01                                          18,000       18,000
Orange County, California Apartment
  Development RB Series F
   4.00%, 01/07/01                                          12,000       12,000
Orange County, California Apartment
  Development Revenue Refunding
  Bonds (Jess L. Frost Project)
  Series 1985B
   4.10%, 01/07/01                                          10,200       10,200
Orange County, California Apartment
  Development Revenue Refunding
  Bonds (Pointe Niguel Project)
  Series 1992C
   3.85%, 01/07/01                                          11,000       11,000
Orange County, California Apartment
  Development Revenue Refunding
  Bonds (Vintage Woods) Series 1988H
   3.95%, 01/07/01                                           5,000        5,000
Orange County, California COP
  (Florence Crittenton Services Project)
  Series 1990
   4.15%, 01/07/01                                           5,900        5,900

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000


                                                            Par        Value
                                                          --------   ----------
Orange County, California M/F Housing
   RB (Lantern Pines Project)
   4.25%, 01/07/01                                        $  6,200   $    6,200
Orange County, California Sanitation
  District Authority
   3.70%, 01/07/01                                           2,400        2,400
Orange County, California Sanitation
  District COP Series 2000A
   3.70%, 01/01/01                                           9,800        9,800
Orange County, California Sanitation
  District COP Series 2000B
   3.70%, 01/01/01                                           1,100        1,100
Orange County, California Special
  Assessment Improvement Bonds
  (District 88-1)
   3.75%, 01/01/01                                          11,000       11,000
Panama Buena Vista, California Unified
  School District COP (1994 Capital
  Improvement Financing Project)
   4.90%, 01/07/01                                           4,000        4,000
Petaluma, California Community M/F
  Housing Authority (Oakmont At
  Petaluma Project)
   4.20%, 01/07/01                                           3,550        3,550
Pinole, California Redevelopment Agency
  M/F Housing RB (East Bluff Apartments
  Project)
   4.65%, 01/07/01                                           2,559        2,559
Pleasant Hill, California M/F Housing RB
  (Brookside Apartments Project)
   3.90%, 01/07/01                                           5,000        5,000
Pleasant Hill, California Redevelopment
  Agency M/F Housing (Chateau III
  Project) Series A
   4.45%, 01/07/01                                           2,360        2,360
Redwood City, California COP (City Hall
  Project)
   4.25%, 01/07/01                                           2,400        2,400
Riverside County, California Asset
  Leasing Corp. Leasehold RB (South
  West Justice Center) Series 2000B
   4.00%, 01/07/01                                          15,300       15,300
Riverside County, California Community
  Facilities District #88-4 (Winchester
  Ranch)
   3.95%, 01/07/01                                          13,100       13,100
Riverside County, California COP ACES
  Public Facilities Series 1985B
   3.90%, 01/07/01                                          19,136       19,136


                                                            Par        Value
                                                          --------   ----------
Riverside County, California Housing
  Authority M/F RB (Tyler Springs
  Apartments) Series 1999C
   3.95%, 01/07/01                                        $  7,000   $    7,000
Riverside County, California Housing
  Authority M/F RB (Briarwood
  Apartment Project) Series 1985C
   4.10%, 01/07/01                                           4,500        4,500
Riverside County, California Housing
  Authority M/F RB (Victoria Springs
  Apartments Project)
   4.13%, 01/07/01                                           9,300        9,300
Riverside County, California IDA RB
  (Calmold, Inc. Project)
   4.35%, 01/07/01                                           3,510        3,510
Riverside County, California IDA RB
  (Cryogenic Project) Series B
   4.10%, 01/07/01                                           4,100        4,100
Riverside County, California M/F
  Housing RB (Ambergate Apartments)
  Series 1992A
   4.15%, 01/07/01                                           2,800        2,800
Sacramento County, California COP
  (Administration Center & Court House
  Project)
   4.25%, 01/07/01                                           8,300        8,300
Sacramento County, California Housing
  Authority (Oakland Valley Apartments
  Project) Series E
   4.13%, 01/07/01                                           4,000        4,000
Sacramento County, California Housing
  Authority (Sun Valley Apartments
  Project) Series F
   4.13%, 01/07/01                                           3,750        3,750
Sacramento County, California Housing
  Authority M/F Housing RB
  (Chesapeake Commons Project)
  Series 1997A
   4.09%, 01/07/01                                          28,000       28,000
Sacramento County, California Housing
  Authority M/F Housing RB (Hidden
  Oaks Apartments) Series 1999C
   4.10%, 01/07/01                                           6,300        6,300
Sacramento County, California Special
  Facilities (Recessna Aircraft Corp.
  Project)
   4.35%, 01/07/01                                           3,700        3,700

                                                            Par        Value
                                                          --------   ----------
Salinas, California Apartment
  Development M/F Housing RB
  (Mariner Villa Project) Series 1985B
   4.10%, 01/07/01                                        $  2,825   $    2,825
San Bernardino County, California COP
  (Glen Helen Blockbuster Pavilion
  Project) Series 1994C
   4.30%, 01/07/01                                           6,540        6,540
San Bernardino County, California COP
  (Medical Center Financing Project)
   4.20%, 01/07/01                                          26,410       26,410
San Diego, California Housing Authority
  M/F Mortgage RB (Creekside Villa)
  Series 1999B
   4.09%, 01/07/01                                           6,000        6,000
San Diego, California Housing Authority
  M/F Mortgage RB (Canyon Rim
  Apartments) Series B
   4.10%, 01/07/01                                          20,000       20,000
San Diego, California Housing Authority
  M/F Mortgage RB (La Cima)
  Series 1999K
   3.85%, 01/07/01                                           5,000        5,000
San Francisco, California City & County
  Redevelopment Agency M/F Housing
  RB (3rd & Mission) Series 1999C
   3.95%, 01/07/01                                          28,000       28,000
San Francisco, California City & County
  Redevelopment Agency M/F Housing
  RB (Fillmore Center Project) Series A1
   4.05%, 01/07/01                                          29,000       29,000
San Francisco, California City & County
  Redevelopment Agency M/F Housing
  RB (Fillmore Center Project) Series A2
   4.20%, 01/07/01                                           3,750        3,750
San Francisco, California City & County
  Redevelopment Agency M/F Housing
  RB (Notre Dame Apartments) Series G
   4.15%, 01/07/01                                          16,640       16,640
San Francisco, California City & County
  Redevelopment Agency M/F Housing
  RB (Post Street Towers) Series A
   4.10%, 01/07/01                                          10,000       10,000
San Francisco, California Housing
  Authority M/F Housing RB (Magnolia
  Plaza Project) Series A
   4.20%, 01/07/01                                           5,500        5,500


                                                            Par        Value
                                                          --------   ----------
San Jose, California M/F Housing RB
  (Almeden Lake Apartments Project)
  Series 1997A
   4.13%, 01/07/01                                        $ 15,900   $   15,900
San Jose, California M/F Housing RB
  (Carlton Plaza Project) Series A
   4.65%, 01/07/01                                           5,000        5,000
San Jose, California M/F Housing RB
  (Seinna at Renaissance Project)
  Series 1996A
   4.10%, 01/07/01                                          20,000       20,000
San Jose, California Redevelopment
  Agency RB (Merged Area
  Redevelopment Project)
   4.15%, 01/07/01                                          13,200       13,200
San Jose, California Redevelopment M/F
  Housing (101 San Fernando
  Apartments Project) Series A
   4.35%, 01/07/01                                          37,000       37,000
San Leandro, California M/F Housing RB
  (Carlton Plaza Project) Series A
   4.45%, 01/07/01                                           1,900        1,900
Santa Clara County, California Electric
  Authority RB, Series C
   3.90%, 01/07/01                                          20,200       20,200
Santa Clara County, California Hospital
  Facility Authority RB (El Camino
  Hospital District - Valley Medical
  Center Project) Series 1985A
   4.55%, 01/07/01                                          17,200       17,200
Santa Clara County, California M/F
  Housing Revenue Refunding Bonds
  (Brairwood Apartments Project)
  Series 1996B
   3.95%, 01/07/01                                           9,400        9,400
Santa Clara County, California M/F
  Housing Revenue Refunding Bonds
  (Grove Garden Apartments)
  Series 1997A
   4.00%, 01/07/01                                           6,100        6,100
Santa Fe Springs, California IDA RB
   4.35%, 01/30/01                                           4,000        4,000
Santa Paula, California Public Financing
  Authority Lease Water System
  (Aquis Project)
   4.40%, 01/07/01                                           9,600        9,600
Santa Rosa, California M/F Housing RB
  (Quail Run Apartments) Series 1997A
   4.20%, 01/07/01                                           5,005        5,005

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000


                                                            Par        Value
                                                          --------   ----------
South Placer Wastewater Authority
  California Wastewater RB Series B
   4.25%, 01/07/01                                        $ 20,000   $   20,000
Southern California Public Power
  Authority RB (Southern Transmission
  Project) Series 1991
   4.00%, 01/07/01                                           1,000        1,000
Southern California Public Power
  Authority RB (Sub-Southern
  Transmission Project) Series 2000A
   3.90%, 01/07/01                                          25,900       25,900
Southern California Public Power
  Authority Revenue Refunding Bonds
  (Palos Verdes Project) Series 1996B
   4.00%, 01/07/01                                           5,000        5,000
Southern California Public Power
  Authority Revenue Refunding Bonds
  Series C
   4.00%, 01/07/01                                           9,870        9,870
Stockton, California Community Facility
  District RB
   4.35%, 01/07/01                                           2,085        2,085
Tulare Porterville, California School
  Financing Authority
   4.90%, 01/07/01                                           6,765        6,765
Union City, California M/F Housing RB
  (Greenhaven Apartments Project)
  Series 1997A
   3.95%, 01/07/01                                          10,975       10,975
Vallecitos, California Water District
  (Twin Oaks Reservoir Project)
   3.90%, 01/07/01                                          19,565       19,565
Vallejo City, California Unified School
  District COP (Various Capital
  Improvement Financing Projects)
  Series 1999E
   4.10%, 01/07/01                                           5,915        5,915
Victor Valley, California Community
  College District COP
   4.35%, 01/07/01                                          53,450       53,450
Vista, California IDA IDRB (Desalination
  System, Inc. Project)
   4.35%, 01/07/01                                           6,300        6,300
West Sacramento, California Special
  Tax RB (Community Facilities
  District #6)
   4.35%, 01/07/01                                           3,950        3,950


                                                            Par        Value
                                                          --------   ----------
Westminster, California Redevelopment
  Agency M/F Housing RB (Brookhurst
  Royale) Series A
   5.00%, 01/07/01                                        $  7,700   $    7,700
Westminster, California Agency Tax
  Allocation (Community Redevelopment
  Project)
   4.25%, 01/07/01                                           9,515        9,515
Westminster, California COP (Civic
  Center Project) Series A
   4.25%, 01/07/01                                           4,175        4,175
                                                                     ----------
VARIABLE RATE OBLIGATIONS
  (Cost $2,707,974)                                                   2,707,974
                                                                     ----------
TAX-EXEMPT COMMERCIAL PAPER -- 20.8% (c)
CALIFORNIA -- 17.8%
California Pollution Control Financing
  Authority RB TECP
   3.80%, 03/08/01                                           5,360        5,360
California Pollution Control Financing
  Authority RB TECP (Southern
  California Edison) Series 1985A
   4.00%, 01/03/01                                          12,500       12,500
California State GO TECP (f)
   3.70%, 01/16/01                                          93,650       93,650
   3.95%, 02/09/01                                          18,000       18,000
   4.00%, 03/02/01                                          28,000       28,000
   3.65%, 03/05/01                                          25,000       25,000
   3.70%, 03/05/01                                          15,000       15,000
   3.75%, 03/05/01                                          20,700       20,700
   3.80%, 03/05/01                                           7,000        7,000
   3.60%, 03/06/01                                          13,000       13,000
   3.70%, 03/06/01                                          50,300       50,300
   3.70%, 03/07/01                                          28,000       28,000
   3.75%, 03/09/01                                          43,000       43,000
   3.60%, 03/28/01                                           7,000        7,000
Chino Basin, California Regional
  Financing Authority TECP
   3.65%, 04/05/01                                          11,225       11,225
East Bay, California Municipal Utilities
  District TECP
   3.75%, 03/08/01                                          21,800       21,800
   3.85%, 05/09/01                                           6,000        6,000

                                                            Par        Value
                                                          --------   ----------
Golden Gate Bridge, California Highway
  TECP
   3.70%, 03/05/01                                        $ 15,000   $   15,000
   4.00%, 03/08/01                                          29,500       29,500
Long Beach, California Harbor TECP
  Series 1994A (f)
   3.65%, 03/07/01                                          47,850       47,850
Los Angeles County, California Capital
  Asset Leasing Corporation Lease
  Revenue TECP (f)
   3.75%, 01/10/01                                          21,400       21,400
   3.75%, 02/22/01                                           3,500        3,500
   3.65%, 03/05/01                                          11,400       11,400
   3.70%, 03/08/01                                          11,060       11,060
   3.75%, 03/09/01                                           9,040        9,040
Los Angeles County, California
  Metropolitian Transportation TECP (f)
   3.65%, 01/16/01                                          12,105       12,105
   3.80%, 02/21/01                                           6,000        6,000
   3.85%, 03/05/01                                          10,000       10,000
Los Angeles, California Wastewater
  System TECP
   3.70%, 02/20/01                                          12,600       12,600
   4.00%, 03/05/01                                           9,000        9,000
   3.70%, 03/07/01                                          26,500       26,500
Orange County, California Local
  Transportation Authority Sales Tax
  Revenue TECP
   3.80%, 03/09/01                                          40,000       40,000
Oakland Port, California ACES TECP
   3.70%, 03/07/01                                          30,000       30,000
   3.75%, 03/07/01                                          25,490       25,490
Sacramento, California Municipal
  Utilities District TECP
   3.70%, 01/17/01                                           8,000        8,000
   3.70%, 03/08/01                                          20,950       20,950
   4.00%, 03/09/01                                          33,950       33,950
San Francisco, California Bay Area Rapid
  Transit TECP Series F
   3.70%, 01/12/01                                          18,000       18,000
   4.00%, 03/08/01                                          44,000       44,000
San Francisco, California City & County
  TECP
   3.65%, 01/12/01                                           1,245        1,245
   3.70%, 01/12/01                                           5,755        5,755


                                                            Par        Value
                                                          --------   ----------
San Francisco, California International
  Airport TECP
   3.75%, 01/12/01                                        $ 14,085   $   14,085
   3.75%, 03/07/01                                          23,655       23,655
   3.80%, 03/07/01                                          11,000       11,000
   3.90%, 03/14/01                                          24,990       24,990
   3.70%, 03/15/01                                           5,175        5,175
   3.75%, 03/15/01                                          20,040       20,040
   4.00%, 03/15/01                                           7,380        7,380
University of California Board of
  Regents TECP
   3.75%, 02/14/01                                          25,000       25,000
   3.65%, 02/16/01                                          10,000       10,000
   3.70%, 02/20/01                                           5,000        5,000
   3.75%, 03/05/01                                          25,000       25,000
   3.65%, 03/08/01                                          15,400       15,400
   3.75%, 03/08/01                                           6,000        6,000
   3.65%, 04/05/01                                          15,155       15,155
   3.70%, 06/19/01                                          20,000       20,000
                                                                     ----------
                                                                      1,085,760
                                                                     ----------
PUERTO RICO -- 3.0%
Puerto Rico Goverment Development
  Bank TECP
   3.95%, 01/05/01                                           6,360        6,360
   3.75%, 01/11/01                                          28,800       28,800
   3.75%, 01/17/01                                          20,000       20,000
   3.85%, 02/08/01                                           4,000        4,000
   3.95%, 03/05/01                                           3,576        3,576
   3.75%, 03/08/01                                          36,916       36,916
   3.85%, 03/21/01                                          45,000       45,000
   3.90%, 04/05/01                                          17,229       17,229
   4.00%, 04/05/01                                          11,000       11,000
   3.75%, 05/08/01                                          10,555       10,555
                                                                     ----------
                                                                        183,436
                                                                     ----------
TOTAL TAX-EXEMPT
  COMMERCIAL PAPER
  (Cost $1,269,196)                                                   1,269,196
                                                                     ----------
VARIABLE RATE TENDER OPTION BONDS -- 12.2% (a)(b)(f)
CALIFORNIA -- 10.2%
Big Bear Lake, California Water Revenue
  TOBP (PA- 597)
   4.34%, 01/07/01                                           8,445        8,445
California Educational Facilities
  Authority RB TOB Series 413
   4.24%, 01/07/01                                           8,995        8,995

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
California HFA Home Mortgage RB TOB
   4.34%, 01/07/01                                        $  4,785   $    4,785
California HFA Revenue TOB
  Series 1997E
   4.34%, 01/07/01                                           9,460        9,460
California State GO TOB Series 194
   4.23%, 01/07/01                                           4,120        4,120
California State GO TOB Series 195
   4.23%, 01/07/01                                           4,000        4,000
California State GO TOB Series 1999M
   4.20%, 01/07/01                                          46,000       46,000
California State GO TOB Series 2000XX
  (Merlot)
   4.20%, 01/07/01                                           7,300        7,300
California State GO TOBP (PA-676)
   4.34%, 01/07/01                                          19,495       19,495
California State GO TOBP (PA-779R)
   4.34%, 01/07/01                                          11,995       11,995
California State GO TOBP (PT-153)
   4.41%, 01/07/01                                           4,995        4,995
California State GO TOBP (PT-1070)
   4.34%, 01/07/01                                           8,565        8,565
California State GO TOBP (PT-1072)
   4.34%, 01/07/01                                           9,565        9,565
California State GO TOBP (PT-1236)
   4.34%, 01/07/01                                          15,800       15,800
California State GO TOBP (PT-1252)
   4.34%, 01/07/01                                          34,045       34,045
California State Government Eagle TOB
  Series 1997C
   4.34%, 01/07/01                                          10,900       10,900
California State Government Eagle TOB
  Series 2000
   4.34%, 01/07/01                                          37,700       37,700
California State HFA RB TOBP (PA-540R)
   4.34%, 01/07/01                                           4,995        4,995
California State Public Works Board
  Lease Revenue TOB Series 1999F
   4.20%, 01/07/01                                           9,985        9,985
California State Putters TOB Series 132
   4.17%, 01/07/01                                          46,950       46,950
California Statewide Community
  Developement Authority COP TOB
  Series 1999E
   4.20%, 01/07/01                                           5,000        5,000
Foothill-De Anza, California Community
  College District Merlot TOB
  Series 2000YY
   4.20%, 01/07/01                                          10,000       10,000


                                                            Par        Value
                                                          --------   ----------
Los Angeles County, California
  Metropolitan Transit Authority TOB
   4.20%, 01/07/01                                        $ 23,830   $   23,830
Los Angeles, California Department of
  Water & Power Electric Plant TOB
  Series 1
   4.20%, 01/07/01                                          19,995       19,995
Los Angeles, California Department of
  Water & Power Electric Plant TOB
  Series 370
   4.44%, 01/07/01                                          15,000       15,000
Los Angeles, California Department of
  Water & Power Revenue TOB Series L
   4.20%, 01/07/01                                          20,390       20,390
Los Angeles, California TOBP (PA-554)
   4.34%, 01/07/01                                           3,150        3,150
Metropolitan Water District of Southern
  California Water Works Revenue TOBP
  (PA-546)
   4.34%, 01/07/01                                           4,750        4,750
Metropolitan Water District of Southern
  California Water Works Revenue TOB
  Series 154
   4.24%, 01/07/01                                          10,000       10,000
Metropolitan Water District of Southern
  California Water Works Revenue TOB
  Series 1999O
   4.20%, 01/07/01                                          16,000       16,000
Oakland Port, California Merlot TOB
  (First Union) Series 2000JJ
   4.25%, 01/07/01                                          15,000       15,000
Oakland, California Revenue TOB
  (180 Harrison Foundation Project)
  Series 2000M
   4.20%, 01/07/01                                           3,000        3,000
Palo Alto, California Unified School
  District TOB (Merlot Project) Series R
   4.20%, 01/07/01                                           6,000        6,000
Port of Oakland, California TOBP (PA-663)
   4.41%, 01/07/01                                           6,310        6,310
Sacramento County, California
  Sanitation District Financing Authority
  TOB Series 366
   4.28%, 01/07/01                                          28,945       28,945
Sacramento County, California
  Sanitation District Financing Authority
  TOBP (PA-694)
   4.34%, 01/07/01                                           6,090        6,090

                                                            Par        Value
                                                          --------   ----------
San Francisco, California City & County
  Airports Commission International
  Airports Revenue TOB Series 1998-31
   4.39%, 01/07/01                                        $ 14,350   $   14,350
San Francisco, California City & County
  Airports Commission International
  Airports Revenue TOB Series 2000-429
   4.33%, 01/07/01                                           8,485        8,485
San Francisco, California City & County
  Airports Commission International
  Airports Revenue TOBP (PA-662)
   4.41%, 01/07/01                                          12,670       12,670
Santa Clara Valley, California Water
  District COP Series 411
   4.24%, 01/07/01                                          15,120       15,120
South Orange County, California Public
  Financing Authority Special Tax RB TOB
  Putters Series 146
   4.14%, 01/07/01                                          10,000       10,000
State of California, Merlot GO TOB
  Series 2000A
   4.25%, 01/07/01                                          18,065       18,065
University of California Board of Regents
  Eagle TOB
   4.34%, 01/07/01                                           6,430        6,430
University of California Board of Regents
  TOBP (PT-1057)
   4.34%, 01/07/01                                          34,505       34,505
                                                                     ----------
                                                                        621,180
                                                                     ----------
PUERTO RICO-- 2.0%
Puerto Rico Commonwealth Highway &
  Transportation Authority Transportation
  Revenue Merlot TOB Series 2000FFF
   4.20%, 01/07/01                                           5,000        5,000
Puerto Rico Commonwealth
  Infrastructure Eagle TOB Series 2000
   4.94%, 01/07/01                                          37,210       37,210
Puerto Rico Commonwealth
  Infrastructure Financing Authority
  TOBP (PA-498 )
   4.34%, 01/07/01                                           3,930        3,930
Puerto Rico Commonwealth
  Infrastructure Financing Authority
  TOBP (PA-782)
   4.34%, 01/07/01                                          37,840       37,840


                                                            Par        Value
                                                          --------   ----------
Puerto Rico Commonwealth TOBP
  (PA-652)
   4.34%, 01/07/01                                        $  8,730   $    8,730
Puerto Rico Commonwealth TOB
  Series 3
   4.44%, 01/07/01                                          21,795       21,795
Puerto Rico Electric Power Authority
  RB Putters TOB
   4.14%, 01/07/01                                           5,000        5,000
                                                                     ----------
                                                                        119,505
                                                                     ----------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $740,685)                                                       740,685
                                                                     ----------
TAX & REVENUE ANTICIPATION NOTES -- 9.6% (c)
Berkeley, California TRAN
   3.68%, 12/17/01                                          15,000       15,096
California Community College Financing
  Authority TRAN Series A
   4.24%, 06/29/01                                          35,705       35,833
California Statewide Community
  Development Authority RB TRAN
  Series A
   4.27%, 06/29/01                                          23,500       23,608
Folsom Cordova, California Unified
  School Districts TRAN
   3.93%, 03/01/01                                           3,800        3,803
Fremont, California TRAN
   4.27%, 07/10/01                                           9,000        9,033
Los Angeles County, California Schools
  Pooled Financing Program Participation
  Certificates Pooled TRAN Series A
   4.27%, 07/02/01                                          41,250       41,394
Los Angeles County, California TRAN
  Series A
   4.15%, 06/29/01                                         100,000      100,400
Los Rios, California Community College
  District TRAN
   3.72%, 10/24/01                                          22,000       22,134
Marin County, California TRAN
   4.18%, 06/29/01                                          33,000       33,127
Moreno Valley, California Unified School
  District TRAN
   4.00%, 08/15/01                                          10,000       10,045
Mt. Diablo, California Unified School
  District TRAN
   3.77%, 01/19/01                                           9,600        9,604

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          --------   ----------
Oakland California Unified School
  District Alameda County TRAN
   3.68%, 10/11/01                                        $ 40,000   $   40,245
Oakland, California TRAN
   4.14%, 07/24/01                                          63,000       63,291
San Diego, California County & School
  District TRAN
   4.22%, 06/29/01                                          48,715       48,894
San Francisco, California City &
  County Unified School Distric TRAN
   3.71%, 12/13/01                                          17,500       17,607
San Joaquin County, California TRAN
   3.72%, 10/01/01                                          31,000       31,228
Santa Cruz County, California TRAN
   4.16%, 07/05/01                                          26,490       26,598
South Coast, California Local Education
  Agency Pooled TRAN
   4.23%, 07/03/01                                          50,000       50,185
                                                                     ----------
TOTAL TAX & REVENUE
  ANTICIPATION NOTES
  (Cost $582,125)                                                       582,125
                                                                     ----------
REVENUE BONDS -- 7.5% (c)
California HFA Home Mortgage RB
  Series 2000I
   4.05%, 06/01/01                                          20,000       20,000
California HFA RB (Children's Hospital
  L.A.) Series 1991A
   4.03%, 06/01/01                                           3,330        3,437
California School Cash Reserve Program
  Authority Pooled RB Series A (f)
   3.71%, 07/03/01                                          45,000       45,329
   4.15%, 07/03/01                                          71,500       71,876
   4.27%, 07/03/01                                         250,000      251,177
California State Public Works Board
  Lease RB (California Community
  Colleges) Series 1997A
   3.85%, 04/01/01                                           4,230        4,242
Central Valley Financing Authority,
  California Cogernation Project
  Revenue Refunding Bond (Carson
  Ice-Gen Project) (f)
   3.76%, 07/01/01                                           8,885        8,916
Contra Costa County, California
  Transportation Authority Sales Tax RB
  Series 1995A (f)
   3.64%, 03/01/01                                           1,000        1,002


                                                            Par        Value
                                                          --------   ----------
Kings River, California Conservation
  District RB (Pine Flat Power Project)
  Series 1992D
   3.58%, 01/01/01                                        $  4,960   $    4,960
Long Beach, California Harbor RB
   3.90%, 05/15/01                                           4,490        4,499
Los Angeles County, California Public
  Works Financing Authority Lease
  Revenue Refunding Bonds (Master
  Refund Project) Series 1997A
   3.62%, 03/01/01                                           7,000        7,015
Los Angeles County, California
  Transportation Commission Sales Tax
  RB Series A
   3.96%, 07/01/01                                           5,400        5,584
Los Angeles, California Department of
  Airports Airport RB (Los Angeles
  International Airport) Series 1995D (f)
   3.00%, 05/15/01                                          10,000       10,090
Los Angeles, California Municipal
  Improvement Corp. RB (Sanitation
  Equipment Charge Project) Series 1999A
   3.58%, 02/01/01                                           3,325        3,326
Northern California Power Agency
  Revenue Refunding Bonds (Geothermal
  Project No. 3) Series B (f)
   3.19%, 07/01/01                                           6,455        6,502
Rancho, California Water District
  Financing Authority Revenue Refunding
  Fixed Option Bonds (f)
   4.07%, 09/11/01                                           6,000        6,212
Riverside County, California Public
  Financing Authority Special Tax RB
  Senior Lein Bonds Series 1995A (e)(f)
   4.15%, 09/01/01                                           1,750        1,753
                                                                     ----------
TOTAL REVENUE BONDS
  (Cost $455,920)                                                       455,920
                                                                     ----------
FIXED RATE TENDER OPTION BONDS -- 1.5% (c)(f)
CALIFORNIA -- 0.2%
California HFA Revenue TOB Series R (a)
   4.00%, 05/17/01                                           9,995        9,995
California State TOBP (PT-1170) (e)
   4.15%, 03/22/01                                           4,785        4,785
                                                                     ----------
                                                                         14,780
                                                                     ----------

                                                            Par        Value
                                                          --------   ----------
PUERTO RICO -- 1.3%
Puerto Rico Commonwealth
  Infrastructure Financing Authority
  TOBP (PT-1028) (e)
   4.05%, 01/10/01                                        $ 32,865   $   32,865
Puerto Rico Commonwealth
  Infrastructure Financing Authority
  TOBP (PT-1086) (e)
   4.05%, 01/10/01                                          32,450       32,450
Puerto Rico Housing Finance
  Corporation RB TOB Series J (e)
   3.70%, 04/12/01                                           9,900        9,900
Puerto Rico Housing Finance
  Corporation RB TOB Series R (e)
   3.80%, 09/06/01                                           4,675        4,675
                                                                     ----------
                                                                         79,890
                                                                     ----------
TOTAL FIXED RATE TENDER OPTION BONDS
  (Cost $94,670)                                                         94,670
                                                                     ----------
GENERAL OBLIGATIONS -- 1.5% (c)
CALIFORNIA -- 1.4%
California State GO
   3.57%, 02/01/01                                          10,100       10,104
   3.65%, 10/01/01                                          15,000       15,147
   3.68%, 10/01/01                                          38,190       38,551
Fremont, California Capital Project GO
  Series B
   3.89%, 03/01/01                                          20,940       20,960
                                                                     ----------
                                                                         84,762
                                                                     ----------
PUERTO RICO -- 0.1%
Puerto Rico Commonwealth Public
  Improvement GO Series B
   4.13%, 07/01/01                                           5,470        5,507
                                                                     ----------
TOTAL GENERAL OBLIGATIONS
  (Cost $90,269)                                                         90,269
                                                                     ----------
BOND ANTICIPATION NOTES -- 0.7% (c)
Fresno, California Unified School District BAN
   3.74%, 02/01/01                                          45,000       45,028
                                                                     ----------
TOTAL BOND ANTICIPATION NOTES
  (Cost $45,028)                                                         45,028
                                                                     ----------


                                                            Par        Value
                                                          --------   ----------
CERTIFICATES OF PARTICIPATION -- 0.2% (c)
Eastern Municipal Water District
  California Water and Sewer Revenue
  COP (f)
   4.15%, 07/01/01                                        $  5,000   $    5,154
Orange County, California Municipal
  District Water Facilities COP (Allen-
  McColloch Pipeline Project)
  Series 1996 (e)(f)
   4.18%, 07/01/01                                           3,000        3,006
San Bernardino County, California COP
  (Capital Facilities Project) Series B
   4.14%, 08/01/01                                           1,950        2,017
                                                                     ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $10,177)                                                         10,177
                                                                     ----------
ZERO COUPON BONDS -- 0.2% (c)
San Joaquin Hills, California
  Transportation Corridor Agency Toll
  Road RB
   3.90%, 01/01/01                                           9,100        9,100
                                                                     ----------
TOTAL ZERO COUPON BONDS
  (Cost $9,100)                                                           9,100
                                                                     ----------
OTHER INVESTMENT COMPANIES-- 0.0% (g)
Provident Institutional Funds -
  California Money Fund Portfolio
   3.66%                                                       176          176
                                                                     ----------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $176)                                                               176
                                                                     ----------
TOTAL INVESTMENTS -- 98.6%
  (Cost $6,005,320)                                                   6,005,320
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 1.4%
  Other assets                                                          101,625
  Liabilities                                                           (13,961)
                                                                     ----------
                                                                         87,664
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $6,092,984
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000


                                                            Par         Value
                                                          --------   ----------
VARIABLE RATE OBLIGATIONS -- 41.3% (b)(f)
Albany, New York IDRB (Newkirk
  Products Project) Series 1995A
   4.80%, 01/07/01                                        $  1,000   $    1,000
Babylon, New York IDA Resource
  Recovery (Ogden Martin Project)
  Series 1998
   4.55%, 01/07/01                                          14,800       14,800
Chautaqua County, New York IDA Civic
  Facilities RB (Jamestown Center City
  Development Project) Series 2000A
   4.80%, 01/07/01                                           4,000        4,000
Chenango County, New York IDA IDRB
  (Baille Lumber Project) Series 2000A
   5.10%, 01/07/01                                           5,851        5,851
Duchess County, New York IDA IDRB
  (Mechtroncis Corp. Project) Series 1998
   4.95%, 01/07/01                                           3,525        3,525
Dutchess County, New York IDA (Trinity
  Pawling School Corp. Project)
   4.80%, 01/07/01                                           3,400        3,400
Herkimer County, New York IDA Civic
  Facilities RB (Templeton Foundation
  Project)
   5.00%, 01/07/01                                           2,200        2,200
Long Island, New York Power Authority
  Electrical Systems RB Series 1998-2
   4.60%, 01/07/01                                          31,050       31,050
Long Island, New York Power Authority
  Electrical Systems RB Series 1998-5
   4.90%, 01/01/01                                          16,900       16,900
Long Island, New York Power Authority
  Electrical Systems RB Series 1998B-7
   4.45%, 01/07/01                                           3,200        3,200
Monroe County, New York IDRB (ENBI
  Corp. Lease Rent Project) Series 1988
   4.65%, 01/07/01                                           2,000        2,000
New York City, New York GO Series 1993A8
   4.95%, 01/01/01                                           1,000        1,000
New York City, New York GO Series 1994B3
   4.95%, 01/01/01                                           2,600        2,600
New York City, New York GO Series B7
   4.95%, 01/01/01                                           8,100        8,100
New York City, New York GO Series D22
   4.65%, 01/07/01                                           4,300        4,300


                                                            Par         Value
                                                          --------   ----------
New York City, New York Health &
  Hospitals Corp. RB (Health Systems)
  Series 1997A
   4.60%, 01/07/01                                        $  2,500   $    2,500
New York City, New York Housing
  Development Corp. M/F Housing RB
  (100 Jane Street Development Project)
  Series A
   4.65%, 01/07/01                                           6,525        6,525
New York City, New York Housing
  Development Corp. M/F Housing RB
  (15th Street Development Project)
   4.70%, 01/07/01                                          23,000       23,000
New York City, New York Housing
  Development Corp. M/F Housing RB
  (One Columbus Project) Series A
   4.65%, 01/07/01                                          32,800       32,800
New York City, New York Housing
  Development Corp. M/F Housing RB
  (Related Broadway Development)
  Series A
   4.65%, 01/07/01                                          31,000       31,000
New York City, New York IDA Civic Facility
  RB (Jewish Board of Family Services
  Project)
   4.85%, 01/07/01                                          15,820       15,820
New York City, New York IDA Special
  Facility RB (Korean Airlines Co. Project)
  Series 1997A
   4.75%, 01/07/01                                           8,200        8,200
New York City, New York M/F Rental
  Housing RB (Tribeca Tower Project)
  Series 1997A
   4.50%, 01/07/01                                          26,900       26,900
New York City, New York Municipal Water
  Finance Authority Water & Sewer
  System RB Series 1992C
   4.95%, 01/01/01                                           7,900        7,900
New York City, New York Municipal Water
  Finance Authority Water & Sewer
  System RB Series 1993C
   4.95%, 01/01/01                                          13,800       13,800
New York City, New York Municipal Water
  Finance Authority Water & Sewer
  System RB Series 1994G
   4.90%, 01/01/01                                           8,000        8,000

                                                            Par         Value
                                                          --------   ----------
New York City, New York Transit Cultural
  Resource RB (American Museum of
  Natural History Project) Series 1993A
   4.55%, 01/07/01                                        $  5,475   $    5,475
New York State Dormitory Authority RB
  (New York Foundling Charitable Project)
   4.65%, 01/07/01                                             800          800
New York State Energy Research &
  Development Authority Pollution
  Control RB
   5.00%, 01/01/01                                           3,600        3,600
New York State HFA Housing RB (101
  West End Avenue Project) Series 1999A
   4.75%, 01/07/01                                           7,800        7,800
New York State HFA Housing RB (345 East
  94th Street Housing Project)
   4.65%, 01/07/01                                          13,800       13,800
New York State HFA Housing RB (Chelsea
  Arms Housing Project) Series 1998A
   4.70%, 01/07/01                                          18,000       18,000
New York State HFA Housing RB
  (East 84th Street Project) Series 1995A
   4.55%, 01/07/01                                           1,500        1,500
New York State HFA Housing RB (Union
  Square South Housing Project)
   4.60%, 01/07/01                                          26,200       26,200
New York State HFA M/F Housing RB
  Series 1999A
   4.65%, 01/07/01                                          15,500       15,500
New York State HFA RB (150 East 44th
  Street Project) Series 2000A
   4.75%, 01/07/01                                          25,000       25,000
New York State HFA RB (70 Battery Place
  Project) Series 1999A
   4.65%, 01/07/01                                           8,500        8,500
New York State HFA RB (Normandie
  Court Project) Series 1991
   4.60%, 01/07/01                                           3,290        3,290
New York State HFA RB (Tribeca Landing)
  Series 1997A
   4.60%, 01/07/01                                           4,500        4,500
   4.70%, 01/07/01                                          13,000       13,000
New York State Local Government
  Assistance Corp. RB Series 1995D
   4.60%, 01/07/01                                           7,900        7,900


                                                            Par         Value
                                                          --------   ----------
New York State Local Government
  Assistance Corp. RB Series 1995E
   4.60%, 01/07/01                                        $  9,000   $    9,000
New York State Medical Care Facilities
  Financing Agency RB (Pooled
  Equipment Loan Program 1)
   4.55%, 01/07/01                                           2,900        2,900
New York State Power Authority Series 5
   4.50%, 01/07/01                                          10,000       10,000
New York State Triborough Bridge &
  Tunnel Authority RB Series 1999C
   4.50%, 01/07/01                                          13,300       13,300
New York State Triborough Bridge &
  Tunnel Authority Special Obligation RB
  Series C
   4.55%, 01/07/01                                          10,000       10,000
Newburgh, New York IDA IDRB (Bourne
  and Kenney Project) Series 1999B
   4.80%, 01/07/01                                           4,000        4,000
Niagara County, New York IDRB
  (Allegheny Ludlum Steel Co. Project)
  Series 1984
   4.60%, 01/07/01                                          10,000       10,000
Poughkeepsie, New York IDA IDRB
  (Eastman & Bixby Project) Series 2000B
   4.80%, 01/07/01                                           2,000        2,000
Schenectady, New York IDRB (Fortitech
  Holding Corp. Project) Series 1995A
   4.80%, 01/07/01                                           1,100        1,100
Town of Islip, New York IDRB (Magnum
  Realty Creative Bath Products Project)
   4.55%, 01/07/01                                           1,310        1,310
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1989
   4.80%, 01/07/01                                           1,400        1,400
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1991
   4.80%, 01/07/01                                             700          700
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1994
   4.80%, 01/07/01                                           1,820        1,820
                                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $502,766)                                                       502,766
                                                                     ----------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000


                                                            Par         Value
                                                          --------   ----------
VARIABLE RATE TENDER OPTION BONDS -- 21.6% (a)(c)(f)
Long Island, New York Power Authority
  Electric System RB TOBP (PA-522)
   4.90%, 01/07/01                                        $ 21,000   $   21,000
Long Island, New York Power Authority
  Electric System RB TOB Series 1998A
   4.86%, 01/07/01                                           1,900        1,900
New York City, New York GO Series 394
   4.84%, 01/07/01                                           6,920        6,920
New York City, New York GO Series F
   4.89%, 01/07/01                                           3,395        3,395
New York City, New York GO TOB
  (CoreStates Merlot Program Project)
  Series 1997C
   4.65%, 01/07/01                                          26,000       26,000
New York City, New York Health and
  Hospital Corp. RB TOBP (PA-555)
   4.84%, 01/07/01                                          17,620       17,620
New York City, New York Industrial
  Development Agency IDA RB TOBP
  (PT-459)
   4.89%, 01/07/01                                           4,445        4,445
New York City, New York Municipal
  Financing Authority Water & Sewer
  System RB TOB
   4.84%, 01/07/01                                           4,995        4,995
New York City, New York Municipal
  Acceptance Corp. TOB
   4.84%, 01/07/01                                          23,445       23,445
New York City, New York Municipal Water
  Finance Authority Water & Sewer
  Systems Revenue TOBP (PA-523)
  Series 1999B
   4.84%, 01/07/01                                          18,235       18,235
New York City, New York Transitional
  Finance Authority Revenue TOB
  Series 283
   4.84%, 01/07/01                                           3,700        3,700
New York City, New York Transitional
  Finance Authority TOB
   4.86%, 01/07/01                                          28,720       28,720
New York Local Government Assistance
  Corp. TOBP (PT-1055) Series 1997B
   4.35%, 01/07/01                                           9,615        9,615



                                                            Par         Value
                                                          --------   ----------
New York State Dormitory Authority RB
  TOB (Montefiore Medical Center Project)
  Series 156
   4.87%, 01/07/01                                        $  1,525   $    1,525
New York State Dormitory Authority TOB
   4.86%, 01/07/01                                          12,375       12,375
New York State Energy Research &
  Development Authority TOB (Eagle
  Trust) Series 1994A
   4.86%, 01/07/01                                          14,850       14,850
New York State Energy Research &
  Development Authority Gas Facilities RB
  TOB Series 379
   4.89%, 01/07/01                                          14,125       14,125
New York State Environmental Pollution
  Control RB TOB (96-C3202) Series 1994D
   4.86%, 01/07/01                                          17,050       17,050
New York State Medical Care Facility
  TOBP (PT-154)
   4.84%, 01/07/01                                           3,175        3,175
New York State Mortgage Agency RB TOB
  Merlots Series BO3
   4.63%, 01/07/01                                           4,800        4,800
New York State Mortgage Agency TOB
  Series 1999F
   4.84%, 01/07/01                                          24,795       24,795
                                                                     ----------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $262,685)                                                       262,685
                                                                     ----------
TAX-EXEMPT COMMERCIAL PAPER -- 8.2% (c)
Long Island, New York Power Authority
  Electric TECP
   4.30%, 01/17/01                                          20,000       20,000
   4.15%, 03/08/01                                          10,200       10,200
New York City, New York GO TECP
  Series 1994H-3
   4.25%, 02/12/01                                          12,000       12,000
New York State Environmental Quality
  TECP
   4.20%, 02/01/01                                           3,000        3,000
   4.25%, 02/01/01                                           1,000        1,000
   4.10%, 02/07/01                                          38,400       38,400
   4.15%, 02/14/01                                           4,300        4,300

                                                            Par         Value
                                                          --------   ----------
New York State Power Authority
  Series 8 TECP
   4.15%, 03/08/01                                        $ 11,450   $   11,450
                                                                     ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $100,350)                                                       100,350
                                                                     ----------
REVENUE BONDS -- 7.3% (c)
Municipal Assistance Corp. for the City of
  New York, New York RB Series 1998M
   4.05%, 07/01/01                                           5,000        5,023
New York City, New York Transit Cultural
  Resources RB (American Museum of
  Natural History Project) Series 1999B (f)
   4.50%, 07/01/01                                           8,000        8,000
New York State Energy Research &
  Development Authority Pollution
  Control RB (New York State Electric &
  Gas Project) Series B (f)
   4.25%, 10/15/01                                          12,875       12,875
New York State Local Assistance Corp. RB
  Series 1991A
   4.65%, 04/01/01                                           1,000        1,026
New York State Local Assistance Corp. RB
  Series 1991C
   4.19%, 04/01/01                                          11,630       11,938
New York State Power Authority RB
  Series 2000A
   4.18%, 01/07/01                                           5,500        5,538
New York State Power Authority Revenue
  & General Purpose Refunding Bond
  Series 1991Z
   4.14%, 01/01/02                                           5,000        5,210
New York State Thruway Authority Highway
  & Bridge Authority RB Series 2000A
   4.24%, 04/01/01                                          15,870       15,889
New York State Urban Development Corp.
  RB
   4.22%, 04/01/01                                          17,250       17,727
New York State Urban Development Corp.
  RB (Correctional Facilities Service
  Contract) Series 1998B
   4.30%, 01/01/01                                           3,500        3,500
New York Triborough Bridge & Tunnel
  Authority RB Series 1991T
   4.03%, 01/01/01                                           1,810        1,810
                                                                     ----------
TOTAL REVENUE BONDS
  (Cost $88,536)                                                         88,536
                                                                     ----------


                                                            Par         Value
                                                          --------   ----------
FIXED RATE TENDER OPTION BONDS -- 7.2% (c)(e)(f)
New York Local Government Assistance
  Corp. TOB Series 2000-23
   4.13%, 05/02/01                                        $ 20,965   $   20,965
New York State Dormitory Authority RB
  TOB Series 2000-15
   4.35%, 07/18/01                                          47,030       47,030
New York State Mortgage Agency RB TOB
  (Homeowners Mortgage)
  Series 77-A /(Bank of America LOC)
   4.45%, 01/07/01                                          14,115       14,115
New York State Mortgage Agency
  Revenue TOBP (PT-260)
   4.45%, 05/14/01                                           5,560        5,560
                                                                     ----------
TOTAL FIXED RATE TENDER OPTION BONDS
  (Cost $87,670)                                                         87,670
                                                                     ----------
REVENUE ANTICIPATION NOTES -- 4.7% (c)
Nassau County, New York RAN Series D
   4.48%, 04/12/01                                           7,100        7,129
New York City, New York RAN Series A
   4.22%, 04/12/01                                          35,000       35,074
   4.25%, 04/12/01                                          15,000       15,031
                                                                     ----------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $57,234)                                                         57,234
                                                                     ----------
BOND ANTICIPATION NOTES -- 3.8% (c)
Clinton County, New York BAN
   4.40%, 07/27/01                                           9,906        9,925
Islip, New York BAN
   4.43%, 06/22/01                                           6,550        6,567
Ithaca, New York BAN
   3.98%, 01/19/01                                          12,977       12,980
Nassau County, New York Interim Finance
  Authority BAN Series 2000A-1
   4.10%, 09/28/01                                          11,000       11,071
   4.10%, 12/19/01                                           5,400        5,445
                                                                     ----------
TOTAL BOND ANTICIPATION NOTES
  (Cost $45,988)                                                         45,988
                                                                     ----------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par         Value
                                                          --------   ----------
TAX ANTICIPATION NOTES -- 3.7% (c)
Harrison, New York Central School
  District TAN
   4.37%, 06/29/01                                        $  4,000   $    4,012
Jericho, New York Union Free School
  District TAN
   4.47%, 06/28/01                                           6,500        6,516
Smithtown, New York Central School
  District TAN
   4.37%, 06/26/01                                           9,000        9,026
Suffolk County, New York TAN (d)
   4.00%, 08/14/01                                          25,000       25,075
                                                                     ----------
TOTAL TAX ANTICIPATION NOTES
  (Cost $44,629)                                                         44,629
                                                                     ----------
MANDATORY PUT BONDS -- 2.1% (c)
New York State GO (Environmental
  Quality Project) Series G
   4.30%, 10/04/01                                           4,800        4,800
New York State GO Series A
   4.40%, 02/08/01                                          21,000       21,000
                                                                     ----------
TOTAL MANDATORY PUT BONDS
  (Cost $25,800)                                                         25,800
                                                                     ----------
GENERAL OBLIGATIONS -- 1.8% (c)
Nassau County, New York GO
  Series 1999C (f)
   4.20%, 01/01/01                                           2,250        2,250
New York City, New York GO
  Series 1990B
   4.40%, 06/01/01                                           5,170        5,300
New York City, New York GO
  Series 1992C-1 (f)
   4.30%, 08/01/01                                           8,275        8,354
New York City, New York GO
  Series 1995C
   4.25%, 08/15/01                                           5,580        5,680
                                                                     ----------
TOTAL GENERAL OBLIGATIONS
  (Cost $21,584)                                                         21,584
                                                                     ----------


                                                            Par         Value
                                                          --------   ----------
OTHER INVESTMENT COMPANIES -- 0.0% (g)
Provident Institutional Funds -
  New York Money Fund Portfolio
   4.13%                                                  $    433   $      433
                                                                     ----------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $433)                                                               433
                                                                     ----------
TOTAL INVESTMENTS -- 101.7%
  (Cost $1,237,675)                                                   1,237,675
                                                                     ----------
OTHER ASSETS ANDLIABILITIES -- (1.7%)
  Other assets                                                           17,806
  Liabilities                                                           (38,804)
                                                                     ----------
                                                                        (20,998)
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $1,216,677
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000

                                                            Par          Value
                                                          --------     --------
VARIABLE RATE OBLIGATIONS -- 32.4% (b)(f)
DELAWARE -- 1.2%
Delaware River & Bay Authority, Delaware
  RB Series B
   4.50%, 01/07/01                                        $  3,700     $  3,700
                                                                       --------
NEW JERSEY -- 30.4%
Essex County, New Jersey Public
  Improvement Authority RB (County
  Asset Sale Project) Series 1995
   4.60%, 01/07/01                                           6,250        6,250
Monmouth County, New Jersey
  Improvement Authority Pooled
  Government Loan Progam
   4.50%, 01/07/01                                           6,000        6,000
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (New Jersey Natural Gas Co.)
  Series 1998C
   4.60%, 01/07/01                                           1,800        1,800
New Jersey Economic Development
  Authority Natural Gas Facilities Revenue
  Refunding Bonds (New Jersey Natural
  Gas Co.) Series 1998B
   4.60%, 01/07/01                                           2,000        2,000
New Jersey Economic Development
  Authority RB (500 International
  Partners Project)
   4.80%, 01/07/01                                           5,800        5,800
New Jersey Economic Development
  Authority RB (Catholic Community
  Services Project)
   4.60%, 01/07/01                                           4,850        4,850
New Jersey Economic Development
  Authority RB (Graphic Management,
  Inc. Project)
   4.60%, 01/07/01                                           5,975        5,975
New Jersey Economic Development
  Authority RB (Hamilton Industrial
  Development Project) Series 1998
   4.75%, 01/07/01                                           6,730        6,730
New Jersey Economic Development
  Authority RB (Jewish Home Rockleigh
  Project) Series 1998
   4.80%, 01/07/01                                           5,000        5,000
New Jersey Economic Development
  Authority RB (Job Haines Home Project)
   4.60%, 01/07/01                                           4,000        4,000


                                                            Par          Value
                                                          --------     --------
New Jersey Economic Development
  Authority RB (Public Service Electric &
  Gas Company Project) Series 1995A
   4.70%, 01/07/01                                        $  1,700     $  1,700
New Jersey Economic Development
  Authority RB (St. James Prep & Social
  Service Project) Series 1998
   4.65%, 01/07/01                                           1,890        1,890
New Jersey Economic Development
  Authority RB (Toys R Us, Inc. Project)
  Series 1984
   4.60%, 01/30/01                                           3,000        3,000
New Jersey Economic Development
  Authority RB (Wechsler Coffee Corp.
  Project) Series 1998
   4.80%, 01/07/01                                           1,315        1,315
New Jersey Economic Development
  Authority Revenue Refunding Bonds
  (Airis Newark, LLC Project)
   4.65%, 01/07/01                                           1,500        1,500
New Jersey Economic Development
  Authority Thermal Energy Facilities RB
  (Thermal Energy, Ltd. Partnership I
  Project) Series 1997
   4.65%, 01/07/01                                           4,750        4,750
New Jersey Health Care Facilities
  Financing Authority RB (Hackettstown
  Community Hospital Project)
   4.60%, 01/07/01                                           3,000        3,000
New Jersey Health Care Facilities
  Financing Authority RB (Princeton
  Medical Center Project) Series 1999A-3
   4.70%, 01/07/01                                           4,100        4,100
New Jersey Health Care Facilities
  Financing Authority Revenue Refunding
  Bonds (Christian Health Project)
  Series 1998B
   4.50%, 01/07/01                                           6,400        6,400
New Jersey Health Care Facilities
  Financing Authority RB (Hospital
  Capital Asset Financing Project)
  Series 1985A
   4.50%, 01/07/01                                           2,600        2,600
New Jersey Sports & Exposition Authority
  RB Series 1992C
   4.65%, 01/07/01                                           1,000        1,000

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par          Value
                                                          --------     --------
New Jersey State Educational Facilities
  Authority RB (Caldwell College)
  Series 2000B
   4.60%, 01/07/01                                        $  2,300     $  2,300
New Jersey State Turnpike Authority RB
  Series 1991D
   4.50%, 01/07/01                                          15,600       15,600
                                                                       --------
                                                                         97,560
                                                                       --------
PUERTO RICO -- 0.8%
Puerto Rico Commonwealth Highway &
  Transportation Authority Series 1998A
   3.90%, 01/07/01                                           2,600        2,600
                                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $103,860)                                                       103,860
                                                                       --------
VARIABLE RATE TENDER OPTION BONDS -- 27.1% (a)(b)(f)
NEW JERSEY -- 23.7%
Essex County, New Jersey Improvement
  Authority Lease Revenue TOBP (PA-648)
   4.74%, 01/07/01                                           5,995        5,995
New Jersey Economic Development
  Authority Natural Gas Facilities RB TOB
  (Nui Corp. Project) Series 161
   4.81%, 01/07/01                                           1,525        1,525
New Jersey Economic Development
  Authority Natural Gas Facilities
  Revenue TOB Series 371
   4.79%, 01/07/01                                           3,000        3,000
New Jersey Health Care Facilities
  Financing Authority RB TOBP (PA-504)
   4.74%, 01/07/01                                           7,270        7,270
New Jersey State Housing & Mortgage
  Finance Agency RB TOBP (PT-287)
   5.25%, 01/01/01                                           6,245        6,245
New Jersey State TOB Series 316
   4.74%, 01/07/01                                           6,000        6,000
New Jersey State Transportation Corp.
  TOB Series 148
   4.75%, 01/07/01                                           3,000        3,000
New Jersey State Transportation Trust
  Fund Authority TOB Series 2000C
   4.74%, 01/07/01                                          10,400       10,400
New Jersey State Transportation Trust
  Fund Authority TOB Series 203
   4.74%, 01/07/01                                           1,995        1,995


                                                            Par          Value
                                                          --------     --------
New Jersey State Transportation Trust
  Fund Authority TOB Series 204
   4.74%, 01/07/01                                        $ 14,685     $ 14,685
New Jersey State Turnpike Authority
  Turnpike RB TOBP (PT-347)
   4.77%, 01/07/01                                           5,205        5,205
New Jersey Turnpike Authority RB TOB
  (Eagle Trust Project)
   4.84%, 01/07/01                                           5,000        5,000
Port Authority of New York & New Jersey
  TOBP (PA-518)
   4.74%, 01/07/01                                           3,390        3,390
Port Authority of New York and New
  Jersey Special Obligation RB TOB
  Series 805
   4.65%, 01/07/01                                           2,300        2,300
                                                                       --------
                                                                         76,010
                                                                       --------
PENNSYLVANIA -- 3.1%
Delaware River Port Authority of
  Pennsylvania & New Jersey Revenue
  TOBP (PA-611)
   4.74%, 01/07/01                                           9,995        9,995
                                                                       --------
PUERTO RICO -- 0.3%
Puerto Rico Commonwealth Public
  Improvement TOB Series 3
   4.44%, 01/07/01                                           1,000        1,000
                                                                       --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $87,005)                                                         87,005
                                                                       --------
BOND ANTICIPATION NOTES -- 17.2% (c)
East Brunswick Township, New Jersey BAN
   3.87%, 01/05/01                                           1,000        1,000
   4.07%, 01/05/01                                           1,000        1,000
   4.09%, 01/05/01                                           4,000        4,000
   4.20%, 01/04/02 (d)                                       4,368        4,385
Fair Lawn, New Jersey BAN
   4.25%, 12/14/01                                           3,145        3,152
Gloucester County, New Jersey BAN
  Series 2000A
   4.28%, 07/31/01                                           5,300        5,314
Passaic County, New Jersey BAN
   4.20%, 03/30/01                                           4,000        4,003
   4.40%, 03/30/01                                           4,839        4,839
   4.25%, 09/21/01                                           4,000        4,010

                                                            Par          Value
                                                          --------     --------
Princeton, New Jersey BAN
   4.10%, 03/29/01                                        $  2,000     $  2,001
Ringwood, New Jersey BAN
   4.12%, 03/16/01                                           6,373        6,378
South Brunswick Township, New Jersey
  BAN
   4.25%, 11/01/01                                           5,000        5,016
Woodbrdige Township, New Jersey BAN
   4.30%, 07/27/01                                          10,000       10,024
                                                                       --------
TOTAL BOND ANTICIPATION NOTES
  (Cost $55,122)                                                         55,122
                                                                       --------
TAX-EXEMPT COMMERCIAL PAPER -- 9.3% (c)
New Jersey State Transportation
  Commission TECP
   4.10%, 03/07/01                                          21,000       21,000
   4.30%, 04/11/01                                           8,000        8,000
   4.25%, 06/14/01                                           1,000        1,000
                                                                       --------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $30,000)                                                         30,000
                                                                       --------
FIXED RATE TENDER OPTION BONDS -- 6.0% (c)(e)(f)
New Jersey State Housing & Mortgage
  Finance Agency Revenue TOBP (PT-285)
   4.45%, 08/09/01                                          19,060       19,109
                                                                       --------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $19,109)                                                         19,109
                                                                       --------
REVENUE BONDS -- 5.3% (c)
New Jersey Economic Development
  Authority RB (New Jersey Performing
  Arts Center)
   4.20%, 06/15/01                                           1,000        1,031
New Jersey Health Care Facilities RB
  (Ocean County Medical Center) (f)
   4.24%, 07/01/01                                           2,755        2,842
New Jersey State Educational Facilities
  Authority RB (Princeton University)
  Series 2000E
   4.38%, 07/01/01                                           1,425        1,433


                                                            Par          Value
                                                          --------     --------
New Jersey State Highway Authority
  Revenue Refunding Bonds (Garden
  State Parkway Project)
   4.20%, 01/01/01                                        $    420     $    420
New Jersey State Transportation Trust
  Fund Authority Transportation System
  RB Series 1995A (f)
   4.25%, 06/15/01                                           4,715        4,751
New Jersey State Transportation Trust
  Fund Authority Transportation System
  RB Series 1997A
   4.22%, 06/15/01                                           4,405        4,420
New Jersey State Transportation Trust
  Fund Authority Transportation System
  RB Series 1999A
   4.25%, 06/15/01                                           2,000        2,004
                                                                       --------
TOTAL REVENUE BONDS
  (Cost $16,901)                                                         16,901
                                                                       --------
GENERAL OBLIGATIONS -- 2.4% (c)
Monmouth County, New Jersey Refunding
  GO Series 1998B
   4.24%, 08/01/01                                           1,900        1,903
New Jersey State GO Series 1996E
   3.49%, 07/15/01                                           3,750        3,774
New Jersey State Governmental GO
   4.25%, 08/01/01                                           1,900        1,916
                                                                       --------
TOTAL GENERAL OBLIGATIONS
  (Cost $7,593)                                                           7,593
                                                                       --------
TOTAL INVESTMENTS -- 99.7%
  (Cost $319,590)                                                       319,590
                                                                       --------
OTHER ASSETS AND LIABILITIES -- 0.3%
  Other assets                                                            5,511
  Liabilities                                                            (4,496)
                                                                       --------
                                                                          1,015
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $320,605
                                                                       ========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000

                                                            Par        Value
                                                          -------    --------
VARIABLE RATE OBLIGATIONS-- 51.9% (b)(f)
Allegheny County, Pennsylvania IDA RB
  (Saureisen Project)
   5.10%, 01/07/01                                        $ 1,400    $  1,400
Berks County, Pennsylvania IDA RB
  (Beacon Container Project)
   5.05%, 01/07/01                                          1,800       1,800
Bucks County, Pennsylvania IDA RB
  (Klearfold Project)
   5.10%, 01/07/01                                          4,000       4,000
Bucks County, Pennsylvania IDA RB
  (Schuman & Sons Project)
   4.95%, 01/07/01                                          3,055       3,055
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria Cogen
  Co. Project)
   4.80%, 01/07/01                                         10,200      10,200
Central Bucks, Pennsylvania School
  District GO Series 2000A
   4.92%, 01/07/01                                          2,000       2,000
Chester County, Pennsylvania Health &
  Education Facilities Authority RB
  (Simpson Meadows Project) Series 2000
   4.95%, 01/07/01                                          4,000       4,000
Delaware County, Pennsylvania IDA RB
  (YMCA of Philadelphia Project)
  Series 1999
   4.90%, 01/07/01                                          1,745       1,745
Lancaster County, Pennsylvania Hospital
  Authority RB (Brethren Village)
   4.92%, 01/07/01                                          1,700       1,700
Lebanon County, Pennsylvania Health
  Facilities RB (ECC Retirement Village
  Project
   4.92%, 01/07/01                                          1,000       1,000
Montgomery County , Pennsylvania IDA
  Environmental Facilities RB (Lonza, Inc.
  Project)
   4.98%, 01/07/01                                          3,000       3,000
Montgomery County, Pennsylvania M/F
  Housing RB (Glenmore Association)
  Series A
   5.00%, 01/07/01                                          3,500       3,500
North Hampton County, Pennsylvania
  IDA RB (Binney & Smith) Series A
   4.95%, 01/07/01                                          3,250       3,250


                                                            Par        Value
                                                          -------    --------
Northampton County, Pennsylvania IDA
  RB (Binney & Smith) Series B
   4.85%, 01/07/01                                        $   930    $    930
Pennsylvania Economic Development
  Financing Authority Exempt Facilities
  RB (Merck & Company Project)
  Series 2000
   4.94%, 01/07/01                                          5,000       5,000
Pennsylvania Energy Development
  Authority RB (B&W Ebensburg Project)
  Series 1986
   4.80%, 01/07/01                                          9,075       9,075
Pennsylvania Energy Development
  Authority RB (Piney Creek Project)
  Series 1986A
   4.80%, 01/07/01                                          8,000       8,000
Pennsylvania Energy Development
  Authority RB (Piney Creek Project)
  Series 1986C
   4.80%, 01/07/01                                          1,155       1,155
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 1988C
   4.75%, 01/07/01                                          9,000       9,000
Pennsylvania Higher Education Assistance
  Agency Student Loan RB Series 2000A
   5.00%, 01/07/01                                         14,800      14,800
Pennsylvania State Public School Building
  Authority RB Series 1999D
   4.92%, 01/07/01                                          3,255       3,255
Philadelphia, Pennsylvania IDA RB (30th
  Street Station Project) Series 1987
   4.55%, 01/30/01                                          9,650       9,650
Quakertown, Pennsylvania General
  Authority Pooled Financing Program RB
  Series A
   4.75%, 01/07/01                                          5,100       5,100
Washington County, Pennsylvania
  Authority RB (Girard Estate Refunding
  Project) Series 1999J
   4.90%, 01/07/01                                          8,840       8,840
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon Valley
  Crethren Project)
   4.85%, 01/07/01                                          1,120       1,120
                                                                     --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $116,575)                                                     116,575
                                                                     --------

                                                            Par        Value
                                                          -------    --------
VARIABLE RATE TENDER OPTION BONDS -- 12.9% (a)(b)(f)
Delaware County, Pennsylvania TOB
  Series 254
   4.92%, 01/07/01                                        $ 2,958    $  2,958
Pennsylvania Convention Center
  Authority RB TOBP (PT-1224)
   4.87%, 01/07/01                                          4,845       4,845
Pennsylvania HFA S/F Mortgage RB TOBP
  (PT-278) Series 1999-66A
   4.92%, 01/07/01                                          3,925       3,925
Pennsylvania HFA TOB Series 1999U
   4.97%, 01/07/01                                         10,100      10,100
Pennsylvania State GO TOB Series 2000-3
   4.94%, 01/07/01                                          3,700       3,700
Spring Ford Area School District,
  Pennsylvania TOB Series 247
   4.87%, 01/07/01                                          3,500       3,500
                                                                     --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $29,028)                                                       29,028
                                                                     --------
GENERAL OBLIGATIONS -- 11.8% (c)
Pennsylvania State GO 1st Series A
   4.04%, 01/01/01                                          7,005       7,110
   4.21%, 01/01/01                                          1,000       1,015
   4.36%, 01/01/01                                          7,000       7,105
Pennsylvania State GO 2nd Series A
   4.08%, 11/01/01                                          2,750       2,844
Pennsylvania State GO Series 2000
   4.10%, 01/15/01                                          8,500       8,503
                                                                     --------
TOTAL GENERAL OBLIGATIONS
  (Cost $26,577)                                                       26,577
                                                                     --------
REVENUE BONDS -- 10.2% (c)
Allegheny County, Pennsylvania Airport
  Refunding RB (Pittsburgh International
  Airport) Series 1997A-1 (f)
   4.27%, 01/01/02                                          2,000       2,014
Allegheny County, Pennsylvania Airport
  Authority RB (f)
   4.00%, 01/01/01                                          4,125       4,125
Lycoming County, Pennsylvania Authority
  College RB (Pennsylvania College of
  Technology) Series 1993 (f)
   4.17%, 11/01/01                                          2,280       2,314


                                                            Par        Value
                                                          -------    --------
Penn Delco, Pennsylvania School
  District RB
   4.35%, 10/01/01                                        $ 1,000    $  1,007
Pennsylvania State Higher Education
  Facilities Authority RB (Medical College)
  Series 1991A
   4.27%, 03/01/01                                          1,600       1,639
Philadelphia, Pennsylvania Water & Sewer
  RB 16th Series
   1.58%, 08/01/01                                          3,000       3,111
Pittsburgh, Pennsylvania Water & Sewer
  Authority Systems Revenue Refunding
  Bond Series 1991A (f)
   4.25%, 09/01/01                                          2,000       2,022
Southeastern Pennsylvania Transportation
  Authority Special RB
   4.19%, 03/01/01                                          1,295       1,297
Wilkins Area, Pennsylvania IDA RB
  (Fairview Extended Care Project)
  Series 1990A (f)
   5.33%, 01/01/01                                          1,800       1,854
York County, Pennsylvania Hospital
  Authority RB (York Hospital) (f)
   4.40%, 01/01/01                                          3,500       3,570
                                                                     --------
TOTAL REVENUE BONDS
  (Cost $22,953)                                                       22,953
                                                                     --------
FIXED RATE TENDER OPTION BONDS -- 5.4% (c)(e)(f)
Pennsylvania HFA RB TOB Series 1998Y
   4.40%, 05/10/01                                          5,495       5,495
Pennsylvania HFA S/F Mortgage RB TOBP
  (PT-119A) Series 1997
   4.40%, 05/10/01                                          3,646       3,646
Philadelphia, Pennsylvania IDRB TOBP
  (PA-982) (Philadelphia Airport)
  Series 1998A
   4.45%, 03/15/01                                          3,000       3,000
                                                                     --------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $12,141)                                                       12,141
                                                                     --------

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                            Par        Value
                                                          -------    --------
TAX-EXEMPT COMMERCIAL PAPER -- 4.0% (c)
Montgomery County, Pennsylvania IDA
  Pollution Control Revenue Refunding
  TECP (f)
   4.40%, 01/08/01                                        $ 5,900    $  5,900
Philadelphia, Pennsylvania Gas TECP
   4.25%, 03/07/01                                          3,000       3,000
                                                                     --------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $8,900)                                                         8,900
                                                                     --------
TAX AND REVENUE ANTICIPATION NOTES -- 2.7% (c)
Philadelphia, Pennsylvania TRAN
  Series 2000A
   4.36%, 06/29/01                                          6,000       6,018
                                                                     --------
TOTAL TAX AND REVENUE
  ANTICIPATION NOTES
  (Cost $6,018)                                                         6,018
                                                                     --------
TOTAL INVESTMENTS -- 98.9%
  (Cost $222,192)                                                     222,192
                                                                     --------
OTHER ASSETS AND LIABILITIES -- 1.1%
  Other assets                                                          2,584
  Liabilities                                                             (77)
                                                                     --------
                                                                        2,507
                                                                     --------
TOTAL NET ASSETS-- 100.0%                                            $224,699
                                                                     ========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 2000

                                                             Par        Value
                                                           -------   ----------
VARIABLE RATE OBLIGATIONS -- 61.7% (b)(f)
COLORADO -- 0.0%
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1989A
   4.90%, 01/07/01                                         $   100   $      100
                                                                     ----------
FLORIDA -- 60.5%
Alachua County, Florida Health Facilities
  Authority RB (Shands Teaching
  Hospital Clinic Project) Series 1996
   4.75%, 01/07/01                                           2,300        2,300
Bradford County, Florida Health Facilities
  Authority RB (Shands Teaching
  Hospital Clinic Project) Series 1996
   4.75%, 01/07/01                                           6,500        6,500
Brevard County, Florida HFA M/F
  Housing Revenue Refunding Bonds
  (Shore View Apartment Project)
   4.95%, 01/07/01                                           1,000        1,000
Broward County, Florida Educational
  Facilities Authority RB (Nova
  SouthEastern) Series 2000A
   4.70%, 01/07/01                                           5,500        5,500
Broward County, Florida HFA M/F
  Housing RB (Fishermens Landing
  Project)
   4.50%, 01/07/01                                           6,000        6,000
Broward County, Florida HFA M/F
  Housing RB (Landings Inverrary
  Apartments Project) Series 1985
   4.67%, 01/07/01                                           6,600        6,600
Broward County, Florida HFA M/F
  Housing RB (Reflections Airport
  Project) Series 1999
   4.50%, 01/07/01                                          12,000       12,000
Broward County, Florida HFA M/F
  Housing RB (Sanctuary Apartments
  Project) Series 1985
   4.67%, 01/07/01                                          20,500       20,500
Broward County, Florida HFA M/F
  Housing RB (South Pointe Project)
   4.50%, 01/07/01                                           4,100        4,100
Broward County, Florida Suburban Port
  Facilities (Port Everglades Project)
  Series 1998
   4.80%, 01/07/01                                           9,400        9,400


                                                             Par        Value
                                                           -------   ----------
Charlotte County, Florida HFA M/F
  Housing RB (Murdock Circle
  Apartments Project)
   4.72%, 01/07/01                                         $ 7,000   $    7,000
Citrus Park, Florida Community
  Development District Capital
  Improvement Bonds Series 1996
   4.75%, 01/07/01                                           1,740        1,740
Collier County, Florida HFA M/F
  Housing RB (River Beach Project)
  Series 1985
   4.85%, 01/07/01                                           4,300        4,300
Dade County, Florida Aviation
  Series 1984A
   4.75%, 01/07/01                                           2,800        2,800
Dade County, Florida IDA Exempt
  Facilities Revenue Refunding Bond
  (Florida Power & Light Co.)
   4.70%, 01/01/01                                           1,800        1,800
Dade County, Florida IDA RB (Dolphins
  Stadium Project) Series 1985C
   4.55%, 01/07/01                                           1,050        1,050
Dade County, Florida IDA RB (Michael-
  Ann Russell Jewish Community Center
  Project) Series 1997
   4.70%, 01/07/01                                           4,685        4,685
Dade County, Florida Water & Sewer
  System Series 1994
   4.45%, 01/07/01                                           1,700        1,700
Eustis, Florida Multi-Purpose RB
   4.70%, 01/07/01                                           4,000        4,000
Florida Development Finance Corp. IDRB
  (Central Farms, Ltd. Project)
  Series 1999A4
   5.15%, 01/07/01                                           1,640        1,640
Florida Development Finance Corp. IDRB
  (Pioneer Ram Project) Series 1998A3
   5.15%, 01/07/01                                           1,340        1,340
Florida Development Finance Corp. IDRB
  (Schmitt Family Project) Series 1999A2
   5.15%, 01/07/01                                           2,375        2,375
Florida Development Finance Corp. IDRB
  (Sunshine State Project) Series 1999A3
   5.05%, 01/07/01                                           1,500        1,500
Florida Development Finance Corp. IDRB
  (Vutec Corp. Project) Series 1999A1
   5.15%, 01/07/01                                           1,920        1,920

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                             Par        Value
                                                           -------   ----------
Florida HFA M/F Housing RB (Buena
  Vista Project) Series 1985MM
   4.45%, 01/07/01                                         $10,000   $   10,000
Florida HFA Housing RB (Ashley Lake II
  Project) Series 1989J
   4.85%, 01/07/01                                          10,800       10,800
Florida HFA Housing RB (Caribbean Key
  Apartments) Series 1996F
   4.80%, 01/07/01                                           3,400        3,400
Florida HFA Housing RB (Heron Park
  Project) Series 1996U
   4.85%, 01/07/01                                           3,605        3,605
Florida HFA Housing RB (Tiffany Club
  Project) Series 1996P
   4.80%, 01/07/01                                           7,450        7,450
Florida HFA M/F Housing RB (South
  Pointe Project) Series 1998J
   4.75%, 01/07/01                                           4,100        4,100
Florida HFA M/F Housing RB (Waterford
  Pointe) Series 2000E-1
   4.55%, 01/07/01                                           4,155        4,155
Florida Housing Finance Corp. RB
  (Riverside Apartments)
   4.55%, 01/07/01                                           7,100        7,100
Florida HFA M/F Housing RB Series 1983J
   4.95%, 01/07/01                                           7,370        7,370
Florida Housing Finance Corp. Housing
  RB (Heritage Pointe Project)
  Series 1999I-1
   4.55%, 01/07/01                                           4,750        4,750
Florida Housing Finance Corp. Housing
  RB (Timberline Apartments)
  Series 1999P
   4.70%, 01/07/01                                           2,500        2,500
Florida Housing Finance Corp. Housing
  RB (Valencia Village Apartments
  Project) Series 1999G-1
   4.55%, 01/07/01                                           5,875        5,875
Florida Housing Finance Corp. M/F
  Housing RB (Buchanan Bay Townhomes
  Project) Series 1998S
   5.05%, 01/07/01                                           6,725        6,725
Florida Ocean Highway & Port Authority
  RB Series 1990
   5.10%, 01/07/01                                          12,100       12,100


                                                             Par        Value
                                                           -------   ----------
Florida State Finance Authority (Florida
  Hospital Association - Capital Projects
  Loan Program) Series 1998A
   4.50%, 01/07/01                                         $66,800   $   66,800
Gainesville, Florida IDA (Exactech, Inc.
  Project)
   5.10%, 01/07/01                                           3,600        3,600
Gainesville, Florida IDRB (Lifes
  Community Blood Centers, Inc.)
  Series 1999
   4.70%, 01/07/01                                           3,100        3,100
Gulf Breeze, Florida RB (Local
  Government Loan Program)
  Series 1985C
   4.50%, 01/07/01                                           7,305        7,305
Gulf Breeze, Florida RB (Local
  Government Loan Program)
  Series 1985E
   4.50%, 01/07/01                                          26,260       26,260
Halifax, Florida Health Care Facilities
  Hospital Medical Center RB (Health
  Care Plan, Inc. Project)
   4.40%, 01/07/01                                           5,200        5,200
Highlands County, Florida Health Facility
  Authority RB (Adventist Health Systems
  Project) Series 1997A
   4.80%, 01/07/01                                          13,875       13,875
Hillsborough County, Florida IDA RB
  (Independent Day School Project)
   4.30%, 01/07/01                                           6,500        6,500
Hillsborough County, Florida IDA RB
  (Tampa Metropolitan YMCA Project)
  Series 2000K
   5.05%, 01/07/01                                           9,400        9,400
Hillsborough County, Florida Aviation
  Authority Special Purpose Revenue
  Refunding Bond (Delta Airlines Project)
   4.45%, 01/07/01                                           2,300        2,300
Hillsborough County, Florida Educational
  Facilities Authority RB (University of
  Tampa Project)
   5.05%, 01/07/01                                           5,900        5,900
Hillsborough County, Florida IDA
  Education Facilities RB (Berkeley
  Preparatory School) Series 1999
   5.00%, 01/07/01                                           2,550        2,550

                                                             Par        Value
                                                           -------   ----------
Hillsborough County, Florida IDA
  Pollution Control RB (Tampa Electric-
  Gannon Project)
   4.95%, 01/01/01                                         $12,900   $   12,900
Jacksonville, Florida Electric Authority
  Water & Sewer Systems RB Series 2000B
   4.50%, 01/07/01                                           1,250        1,250
Jacksonville, Florida Industrial
  Development Revenue Refunding Bonds
  (Pavilion Associates Project)
   4.50%, 01/07/01                                           5,400        5,400
Jacksonville, Florida RB (Capital Project)
   4.65%, 01/07/01                                             390          390
Jacksonville, Flordia Economic
  Development Community RB (Bolles
  School Project) Series 1999A
   4.40%, 01/07/01                                           3,485        3,485
Lakeland, Florida Educational Facilities
  RB (Florida Southern College Project)
  Series 1999
   5.00%, 01/07/01                                          30,000       30,000
Lee County, Florida HFA M/F Housing RB
  (Cape Coral Apartments Project)
  Series 1999A
   4.72%, 01/07/01                                           6,160        6,160
Lee County, Florida IDA Health Care
  Facilities Revenue Refunding &
  Improvement Bond (Hope Hospice
  Project)
   4.30%, 01/07/01                                           4,700        4,700
Lee County, Florida IDA Educational
  Facilities RB (Canterbury School, Inc.
  Project)
   5.00%, 01/01/01                                           5,000        5,000
Manatee County, Florida HFA M/F
  Housing RB (Centre Court Apartments
  Project) Series 2000A
   4.55%, 01/07/01                                           3,850        3,850
Manatee County, Florida HFA M/F
  Housing RB (Hampton McGuire Project)
  Series 1989A
   4.40%, 01/07/01                                           3,100        3,100
Manatee County, Florida HFA M/F
  Housing RB (Sabal Palm Harbor
  Project) Series 2000A
   4.72%, 01/07/01                                           7,300        7,300


                                                             Par        Value
                                                           -------   ----------
Manatee County, Florida IDRB
  (Trilectron Industries Project)
  Series 1997A
   4.65%, 01/07/01                                         $ 2,000   $    2,000
Miami-Dade County, Florida Educational
  Facilities Authority RB (Carlos Albizu
  University Project)
   5.05%, 01/07/01                                           5,000        5,000
Miami-Dade County, Florida IDRB
  (Gulliver Schools Project) Series 2000
   5.05%, 01/07/01                                           9,450        9,450
Miami-Dade County, Florida IDA Airport
  Facilities RB (Flight Safety Project)
  Series 1999A
   5.10%, 01/07/01                                          21,500       21,500
Miami-Dade County, Florida IDA IDRB
  (Airbus Service Co. Project)
  Series 1998A
   4.55%, 01/07/01                                           9,830        9,830
Miami-Dade County, Florida IDA IDRB
  (Arctic Partners, Ltd. Project)
   5.15%, 01/07/01                                           2,240        2,240
Miami-Dade County, Florida IDA IDRB
  (Badia Spices, Inc. Project)
   5.10%, 01/07/01                                           4,475        4,475
Miami-Dade County, Florida IDA IDRB
  (Belen Jesuit Preparatory School
  Project) Series 1999
   5.00%, 01/07/01                                           7,760        7,760
Miami-Dade County, Florida IDA IDRB
  (Fine Arts Lamps Project) Series 1998
   5.10%, 01/07/01                                           1,900        1,900
Miami, Florida Health Facilities Authority
  RB (Jewish Home for the Aged, Inc.
  Project) Series 1996
   5.00%, 01/07/01                                           9,500        9,500
Okeechobee County, Florida Exempt
  Facility RB (Okeechobee Landfill, Inc.
  Project) Series 1999
   5.05%, 01/07/01                                          15,000       15,000
Orange County, Florida Educational
  Facilities Authority Educational
  Facilities RB (Rollins College Project)
  Series 1999
   5.00%, 01/07/01                                           7,900        7,900

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                             Par        Value
                                                           -------   ----------
Orange County, Florida Health Facilities
  Authority RB (Adventist Health
  Systems) Series 1992B
   4.95%, 01/07/01                                         $ 3,800   $    3,800
Orange County, Florida Health Facilities
  Authority RB (Florida Hospital
  Association Health Facility Loan
  Program) Series 2000A
   4.90%, 01/07/01                                          35,000       35,000
Orange County, Florida HFA (Highland
  Pointe Apartments Project) Series 1988J
   4.50%, 01/07/01                                           7,855        7,855
Orange County, Florida HFA M/F Housing
  RB (Andover Place Apartments)
   4.80%, 01/07/01                                           7,770        7,770
Orange County, Florida HFA M/F Housing
  RB (West Pointe Villas Project)
  Series 2000F
   4.55%, 01/07/01                                           5,750        5,750
Orange County, Florida HFA M/F Housing
  RB Series 2000G
   4.72%, 01/07/01                                           3,200        3,200
Orange County, Florida IDA IDRB
  (Central Florida Kidney Centers Project)
   4.90%, 01/07/01                                           5,000        5,000
Orange County, Florida IDA IDRB
  (Goodwill Industries, Inc. Project)
   5.00%, 01/07/01                                           6,000        6,000
Orange County, Florida M/F Housing RB
  (Smokewood Project) Series A
   4.85%, 01/07/01                                          19,950       19,950
Orange County, Florida IDA (Center For
  Drug Free Living Project)
   4.40%, 01/07/01                                          10,085       10,085
Orange County, Florida School Board COP
  Series 2000B
   4.90%, 01/07/01                                          17,400       17,400
Orlando, Florida Special Assessment RB
  (Republic Drive Interchange Project)
   4.60%, 01/07/01                                          18,850       18,850
Palm Beach County, Florida Airport RB
  (Galaxy Aviation Project) Series 2000A
   5.10%, 01/07/01                                           6,000        6,000
Palm Beach County, Florida Health
  Facilities Authority Revenue Refunding
  Bonds (Joseph L. Morse Geriatric Center)
   4.80%, 01/07/01                                           9,555        9,555


                                                             Par        Value
                                                           -------   ----------
Palm Beach County, Florida HFA M/F
  Housing RB (Azalea Place Apartments
  Project) Series 1999A
   4.72%, 01/07/01                                         $ 2,600   $    2,600
Palm Beach County, Florida IDRB
  (Benjamin Private School Project)
   5.00%, 01/07/01                                           9,000        9,000
Palm Beach County, Florida IDRB
  (Palm Beach Day Care School Project)
  Series 1999
   3.80%, 01/07/01                                           5,000        5,000
Palm Beach County, Florida RB
  (Complete Alcohol Rehabilitation
  Project)
   4.95%, 01/07/01                                           5,900        5,900
Palm Beach County, Florida RB (Norton
  Gallery Art School Project) Series 1995
   4.90%, 01/07/01                                           2,300        2,300
Pasco County, Florida COP
   4.80%, 01/07/01                                          40,700       40,700
Pasco County, Florida Education Facility
  Authority RB (St. Leo University Project)
   4.94%, 01/07/01                                           2,650        2,650
Pinellas County, Florida Independent
  Council RB (Operation Par, Inc. Project)
  Series 1999
   4.45%, 01/07/01                                           6,505        6,505
Pinellas County, Florida Educational
  Facilities Authority RB (Caterbury School
  of Florida Project)
   4.50%, 01/07/01                                           4,500        4,500
Pinellas County, Florida HFA M/F
  Housing RB (Mariners Pointe
  Apartments)
   4.55%, 01/07/01                                           4,900        4,900
Pinellas County, Florida Industry Council
  IDRB (Better Business Forms, Inc.
  Project) Series 1997
   5.10%, 01/07/01                                           2,800        2,800
Plant City, Florida Hospital RB (Southern
  Florida Baptist Hospital Project)
   4.85%, 01/07/01                                           9,940        9,940
Polk County, Florida IDA IDRB
  (Juice Bowl Products, Inc. Project)
   5.10%, 01/07/01                                           3,100        3,100
Polk County, Florida IDA RB
  (Farmland Hydro Project)
   5.05%, 01/07/01                                           6,000        6,000

                                                             Par        Value
                                                           -------   ----------
Polk County, Florida IDA RB
  (Pavermodule, Inc. Project)
   5.10%, 01/07/01                                         $ 4,210   $    4,210
Polk County, Florida IDA RB (Young
  Florida Project) Series 1996
   4.55%, 01/07/01                                           1,820        1,820
Riviera Beach, Florida IDRB (Sunshine
  Farms Poultry Project)
   5.10%, 01/07/01                                           2,400        2,400
SouthEast Volusia, Florida Hospital
  District RB (Bert Fish Medical Center
  Project) Series 1995
   4.85%, 01/07/01                                          12,505       12,505
St. Lucie County, Florida IDRB (Savannah
  Hospital Project)
   5.05%, 01/07/01                                           6,925        6,925
St. Petersburg, Florida Capital
  Improvement RB (Airport & Golf
  Course Project) Series 1997C
   5.10%, 01/07/01                                             775          775
St. Petersburg, Florida Capital
  Improvement RB (Airport & Golf
  Course Project) Series B
   5.00%, 01/07/01                                           2,620        2,620
Sarasota County, Florida RB (Sarasota
  County Family YMCA Project)
   4.40%, 01/07/01                                           3,600        3,600
Sumter County, Florida IDA RB (Robbins
  Manufacturing Project) Series 1997
   4.60%, 01/07/01                                           1,960        1,960
Tallahassee & Leon County, Florida Civic
  Center Authority Capital Improvement
  RB Series A
   5.00%, 01/07/01                                           7,000        7,000
Tampa, Florida Occupational License
  Tax RB Series 1996A
   4.75%, 01/07/01                                           7,885        7,885
Tampa, Florida RB (Tampa Prep School
  Project)
   4.40%, 01/07/01                                          10,000       10,000
Volusia County, Florida Health Facilities
  Authority RB (South West Volusia
  Health Project) Series 1994A
   4.40%, 01/07/01                                           8,480        8,480
West Orange Healthcare District, Florida
  RB Series 1999B
   4.70%, 01/07/01                                             500          500
                                                                     ----------
                                                                        867,350
                                                                     ----------


                                                             Par        Value
                                                           -------   ----------
IDAHO -- 0.2%
Idaho HFA Housing RB (Assisted Living
  Concepts Project)
   5.10%, 01/07/01                                         $ 2,815   $    2,815
                                                                     ----------
ILLINOIS -- 1.0%
Chicago, Illinois Gas Supply RB (Peoples
  Gas, Light & Coke Co. Project)
  Series 1993B
   4.30%, 01/07/01                                           1,000        1,000
Chicago, Illinois O'Hare International
  Airport RB ACES (General Airport
  Second Lien) Series B1
   5.10%, 01/07/01                                             700          700
Chicago, Illinois O'Hare International
  Airport Special Facility RB
   4.90%, 01/07/01                                          13,100       13,100
                                                                     ----------
                                                                         14,800
                                                                     ----------
PENNSYLVANIA -- 0.0%
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria Cogen
  Co. Project)
   4.80%, 01/07/01                                             700          700
                                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $885,765)                                                       885,765
                                                                     ----------
VARIABLE RATE TENDER OPTION BONDS -- 11.2% (a)(b)(f)
FLORIDA -- 8.3%
Dade County, Florida Special Obligation
  TOB Series 415
   4.94%, 01/07/01                                           7,995        7,995
Escambia County, Florida HFA S/F
  Mortgage RB TOB Series 1997D
   4.99%, 01/07/01                                           8,350        8,350
Florida Housing Finance Corp. RB TOB
  Series 2000J
   4.96%, 01/07/01                                           5,000        5,000
Florida Housing Finance Corp. RB TOBP
  (PT-471)
   4.32%, 01/07/01                                          15,035       15,035
Florida State Board of Education Capital
  Outlay TOB Series 137
   4.70%, 01/07/01                                          17,975       17,975
Florida State Board of Education Capital
  Outlay TOB Series 190
   4.92%, 01/07/01                                           1,175        1,175

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                             Par        Value
                                                           -------   ----------
Florida State Board of Education Capital
  Outlay TOB Series 1998E
   4.94%, 01/07/01                                         $ 6,180   $    6,180
Florida State Board of Education Capital
  Outlay TOB Series 223
   4.94%, 01/07/01                                           3,070        3,070
Florida State Board of Education Capital
  Outlay TOB Series 286
   4.92%, 01/07/01                                           2,675        2,675
Florida State Board of Finance
  Department General Services RB TOB
  Series 317
   4.92%, 01/07/01                                           5,000        5,000
Florida State Turnpike Authority
  Turnpike RB TOB Series 273
   4.92%, 01/07/01                                           2,945        2,945
Fort Meyers, Florida Utility Revenue
  Refunding TOB Series 1999A
   4.92%, 01/07/01                                           2,495        2,495
Hillsborough County, Florida Capital
  Improvement Program RB TOB
  Series 222
   4.92%, 01/07/01                                           5,230        5,230
Jacksonville, Florida Electric Authority
  RB TOB Series 2000FF
   4.70%, 01/07/01                                           1,700        1,700
Jacksonville, Florida Electric Authority
  RB TOB Series 211
   4.92%, 01/07/01                                           7,185        7,185
Jacksonville, Florida Electric Authority
  RB TOB Series 226
   4.92%, 01/07/01                                           2,500        2,500
Jacksonville, Florida Port Authority TOB
   4.96%, 01/07/01                                          10,100       10,100
Lee County, Florida Airport RB TOBP
  (PA-679)
   4.99%, 01/07/01                                           2,745        2,745
Palm Beach County, Florida Criminal
  Justice Facilities TOB Series 191
   4.92%, 01/07/01                                           7,495        7,495
Pinellas County, Florida HFA S/F Housing
  RB TOBP (PT-352)
   4.99%, 01/07/01                                           4,475        4,475
                                                                     ----------
                                                                        119,325
                                                                     ----------


                                                             Par        Value
                                                           -------   ----------
GEORGIA -- 1.8%
Atlanta, Georgia Water & Wastewater RB
  TOB Series 398
   4.94%, 01/07/01                                         $16,000   $   16,000
Georgia State GO TOB Series 2000I-16
   4.31%, 01/07/01                                           4,950        4,950
Georgia State GO TOB Series 213
   4.92%, 01/07/01                                           5,000        5,000
                                                                     ----------
                                                                         25,950
                                                                     ----------
TENNESSEE -- 0.3%
Tennessee HDA Mortgage Finance TOB
  Series 1997K
   5.04%, 01/07/01                                           3,995        3,995
                                                                     ----------
TEXAS -- 0.8%
Lower Colorado River Authority, Texas
  Revenue Refunding Bonds TOB
  Series 1999A
   4.94%, 01/07/01                                          10,770       10,770
                                                                     ----------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $160,040)                                                       160,040
                                                                     ----------
REVENUE BONDS -- 5.9% (c)
COLORADO -- 0.2%
Denver, Colorado City & County Airport
  Prerefunded RB Series 1991D
   4.48%, 11/15/01                                           2,175        2,221
                                                                     ----------
FLORIDA -- 3.3%
Florida Ports Financing Commission
  State Transportation Trust Fund RB (f)
   4.35%, 06/01/01                                           3,435        3,451
Florida State Board of Finance
  Department of General Services
  Revenue Refunding Bonds (Save Our
  Coast Department of Nature
  Resources) (f)
   4.30%, 07/01/01                                           1,000        1,008
Florida State Turnpike Authority RB (f)
   4.33%, 07/01/01                                           2,000        2,018
George L. Smith II, Georgia World
  Congress Center Authority Revenue
  Refunding Bond (Domed Stadium
  Project) (f)
   4.43%, 07/01/01                                           5,005        5,037

                                                             Par        Value
                                                           -------   ----------
Hillsborough County, Florida Aviation
  Authority Revenue Refunding Bond
  (Tampa International Airport)
  Series 1997A (f)
   4.33%, 10/01/01                                         $ 6,130   $    6,160
Homestead, Florida Special Insurance
  Assessment RB (f)
   4.13%, 03/01/01                                           1,000        1,001
Inland Protection Financing Corp.,
  Florida Special Obligation RB (f)
   4.22%, 01/01/01                                           5,200        5,200
Pasco County, Florida Solid Waste
  Disposal & Resources Recovery
  System RB (f)
   4.32%, 04/01/01                                           3,000        3,008
Pinellas County, Florida Capital
  Imprvoement RB
   4.38%, 01/01/01                                          17,010       17,010
Tampa, Florida Water & Sewer Revenue
  Refunding Bond Series 1998B (f)
   4.30%, 10/01/01                                           4,090        4,111
                                                                     ----------
                                                                         48,004
                                                                     ----------
INDIANA -- 0.4% (f)
Indianapolis, Indiana Airport Authority
  Revenue Refunding Bond Series 1998A
   4.40%, 07/01/01                                           5,290        5,292
                                                                     ----------
OKLAHOMA -- 0.5%
Oklahoma State Turnpike Authority RB
  Series 1992A
   4.34%, 01/01/01                                           7,000        7,000
                                                                     ----------
OREGON -- 0.2%
Oregon State RB (Veterans Welfare
  Project) Series 2000-80B
   4.26%, 10/01/01                                           3,250        3,250
                                                                     ----------
SOUTH CAROLINA -- 0.3% (f)
Piedmont Municipal Power Agency,
  South Carolina Electric RB Series 1996B
   4.28%, 01/01/01                                           5,000        5,000
                                                                     ----------
TENNESSEE -- 0.2% (f)
Metropolitan Nashville Airport Authority,
  Tennessee Airport RB Series 1991A
   4.38%, 07/01/01                                           3,000        3,030
                                                                     ----------


                                                             Par        Value
                                                           -------   ----------
TEXAS -- 0.1%
University of Texas Permanent University
  Fund Revenue Refunding Bonds
   5.12%, 07/01/01                                         $ 1,000   $    1,029
                                                                     ----------
WASHINGTON -- 0.7% (f)
Spokane County, Washington Airport RB
   4.49%, 10/01/01                                             750          750
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nulcear Project No. 1) Series 1991A
   4.35%, 07/01/01                                           1,000        1,031
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nulcear Project No. 2) Series 1990C
   4.38%, 01/01/01                                           1,370        1,398
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nulcear Project No. 2) Series 1993A
   4.35%, 07/01/01                                           5,000        5,022
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nulcear Project No. 2) Series 1996A
   4.35%, 07/01/01                                           1,000        1,003
                                                                     ----------
                                                                          9,204
                                                                     ----------
TOTAL REVENUE BONDS
  (Cost $84,030)                                                         84,030
                                                                     ----------
TAX-EXEMPT COMMERCIAL PAPER -- 5.6% (c)
Florida Local Government Finance
  Commission Pooled TECP Series A
   4.40%, 01/19/01                                             480          480
   4.40%, 03/15/01                                           5,891        5,891
   4.25%, 05/08/01                                           3,500        3,500
   4.25%, 06/07/01                                           7,763        7,763
Florida Local Government Finance
  Commission Pooled TECP Series B
   4.45%, 01/19/01                                           2,957        2,957
   4.30%, 06/07/01                                           2,500        2,500
Hillsborough County, Florida Capital
  Improvement TECP Series A (f)
   4.30%, 02/01/01                                           5,000        5,000
   4.05%, 05/10/01                                          11,750       11,750
Orange County, Florida HFA Pooled
  Hospital Loan TECP (f)
   4.45%, 01/10/01                                          10,000       10,000

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                             Par        Value
                                                           -------   ----------
Orange County, Florida TECP Series A (f)
   4.30%, 02/01/01                                         $ 3,000   $    3,000
   4.30%, 02/05/01                                           1,739        1,739
Sunshine State of Florida Governmental
  Financing Commission TECP
  Series 2000A (f)
   4.25%, 01/03/01                                          25,000       25,000
                                                                     ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $79,580)                                                         79,580
                                                                     ----------
TAX ANTICIPATION NOTES -- 4.7% (c)
Broward County, Florida School District
  TAN
   4.28%, 09/11/01                                          20,000       20,096
Charlotee County, Florida School District
  TAN
   4.25%, 06/29/01                                           9,000        9,032
Orange County, Florida School District
  TAN
   4.30%, 09/17/01                                          20,000       20,096
   4.32%, 09/17/01                                          13,500       13,562
Seminole County, Florida School District
  TAN
   4.30%, 08/01/01                                           5,000        5,012
                                                                     ----------
TOTAL TAX ANTICIPATION NOTES
  (Cost $67,798)                                                         67,798
                                                                     ----------
REVENUE ANTICIPATION NOTES -- 1.7% (c)
Brevard County, Florida School Board
  RAN
   4.20%, 04/11/01                                           4,475        4,480
   4.28%, 05/04/01                                          20,000       20,022
                                                                     ----------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $24,502)                                                         24,502
                                                                     ----------
GENERAL OBLIGATIONS -- 1.1% (c)
Broward County, Florida Refunding GO
  Series 1992C
   4.20%, 01/01/01                                           1,000        1,000
Dade County, Florida GO Series 1978H (f)
   4.37%, 06/01/01                                           2,710        2,734
Florida State Board of Education Capital
  Outlay Public Education GO
  Series 1991A
   4.30%, 06/01/01                                           5,000        5,099


                                                             Par        Value
                                                           -------   ----------
Florida State Board of Education Capital
  Outlay Public Education GO
  Series 1991B
   6.09%, 06/01/01                                         $ 5,950   $    6,060
Florida State Board of Education Capital
  Outlay Public Education GO
  Series 2000A
   5.69%, 01/01/02                                           1,000        1,019
                                                                     ----------
TOTAL GENERAL OBLIGATIONS
  (Cost $15,912)                                                         15,912
                                                                     ----------
FIXED RATE TENDER OPTION BONDS -- 0.5% (c)(e)(f)
Oklahoma State HFA S/F Housing RB TOB
   4.50%, 05/24/01                                           7,805        7,805
                                                                     ----------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $7,805)                                                           7,805
                                                                     ----------
BOND ANTICIPATION NOTES -- 0.5% (c)
Wyandotte County, Kansas City, Kansas
  Unified Government Temporary BAN
  Series 10
   4.50%, 05/01/01                                           1,256        1,257
Wyandotte County, Kansas City, Kansas
  Unified Government Temporary BAN
  Series 11
   4.50%, 05/01/01                                             402          402
Wyandotte County, Kansas City, Kansas
  Unified Government Temporary BAN
  Series 12
   4.50%, 05/01/01                                           2,802        2,803
Wyandotte County, Kansas City, Kansas
  Unified Government Temporary BAN
  Series 13
   4.50%, 05/01/01                                           1,874        1,875
Wyandotte County, Kansas City, Kansas
  Unified Government Temporary BAN
  Series 14
   4.50%, 05/01/01                                             914          914
                                                                     ----------
TOTAL BOND ANTICIPATION NOTES
  (Cost $7,251)                                                           7,251
                                                                     ----------

                                                             Par        Value
                                                           -------   ----------
CERTIFICATES OF PARTICIPATION -- 0.3% (c)(f)
Miami-Dade County, Florida School
  Board COP Series 1998C
   4.35%, 08/01/01                                         $ 4,700   $    4,717
                                                                     ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $4,717)                                                           4,717
                                                                     ----------
TOTAL INVESTMENTS -- 93.2%
  (Cost $1,337,400)                                                   1,337,400
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 6.8%
  Other assets                                                           98,038
  Liabilities                                                              (386)
                                                                     ----------
                                                                         97,652
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $1,435,052
                                                                     ==========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2000
(All dollar amounts are in thousands unless otherwise noted)

For each security, cost and carrying value for financial reporting and federal income tax purposes are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At December 31, 2000, the aggregate value of such securities held by the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal Money Fund was $1,075,685, $750,680, $262,685, $87,005, $29,028 and $160,040, respectively, which represented 11.09%, 12.32%, 21.59%, 27.14%, 12.92% and 11.15% of the net
    assets of each fund, respectively.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities of 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Interest rates represent effective yield to put or call date at time of purchase.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

(e) These securities have legal or contractual restrictions on resale. Such securities are deemed illiquid in accordance with procedures adopted by the Board of Trustees. At December 31, 2000, the aggregate value of such securities held by Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund was $321,494, $89,434, $87,670, $19,109,
    $12,141 and $7,805, respectively, which represented 3.31%, 1.47%, 7.21%,
    5.96%, 5.40% and 0.54%, respectively, of the net assets of each fund.

(f) Security has one or more third party credit enhancements.

(g) Rate shown is the yield as of the report date.

PORTFOLIO ABBREVIATIONS
ACES              Adjustable Convertible Extendable Securities
BAN               Bond Anticipation Note
COP               Certificates of Participation
GO                General Obligation
HDA               Housing Development Authority
HFA               Housing Finance Agency
IDA               Industrial Development Authority
IDB               Industrial Development Board
IDRB              Industrial Development Revenue Bond
M/F               Multi-Family
RAN               Revenue Anticipation Note
RB                Revenue Bond
S/F               Single Family
TAN               Tax Anticipation Note
TECP              Tax-Exempt Commercial Paper
TOB               Tender Option Bond
TOBP              Tender Option Bond Partnership
TRAN              Tax and Revenue Anticipation Notes


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
December 31, 2000

                                                                                    Schwab       Schwab
                                                                       Schwab     California    New York
                                                                      Municipal    Municipal    Municipal
                                                                     Money Fund   Money Fund   Money Fund
                                                                     ----------   ----------   ----------
ASSETS
Investments, at value (Cost: $9,628,293, $6,005,320 and
   $1,237,675, respectively)                                         $9,628,293   $6,005,320   $1,237,675
Cash                                                                      2,197           --           --
Receivables:
   Interest                                                              78,960       53,622       10,201
   Investments sold                                                      38,640       15,810           --
   Fund shares sold                                                      25,971       32,103        7,574
Prepaid expenses                                                            469           90           31
                                                                     ----------   ----------   ----------
     Total assets                                                     9,774,530    6,106,945    1,255,481
                                                                     ----------   ----------   ----------
LIABILITIES
Payables:
   Dividends                                                              2,214          869          217
   Investments purchased                                                 47,465           --       35,376
   Fund shares redeemed                                                  25,237       12,353        3,006
   Investment advisory and administration fees                              231          160           32
   Transfer agency and shareholder service fees                             521          316           64
Other liabilities                                                           329          263          109
                                                                     ----------   ----------   ----------
     Total liabilities                                                   75,997       13,961       38,804
                                                                     ----------   ----------   ----------
Net assets applicable to outstanding shares                          $9,698,533   $6,092,984   $1,216,677
                                                                     ==========   ==========   ==========
NET ASSETS CONSIST OF
Paid-in capital                                                      $9,702,641   $6,095,009   $1,216,938
Accumulated net realized loss on investments sold                        (4,108)      (2,025)        (261)
                                                                     ----------   ----------   ----------
                                                                     $9,698,533   $6,092,984   $1,216,677
                                                                     ==========   ==========   ==========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
   Outstanding Sweep Shares                                           6,783,991    3,924,184      797,964
   Outstanding Value Advantage Shares                                 2,918,917    2,170,940      419,037
                                                                     ----------   ----------   ----------
     Total outstanding shares                                         9,702,908    6,095,124    1,217,001
                                                                     ==========   ==========   ==========
Net asset value, offering and redemption price per each Sweep
   and Value Advantage Share                                              $1.00        $1.00        $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
December 31, 2000

                                                                       Schwab        Schwab       Schwab
                                                                     New Jersey   Pennsylvania    Florida
                                                                      Municipal     Municipal    Municipal
                                                                     Money Fund    Money Fund   Money Fund
                                                                     ----------   ------------  ----------
ASSETS
Investments, at value (Cost: $319,590, $222,192 and
   $1,337,400, respectively)                                          $319,590      $222,192    $1,337,400
Cash                                                                       884            93         5,581
Receivables:
   Interest                                                              3,513         2,471         9,017
   Investments sold                                                      1,100            --        83,411
Prepaid expenses                                                            14            20            29
                                                                      --------      --------    ----------
     Total assets                                                      325,101       224,776     1,435,438
                                                                      --------      --------    ----------
LIABILITIES
Payables:
   Dividends                                                                24            15           221
   Investments purchased                                                 4,385            --            --
   Investment advisory fees and administration fees                         10             5            27
   Transfer agency and shareholder service fees                             20            14            91
Other liabilities                                                           57            43            47
                                                                      --------      --------    ----------
     Total liabilities                                                   4,496            77           386
                                                                      --------      --------    ----------
Net assets applicable to outstanding shares                           $320,605      $224,699    $1,435,052
                                                                      ========      ========    ==========
NET ASSETS CONSIST OF
Paid-in capital                                                       $320,643      $224,731    $1,435,218
Accumulated net realized loss on investments sold                          (38)          (32)         (166)
                                                                      --------      --------    ----------
                                                                      $320,605      $224,699    $1,435,052
                                                                      ========      ========    ==========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
   Outstanding Sweep Shares                                            320,680       224,768     1,435,241
Net asset value, offering and redemption price per share                 $1.00         $1.00         $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 2000

                                                                         Schwab      Schwab      Schwab       Schwab       Schwab
                                                            Schwab     California   New York   New Jersey  Pennsylvania    Florida
                                                           Municipal    Municipal   Municipal   Municipal    Municipal    Municipal
                                                          Money Fund   Money Fund  Money Fund  Money Fund   Money Fund   Money Fund
                                                          ----------   ----------  ----------  ----------  ------------  ----------
Interest income                                            $366,325     $204,923     $42,255     $10,500      $ 7,961     $32,055
                                                           --------     --------     -------     -------      -------     -------
Expenses:
   Investment advisory and
     administration fees                                     31,237       19,995       3,953         995          725       2,925
   Transfer agency and shareholder
     service fees:
       Sweep Shares                                          28,203       17,124       3,153       1,178          858       3,466
       Value Advantage Shares                                 6,430        4,555         859          --           --          --
   Custodian and portfolio
     accounting fees                                            676          510         256         108           91         178
   Registration fees                                          1,018          306         100          68           41          79
   Professional fees                                             47           41          28          20           20          22
   Shareholder reports                                          461          146          39           5            4          42
   Trustees' fees                                                31           25          16          16           15          37
   Proxy fees                                                   627          392          72          17           14          53
   Other expenses                                                86           54          15           8            8          12
                                                           --------     --------     -------     -------      -------     -------
                                                             68,816       43,148       8,491       2,415        1,776       6,814
Less: expenses reduced (see Note 4)                         (15,251)      (9,824)     (2,038)       (696)        (522)     (2,216)
                                                           --------     --------     -------     -------      -------     -------
     Net expenses incurred by fund                           53,565       33,324       6,453       1,719        1,254       4,598
                                                           --------     --------     -------     -------      -------     -------
Net investment income                                       312,760      171,599      35,802       8,781        6,707      27,457
Net realized loss on investments sold                          (845)        (961)       (187)        (22)         (23)       (152)
                                                           --------     --------     -------     -------      -------     -------
Increase in net assets resulting
   from operations                                         $311,915     $170,638     $35,615     $ 8,759      $ 6,684     $27,305
                                                           ========     ========     =======     =======      =======     =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,

                                               Schwab                     Schwab California                  Schwab New York
                                        Municipal Money Fund            Municipal Money Fund               Municipal Money Fund
                                     ---------------------------    -----------------------------     ---------------------------
                                         2000           1999            2000             1999              2000          1999
                                     ------------   ------------    ------------     ------------     -----------     -----------
Operations:
   Net investment income             $    312,760   $    206,391    $    171,599     $    108,435     $    35,802     $    20,690
   Net realized loss on
     investments sold                        (845)          (758)           (961)            (270)           (187)            (53)
                                     ------------   ------------    ------------     ------------     -----------     -----------
  Increase in net assets
    resulting from operations             311,915        205,633         170,638          108,165          35,615          20,637
                                     ------------   ------------    ------------     ------------     -----------     -----------
Dividends to shareholders
  from net investment income
  (see Note 2):
     Sweep Shares                        (217,620)      (149,157)       (113,342)         (70,760)        (23,446)        (13,429)
     Value Advantage Shares               (95,140)       (57,234)        (58,257)         (37,675)        (12,356)         (7,261)
                                     ------------   ------------    ------------     ------------     -----------     -----------
       Total dividends to
         shareholders                    (312,760)      (206,391)       (171,599)        (108,435)        (35,802)        (20,690)
                                     ------------   ------------    ------------     ------------     -----------     -----------
Capital share transactions
  (at $1.00 per share) (see Note 5):
     Proceeds from shares sold         34,546,092     29,207,646      20,665,635       15,044,804       3,876,839       2,685,061
     Net asset value of shares
       issued in reinvestment
       of dividends                       300,806        220,975         166,028          116,671          34,444          22,245
     Payments for shares
       redeemed                       (33,508,383)   (27,933,769)    (19,798,339)     (14,070,363)     (3,594,383)     (2,513,226)
                                     ------------   ------------    ------------     ------------     -----------     -----------
     Increase in net assets
       from capital share
       transactions                     1,338,515      1,494,852       1,033,324        1,091,112         316,900         194,080
                                     ------------   ------------    ------------     ------------     -----------     -----------
Total increase in net assets            1,337,670      1,494,094       1,032,363        1,090,842         316,713         194,027
Net assets:
   Beginning of period                  8,360,863      6,866,769       5,060,621        3,969,779         899,964         705,937
                                     ------------   ------------    ------------     ------------     -----------     -----------
   End of period                     $  9,698,533   $  8,360,863    $  6,092,984     $  5,060,621     $ 1,216,677     $   899,964
                                     ============   ============    ============     ============     ===========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,

                                         Schwab New Jersey              Schwab Pennsylvania                 Schwab Florida
                                       Municipal Money Fund             Municipal Money Fund              Municipal Money Fund
                                     ---------------------------    -----------------------------     ---------------------------
                                         2000           1999            2000             1999             2000           1999
                                     ------------   ------------    ------------     ------------     -----------     -----------
Operations:
   Net investment income              $     8,781    $   3,623       $   6,707        $   3,676       $    27,457     $    16,092
   Net realized loss on
     investments sold                         (22)         (16)            (23)              (4)             (152)            (14)
                                      -----------    ---------       ---------        ---------       -----------     -----------
  Increase in net assets
    resulting from operations               8,759        3,607           6,684            3,672            27,305          16,078
                                      -----------    ---------       ---------        ---------       -----------     -----------
Dividends to shareholders
   from net investment income
   (see Note 2):                           (8,781)      (3,623)         (6,707)          (3,676)          (27,457)        (16,092)
                                      -----------    ---------       ---------        ---------       -----------     -----------
Capital share transactions
  (at $1.00 per share):
     Proceeds from shares sold          1,223,668      686,811         827,007          571,748         3,540,268       2,586,830
     Net asset value of shares
       issued in reinvestment
       of dividends                         8,618        3,855           6,605            3,991            26,476          17,378
     Payments for shares
       redeemed                        (1,117,762)    (582,462)       (772,817)        (533,524)       (3,346,712)     (2,405,514)
                                      -----------    ---------       ---------        ---------       -----------     -----------
     Increase in net assets from
       capital share transactions         114,524      108,204          60,795           42,215           220,032         198,694
                                      -----------    ---------       ---------        ---------       -----------     -----------
Total increase in net assets              114,502      108,188          60,772           42,211           219,880         198,680

Net assets:
   Beginning of period                    206,103       97,915         163,927          121,716         1,215,172       1,016,492
                                      -----------    ---------       ---------        ---------       -----------     -----------
   End of period                      $   320,605    $ 206,103       $ 224,699        $ 163,927       $ 1,435,052     $ 1,215,172
                                      ===========    =========       =========        =========       ===========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                    Schwab Municipal Money Fund
-----------------------------------------------------------------------------------------------------------
                                                         1/1/00-    1/1/99-   1/1/98-    1/1/97-   1/1/96-
SWEEP SHARES                                            12/31/00   12/31/99  12/31/98   12/31/97  12/31/96
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Income from investment operations:
   Net investment income                                  0.03       0.03      0.03       0.03       0.03
                                                        ---------------------------------------------------
   Total from investment operations                       0.03       0.03      0.03       0.03       0.03
Less distributions:
   Dividends from net investment income                  (0.03)     (0.03)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
   Total distributions                                   (0.03)     (0.03)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
Net asset value at end of period                          1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Total return (%)                                          3.53       2.70      2.92       3.11       2.92

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets     0.66 1     0.66      0.66       0.66 1     0.66
Expense reductions reflected in above ratio               0.17       0.19      0.22       0.24       0.24
Ratio of net investment income to average net assets      3.47       2.67      2.87       3.06       2.89
Net assets, end of period ($ X 1,000,000)                6,780      6,090     5,247      4,424      3,869


-----------------------------------------------------------------------------------------------------------
                                                         1/1/00-    1/1/99-   1/1/98-    1/1/97-   1/1/96-
VALUE ADVANTAGE SHARES                                  12/31/00   12/31/99  12/31/98   12/31/97  12/31/96
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Income from investment operations:
   Net investment income                                  0.04       0.03      0.03       0.03       0.03
                                                        ---------------------------------------------------
   Total income from investment operations                0.04       0.03      0.03       0.03       0.03
Less distributions:
   Dividends from net investment income                  (0.04)     (0.03)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
   Total distributions                                   (0.04)     (0.03)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
Net asset value at end of period                          1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Total return (%)                                          3.75       2.91      3.14       3.32       3.14

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets     0.45 2     0.45      0.45       0.45 2     0.45
Expense reductions reflected in above ratio               0.18       0.20      0.24       0.27       0.30
Ratio of net investment income to average net assets      3.70       2.89      3.08       3.29       3.10
Net assets, end of period ($ X 1,000,000)                2,919      2,270     1,620      1,085        608

1 Would have been 0.67% if certain non-routine expenses (proxy fees) had been included.
2 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                              Schwab California Municipal Money Fund
-----------------------------------------------------------------------------------------------------------
                                                         1/1/00-    1/1/99-   1/1/98-    1/1/97-   1/1/96-
SWEEP SHARES                                            12/31/00   12/31/99  12/31/98   12/31/97  12/31/96
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Income from investment operations:
   Net investment income                                  0.03       0.02      0.03       0.03       0.03
                                                        ---------------------------------------------------
   Total from investment operations                       0.03       0.02      0.03       0.03       0.03
Less distributions:
   Dividends from net investment income                  (0.03)     (0.02)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
   Total distributions                                   (0.03)     (0.02)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
Net asset value at end of period                          1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Total return (%)                                          3.02       2.42      2.64       2.95       2.80

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets     0.65 1     0.65      0.65       0.65 1     0.65
Expense reductions reflected in above ratio               0.18       0.20      0.24       0.26       0.27
Ratio of net investment income to average net assets      2.98       2.41      2.60       2.91       2.77
Net assets, end of period ($ X 1,000,000)                3,923      3,457     2,611      2,155      1,816


-----------------------------------------------------------------------------------------------------------
                                                         1/1/00-    1/1/99-   1/1/98-    1/1/97-   1/1/96-
VALUE ADVANTAGE SHARES                                  12/31/00   12/31/99  12/31/98   12/31/97  12/31/96
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Income from investment operations:
   Net investment income                                  0.03       0.03      0.03       0.03       0.03
                                                        ---------------------------------------------------
   Total income from investment operations                0.03       0.03      0.03       0.03       0.03
Less distributions:
   Dividends from net investment income                  (0.03)     (0.03)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
   Total distributions                                   (0.03)     (0.03)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
Net asset value at end of period                          1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Total return (%)                                          3.22       2.62      2.84       3.15       3.01

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets     0.45 2     0.45      0.45       0.45 2     0.45
Expense reductions reflected in above ratio               0.17       0.20      0.25       0.27       0.32
Ratio of net investment income to average net assets      3.20       2.60      2.79       3.12       2.98
Net assets, end of period ($ X 1,000,000)                2,170      1,604     1,359        937        507

1 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.
2 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                               Schwab New York Municipal Money Fund
-----------------------------------------------------------------------------------------------------------
                                                         1/1/00-    1/1/99-   1/1/98-    1/1/97-   1/1/96-
SWEEP SHARES                                            12/31/00   12/31/99  12/31/98   12/31/97  12/31/96
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Income from investment operations:
   Net investment income                                  0.03       0.03      0.03       0.03       0.03
                                                        ---------------------------------------------------
   Total from investment operations                       0.03       0.03      0.03       0.03       0.03
Less distributions:
   Dividends from net investment income                  (0.03)     (0.03)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
   Total distributions                                   (0.03)     (0.03)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
Net asset value at end of period                          1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Total return (%)                                          3.39       2.59      2.78       2.96       2.74

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets     0.69 1     0.69      0.69       0.69 1     0.69
Expense reductions reflected in above ratio               0.18       0.22      0.28       0.33       0.35
Ratio of net investment income to average net assets      3.35       2.57      2.73       2.93       2.71
Net assets, end of period ($ X 1,000,000)                  798        604       468        357        271

-----------------------------------------------------------------------------------------------------------
                                                         1/1/00-    1/1/99-   1/1/98-    1/1/97-   1/1/96-
VALUE ADVANTAGE SHARES                                  12/31/00   12/31/99  12/31/98   12/31/97  12/31/96
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Income from investment operations:
   Net investment income                                  0.04       0.03      0.03       0.03       0.03
                                                        ---------------------------------------------------
   Total income from investment operations                0.04       0.03      0.03       0.03       0.03
Less distributions:
   Dividends from net investment income                  (0.04)     (0.03)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
   Total distributions                                   (0.04)     (0.03)    (0.03)     (0.03)     (0.03)
                                                        ---------------------------------------------------
Net asset value at end of period                          1.00       1.00      1.00       1.00       1.00
                                                        ---------------------------------------------------
Total return (%)                                          3.64       2.83      3.03       3.21       2.99

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets     0.45 2     0.45      0.45       0.45 2     0.45
Expense reductions reflected in above ratio               0.22       0.26      0.33       0.40       0.56
Ratio of net investment income to average net assets      3.59       2.81      2.96       3.18       2.98
Net assets, end of period ($ X 1,000,000)                  419        296       238        126         67


1 Would have been 0.70% if certain non-routine expenses (proxy fees) had been included.
2 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                      Schwab New Jersey             Schwab Pennsylvania                  Schwab Florida
                                     Municipal Money Fund           Municipal Money Fund              Municipal Money Fund
-------------------------------------------------------------------------------------------------------------------------------
                                  1/1/00-   1/1/99-  2/2/98 5-    1/1/00-   1/1/99-  2/2/98 5-    1/1/00-   1/1/99-  3/18/98 5-
                                 12/31/00  12/31/99  12/31/98    12/31/00  12/31/99  12/31/98    12/31/00  12/31/99  12/31/98
-------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period                        1.00      1.00      1.00         1.00      1.00      1.00        1.00      1.00       1.00
                                 ----------------------------------------------------------------------------------------------
Income from investment
  operations:
   Net investment income           0.03      0.03      0.03         0.04      0.03      0.03        0.04      0.03       0.02
                                 ----------------------------------------------------------------------------------------------
   Total from investment
      operations                   0.03      0.03      0.03         0.04      0.03      0.03        0.04      0.03       0.02
Less distributions:
   Dividends from net
      investment income           (0.03)    (0.03)    (0.03)       (0.04)    (0.03)    (0.03)      (0.04)    (0.03)     (0.02)
                                 ----------------------------------------------------------------------------------------------
   Total distributions            (0.03)    (0.03)    (0.03)       (0.04)    (0.03)    (0.03)      (0.04)    (0.03)     (0.02)
                                 ----------------------------------------------------------------------------------------------
Net asset value at
   end of period                   1.00      1.00      1.00         1.00      1.00      1.00        1.00      1.00       1.00
                                 ----------------------------------------------------------------------------------------------
Total return (%)                   3.38      2.58      2.60 1       3.57      2.71      2.72 1      3.62      2.78       2.37 1

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating
   expenses to average
   net assets                      0.65 3    0.65      0.65 2       0.65 3    0.65      0.65 2      0.59 4    0.59       0.59 2
Expense reductions reflected
   in above ratio                  0.27      0.29      0.48 2       0.27      0.29      0.51 2      0.29      0.33       0.41 2
Ratio of net investment
   income to average
   net assets                      3.35      2.60      2.75 2       3.52      2.68      2.85 2      3.56      2.75       2.95 2
Net assets, end of period
   ($ X 1,000,000)                  321       206        98          225       164       122       1,435     1,215      1,016

1  Not annualized.
2  Annualized.
3  Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.
4  Would have been 0.60% if certain non-routine expenses (proxy fees) had been included.
5  Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 2000
(All dollar amounts are in thousands unless otherwise noted)


1.  DESCRIPTION OF THE FUNDS

The Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund (the "funds") are series of The Charles Schwab Family of Funds (the "trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

All funds offer Sweep Shares, and the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund offer an additional class of shares known as Value Advantage Shares. Both classes represent interests in the same portfolio of investments of the respective fund and are substantially the same in all respects, except that the classes are subject to different transfer agency fees (see Note 3) and investment minimums.

In addition to the funds, the trust also offers Schwab Money Market Fund, Schwab Government Money fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and original issue discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares of a fund based on the value of settled shares outstanding of each respective class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each fund declares a daily dividend equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually. Dividends paid by a fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

EXPENSES -- Expenses arising in connection with a fund or class of a fund are charged directly to that fund or that class. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a fund are allocated daily to each class of that fund based on the value of settled shares outstanding of each respective class.

FEDERAL INCOME TAXES -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for federal income tax purposes.

As of December 31, 2000, the unused capital loss carryforwards for federal income tax purposes, with expiration dates, were as follows:

                                                               Schwab        Schwab        Schwab        Schwab        Schwab
                                                 Schwab      California     New York     New Jersey   Pennsylvania    Florida
                                                Municipal     Municipal     Municipal     Municipal     Municipal     Municipal
         Expiring in:                          Money Fund    Money Fund    Money Fund    Money Fund    Money Fund    Money Fund
         -----------                           ----------    ----------    ----------    ----------   ------------   ----------
         12/31/01                                $   --        $   56         $ --          $ --         $ --           $ --
         12/31/02                                 1,436           582           --            --           --             --
         12/31/03                                    36            --            6            --           --             --
         12/31/04                                   465            93            9            --           --             --
         12/31/05                                   523            35           --            --           --             --
         12/31/06                                    --            42            6            --            5              1
         12/31/07                                   775           259           53            14           --             14
         12/31/08                                   873           958          187            24           27            151
                                                 ------        ------         ----          ----         ----           ----
           Total capital loss carryforwards      $4,108        $2,025         $261          $ 38         $ 32           $166
                                                 ======        ======         ====          ====         ====           ====

RECLASSIFICATIONS -- Generally accepted accounting principles require that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $2 and $16 for the Schwab Municipal Money Fund and Schwab California Municipal Money Fund, respectively, were reclassified between accumulated realized capital loss and paid-in capital. These reclassifications have no effect on net assets or net asset values per share.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The funds have investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the year ended December 31, 2000 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For transfer agency services provided, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets of the Sweep Shares and 0.05% for Value Advantage Shares. For shareholder services provided, Schwab receives 0.20% of each fund's average daily net assets. Schwab has reduced a portion of its fee for the year ended December 31, 2000 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the year ended December 31, 2000, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The funds incurred fees totaling $140 related to the trust's unaffiliated trustees.

INTERFUND TRANSACTIONS -- During the year ended December 31, 2000, the funds engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees, and common officers. These transactions, made at current market value pursuant to Rule 17a-7 under the 1940 Act totaled the following dollar amounts as seen below.

Schwab Municipal Money Fund                                      $4,810,604
Schwab California Municipal Money Fund                              816,190
Schwab New York Municipal Money Fund                                444,225
Schwab New Jersey Municipal Money Fund                              624,034
Schwab Pennsylvania Municipal Money Fund                            505,285
Schwab Florida Municipal Money Fund                               2,609,320

4.  EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2001, the funds total operating expenses of each class of shares will not exceed certain percentages of average daily net assets of that class of shares, after reductions, as shown below. For purposes of this guarantee, operating expenses do not include interest expenses, taxes, and certain non-routine expenses. The actual operating expense ratio for the year ended December 31, 2000 did include non-routine expenses.
                                                     Sweep      Value Advantage
                                                   Shares (%)     Shares (%)
                                                   ----------   ---------------
Schwab Municipal Money Fund                           0.66           0.45
Schwab California Municipal Money Fund                0.65           0.45
Schwab New York Municipal Money Fund                  0.69           0.45
Schwab New Jersey Municipal Money Fund                0.65             --
Schwab Pennsylvania Municipal Money Fund              0.65             --
Schwab Florida Municipal Money Fund                   0.59             --

For the year ended December 31, 2000, the total of such fees reduced by the investment adviser and Schwab was as follows:

                                         Fees Reduced by the   Fees Reduced by
                                         investment adviser        Schwab
                                         -------------------   ---------------
Schwab Municipal Money Fund                   $14,994               $257
Schwab California Municipal Money Fund          9,824                 --
Schwab New York Municipal Money Fund            1,900                138
Schwab New Jersey Municipal Money Fund            696                 --
Schwab Pennsylvania Municipal Money Fund          522                 --
Schwab Florida Municipal Money Fund             2,216                 --

5.  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares, for the years ended December 31, 2000 and December 31, 1999 (at $1.00 per share), were as follows:

                                               Schwab                     Schwab California                  Schwab New York
                                        Municipal Money Fund            Municipal Money Fund               Municipal Money Fund
                                     ---------------------------    -----------------------------     ---------------------------
                                         2000           1999            2000             1999              2000          1999
                                     ------------   ------------    ------------     ------------     -----------     -----------
Proceeds from
   shares sold:
     Sweep Shares                    $ 29,861,664   $ 25,547,075    $ 17,669,847     $ 13,072,679     $ 3,321,113     $ 2,312,453
     Value Advantage Shares             4,684,428      3,660,571       2,995,788        1,972,125         555,726         372,608
                                     ------------   ------------    ------------     ------------     -----------     -----------
       Total                           34,546,092     29,207,646      20,665,635       15,044,804       3,876,839       2,685,061
                                     ------------   ------------    ------------     ------------     -----------     -----------
Net asset value of shares issued
   in reinvestment of dividends:
     Sweep Shares                         212,617        162,369         110,869           76,680          22,830          14,494
     Value Advantage Shares                88,189         58,606          55,159           39,991          11,614           7,751
                                     ------------   ------------    ------------     ------------     -----------     -----------
       Total                              300,806        220,975         166,028          116,671          34,444          22,245
                                     ------------   ------------    ------------     ------------     -----------     -----------
Payments for shares
   redeemed:
     Sweep Shares                     (29,383,923)   (24,865,127)    (17,314,654)     (12,302,903)     (3,150,196)     (2,190,547)
     Value Advantage Shares            (4,124,460)    (3,068,642)     (2,483,685)      (1,767,460)       (444,187)       (322,679)
                                     ------------   ------------    ------------     ------------     -----------     -----------
       Total                          (33,508,383)   (27,933,769)    (19,798,339)     (14,070,363)     (3,594,383)     (2,513,226)
                                     ------------   ------------    ------------     ------------     -----------     -----------
       Increase in net assets
         from capital share
         transactions                $  1,338,515   $  1,494,852    $  1,033,324     $  1,091,112     $   316,900     $   194,080
                                     ============   ============    ============     ============     ===========     ===========

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of:
Schwab Municipal Money Fund, Schwab California Municipal Money Fund,
Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal
Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund (six of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2001

TAX DESIGNATIONS (Unaudited)

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby designate 100% of the dividends paid for the year ended December 31, 2000 as exempt-interest dividends.

CONTACT SCHWAB

The SchwabFunds Family(R) includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.(R)

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET*
WWW.SCHWAB.COM

SCHWAB BY PHONE(TM)

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at
1-800-272-4922

MAIL
Write to SchwabFunds at:

P. O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

* Shares of Sweep Investments(R) may not be purchased over the Internet.


THE SCHWABFUNDS FAMILY

EQUITY INDEX FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(TM)
Schwab International Index Fund(R)

QUANTITATIVE/SECTOR FUNDS
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios(R)
     Growth Portfolio
     Balanced Portfolio
     Small Cap Portfolio
     International Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[GRAPHIC OMITTED]

SCHWABFUNDS

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
P.O. Box 7575, San Francisco, CA 94120-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2001 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. MKT3859-3(2/01)